Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Capital Markets-0.59%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	258,500	$5,299,630
Diversified Financial Services-0.00%
Zhengqi Financial Holding Corp., Rts., TBA (China)(b)(c)	122,862	0
Electrical Equipment-0.46%
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	479,718	1,446,818
Sieyuan Electric Co. Ltd., A Shares (China)	365,420	1,481,680
Suzhou Anjie Technology Co. Ltd., A Shares (China)(b)	331,600	1,214,845
		4,143,343
Electronic Equipment, Instruments & Components-17.23%
All Winner Technology Co. Ltd., A Shares (China)	136,423	801,396
Avary Holding Shenzhen Co. Ltd., A Shares (China)	397,056	2,901,333
BOE Technology Group Co. Ltd., A Shares (China)	16,284,974	10,896,315
BOE Technology Group Co. Ltd., B Shares (China)	6,431,139	2,472,813
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	838,190	3,437,065
Guangdong Ellington Electronics Technology Co. Ltd., A Shares (China)	325,700	473,652
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	112,300	1,671,910
Hangzhou Century Co. Ltd., A Shares (China)	417,960	777,892
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (China)	4,490,705	23,799,868
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	790,300	1,337,265
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,223,000	1,261,638
Lingyi iTech Guangdong Co., A Shares (China)(b)	3,282,500	5,577,828
NAURA Technology Group Co. Ltd., A Shares (China)	237,857	7,105,209
OFILM Group Co. Ltd., A Shares (China)	1,304,573	3,635,496
Shengyi Technology Co. Ltd., A Shares (China)	1,094,698	4,512,424
Shennan Circuits Co. Ltd., A Shares (China)	82,364	1,818,982
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	437,700	1,484,398
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	172,120	880,884
Sunny Optical Technology Group Co. Ltd. (China)	3,212,967	60,485,134
Tianma Microelectronics Co. Ltd., A Shares (China)	984,800	2,371,873
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)(b)	2,635,400	1,057,256
Unisplendour Corp. Ltd., A Shares (China)(b)	456,056	2,861,989
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	395,300	1,371,189
Westone Information Industry, Inc., A Shares (China)	403,100	1,264,254
Wuhan Guide Infrared Co. Ltd., A Shares (China)	765,449	4,278,267
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	829,400	$2,859,140
Xiamen Meiya Pico Information Co. Ltd., A Shares (China)	387,280	1,137,508
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	585,470	1,346,342
		153,879,320
Entertainment-11.25%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	334,100	1,167,519
NetEase, Inc., ADR (China)	129,687	59,451,115
Tencent Music Entertainment Group, ADR (China)(b)	2,467,216	39,820,866
		100,439,500
Health Care Technology-0.38%
Winning Health Technology Group Co. Ltd., A Shares (China)	1,026,399	3,394,124
Interactive Media & Services-33.35%
58.com, Inc., ADR (China)(b)	609,124	33,727,196
Autohome, Inc., ADR (China)	363,603	31,869,803
Baidu, Inc., ADR (China)(b)	522,008	62,327,755
JOYY, Inc., ADR (China)(b)	367,049	29,297,851
Momo, Inc., ADR (China)	1,065,352	19,677,051
SINA Corp. (China)(b)	383,499	15,474,185
Tencent Holdings Ltd. (China)	1,333,296	91,866,025
Weibo Corp., ADR (China)(b)(d)	390,214	13,485,796
		297,725,662
Internet & Direct Marketing Retail-8.86%
Meituan Dianping, B Shares (China)(b)	3,195,559	79,124,122
IT Services-6.72%
Beijing Lanxum Technology Co. Ltd., A Shares (China)(b)	417,400	1,353,358
Beijing Ultrapower Software Co. Ltd., A Shares (China)(b)	943,100	917,494
China TransInfo Technology Co. Ltd., A Shares (China)	461,071	1,549,124
DHC Software Co. Ltd., A Shares (China)	1,498,100	2,614,350
GDS Holdings Ltd., ADR (China)(b)(d)	451,254	36,231,184
Taiji Computer Corp. Ltd., A Shares (China)	276,373	1,292,473
TravelSky Technology Ltd., H Shares (China)	6,407,324	12,318,279
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,170,645	1,502,827
Wonders Information Co. Ltd., A Shares (China)(b)	571,100	2,194,556
		59,973,645
Machinery-0.29%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	458,500	2,625,068
Media-1.77%
China Literature Ltd. (China)(b)(d)(e)	1,476,544	9,706,836
Focus Media Information Technology Co. Ltd., A Shares (China)	7,058,719	6,128,782
		15,835,618
Metals & Mining-0.12%
Shenghe Resources Holding Co. Ltd., A Shares (China)(b)	843,909	1,030,175
Pharmaceuticals-0.00%
Anxin-China Holdings Ltd. (China)(b)(c)	2,144,054	0
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Real Estate Management & Development-0.12%
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	467,020	$1,082,654
Semiconductors & Semiconductor Equipment-5.15%
Gigadevice Semiconductor Beijing, Inc., A Shares (China)	216,103	7,167,826
LONGi Green Energy Technology Co. Ltd., A Shares (China)	1,814,132	14,763,622
Sanan Optoelectronics Co. Ltd., A Shares (China)	1,961,415	7,570,817
SG Micro Corp., A Shares (China)	74,850	3,892,908
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	86,200	2,570,747
Tianjin Zhonghuan Semiconductor Co. Ltd., A Shares (China)	1,339,625	4,669,830
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	291,900	5,304,763
		45,940,513
Software-11.75%
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)	508,000	1,004,427
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	513,603	2,704,336
Bluedon Information Security Technology Co. Ltd., A Shares (China)(b)	601,200	347,997
China National Software & Service Co. Ltd., A Shares (China)	237,700	3,229,955
Glodon Co. Ltd., A Shares (China)	542,625	5,949,866
Hundsun Technologies, Inc., A Shares (China)	502,197	7,881,028
Iflytek Co. Ltd., A Shares (China)	1,057,400	5,547,960
Kingdee International Software Group Co. Ltd. (China)(b)(d)	15,297,705	42,240,315
Link Motion, Inc., ADR (China)(b)(c)	367,331	0
National Agricultural Holdings Ltd., ADR (Hong Kong)(b)(c)	534,446	0
Newland Digital Technology Co. Ltd., A Shares (China)	505,800	1,252,271
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	356,500	1,125,763
OneConnect Financial Technology Co. Ltd., ADR (China)(b)(d)	216,404	5,176,384
Sangfor Technologies, Inc., A Shares (China)	69,600	2,132,725
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)	1,611,500	713,451
Shanghai Baosight Software Co. Ltd., A Shares (China)	248,593	2,537,754
	Shares	Value
Software-(continued)
Shanghai Baosight Software Co. Ltd., B Shares (China)	2,043,310	$5,271,740
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	339,600	1,125,918
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	413,700	1,154,649
Thunder Software Technology Co. Ltd., A Shares (China)	172,800	2,401,547
Venustech Group, Inc., A Shares (China)	449,035	2,539,996
Yonyou Network Technology Co. Ltd., A Shares (China)	1,562,323	10,525,170
		104,863,252
Technology Hardware, Storage & Peripherals-2.04%
China Greatwall Technology Group Co. Ltd., A Shares (China)	1,408,046	3,691,846
Dawning Information Industry Co. Ltd., A Shares (China)	559,000	3,554,470
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	693,158	3,769,937
Legend Holdings Corp., H Shares (China)(d)(e)	3,544,619	4,601,026
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	707,617	2,562,000
		18,179,279
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $702,030,655)		893,535,905
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.16%
Invesco Private Government Fund, 0.06%(f)(g)(h)	27,895,322	27,895,322
Invesco Private Prime Fund, 0.15%(f)(g)(h)	9,296,581	9,298,440
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,193,763)		37,193,762
TOTAL INVESTMENTS IN SECURITIES-104.24% (Cost $739,224,418)		930,729,667
OTHER ASSETS LESS LIABILITIES-(4.24)%		(37,898,749)
NET ASSETS-100.00%		$892,830,918

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2020.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $14,307,862, which represented 1.60% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$42,598,541	$(42,598,541)	$-	$-	$-	$1,192
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	20,515,711	78,632,399	(99,148,110)	-	-	-	89,943
Invesco Liquid Assets Portfolio, Institutional Class	6,838,570	18,843,773	(25,681,509)	(395)	(439)	-	33,931
Invesco Private Government Fund	-	100,023,846	(72,128,524)	-	-	27,895,322	2,039
Invesco Private Prime Fund	-	22,087,839	(12,790,096)	(1)	698	9,298,440	1,215
Total	$27,354,281	$262,186,398	$(252,346,780)	$(396)	$259	$37,193,762	$128,320

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	100.08%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Developed Markets Momentum ETF (PIZ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Australia-7.31%
Afterpay Ltd.(a)	19,419	$954,511
CSL Ltd.	16,771	3,248,581
Evolution Mining Ltd.	321,169	1,358,926
Ramsay Health Care Ltd.	87,184	3,875,239
Sonic Healthcare Ltd.	36,214	833,665
		10,270,922
Belgium-0.64%
Sofina S.A.	3,204	901,718
Canada-8.31%
Alimentation Couche-Tard, Inc., Class B	53,625	1,863,564
Canadian National Railway Co.	23,300	2,275,903
Canadian Pacific Railway Ltd.	2,716	746,915
Constellation Software, Inc.	3,296	3,898,532
Dollarama, Inc.	25,922	947,861
Open Text Corp.	23,567	1,060,735
Royal Bank of Canada	12,816	884,060
		11,677,570
Denmark-8.50%
Chr. Hansen Holding A/S	6,855	780,331
DSV Panalpina A/S	7,365	1,013,782
GN Store Nord A/S	34,707	2,124,193
Novo Nordisk A/S, Class B	40,881	2,705,864
Novozymes A/S, Class B	18,482	1,107,397
Royal Unibrew A/S(a)	41,493	4,204,208
		11,935,775
Finland-6.19%
Huhtamaki OYJ(a)	18,139	810,786
Kone OYJ, Class B	55,369	4,402,461
Neste OYJ	29,147	1,340,051
Sampo OYJ, Class A	59,034	2,141,002
		8,694,300
France-3.05%
Dassault Systemes SE	4,566	832,031
Hermes International	834	676,734
LVMH Moet Hennessy Louis Vuitton SE	1,668	723,381
Safran S.A.(a)	7,548	798,298
Teleperformance	4,283	1,252,487
		4,282,931
Germany-3.54%
adidas AG(a)	6,529	1,805,835
Hannover Rueck SE	4,259	722,201
Puma SE(a)	9,078	706,775
SAP SE	5,046	798,251
Symrise AG	7,492	939,527
		4,972,589
Hong Kong-0.87%
Techtronic Industries Co. Ltd.	116,320	1,214,950
Ireland-1.57%
Kingspan Group PLC	20,997	1,508,359
Smurfit Kappa Group PLC	20,867	702,257
		2,210,616
Israel-1.62%
Nice Ltd.(a)	11,159	2,270,339
Italy-0.58%
Interpump Group S.p.A.	24,676	807,685
	Shares	Value
Japan-13.65%
Advantest Corp.	15,184	$818,583
Asahi Intecc Co. Ltd.	87,651	2,443,915
Chugai Pharmaceutical Co. Ltd.	13,438	601,933
Daifuku Co. Ltd.	19,190	1,724,250
Daiichi Sankyo Co. Ltd.	9,092	796,120
Daikin Industries Ltd.	4,494	784,208
Hikari Tsushin, Inc.	6,074	1,309,819
Hoya Corp.	7,085	698,247
Japan Exchange Group, Inc.	31,348	741,228
Keyence Corp.	2,126	889,168
Kikkoman Corp.	14,106	655,736
MISUMI Group, Inc.	27,164	640,755
Nexon Co. Ltd.	54,535	1,408,120
Nippon Shinyaku Co. Ltd.	9,698	745,718
Nissan Chemical Corp.	13,322	696,781
Obic Co. Ltd.	5,235	936,289
SMC Corp.	1,362	709,405
Sony Corp.	10,262	783,845
TIS, Inc.	38,596	829,378
Tokyo Electron Ltd.	3,526	960,454
		19,173,952
Luxembourg-0.91%
Eurofins Scientific SE(a)	1,966	1,282,822
Netherlands-6.29%
argenx SE(a)	12,490	2,885,945
ASM International N.V.	17,161	2,596,474
ASML Holding N.V.	7,276	2,578,580
Koninklijke Ahold Delhaize N.V.	26,627	770,473
		8,831,472
New Zealand-3.90%
a2 Milk Co. Ltd.(a)	256,348	3,558,769
Fisher & Paykel Healthcare Corp. Ltd.	46,991	1,126,910
Xero Ltd.(a)	12,296	793,098
		5,478,777
Norway-0.48%
Mowi ASA	37,421	675,147
Sweden-7.82%
AAK AB(a)	46,807	828,656
Assa Abloy AB, Class B	33,621	736,905
Atlas Copco AB, Class A	18,038	798,141
Fastighets AB Balder, Class B(a)	78,843	3,255,989
Hexagon AB, Class B(a)	19,511	1,269,204
Investor AB, Class B	15,059	889,699
Nibe Industrier AB, Class B(a)	67,990	1,632,889
Svenska Cellulosa AB S.C.A., Class B(a)	59,373	718,401
Swedish Match AB	11,016	847,874
		10,977,758
Switzerland-14.48%
EMS-Chemie Holding AG	1,238	1,070,338
Geberit AG	3,601	1,991,891
Givaudan S.A.	401	1,657,866
Kuehne + Nagel International AG(a)	14,844	2,560,211
Logitech International S.A.	15,583	1,135,365
Lonza Group AG	2,354	1,471,347
Novartis AG	23,529	1,951,999
Partners Group Holding AG	1,460	1,414,260
Schindler Holding AG, PC	6,609	1,674,590
SGS S.A.	629	1,653,225
Sika AG	5,593	1,232,710
See accompanying notes which are an integral part of this schedule.

Invesco DWA Developed Markets Momentum ETF (PIZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Switzerland-(continued)
Straumann Holding AG	938	$923,668
Temenos AG	6,386	947,686
Vifor Pharma AG	4,581	647,846
		20,333,002
United Kingdom-10.36%
Croda International PLC(b)	35,261	2,651,847
Experian PLC	20,506	720,491
Halma PLC	32,175	919,762
HomeServe PLC	46,076	803,105
Intermediate Capital Group PLC	62,666	1,107,895
JD Sports Fashion PLC	179,479	1,426,588
Rentokil Initial PLC	110,945	777,877
Rightmove PLC	251,948	1,829,331
Spirax-Sarco Engineering PLC	23,913	3,235,876
UNITE Group PLC (The)	87,296	1,075,868
		14,548,640
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $113,589,599)		140,540,965
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.48%
Invesco Private Government Fund, 0.06%(c)(d)(e)	1,560,249	$1,560,249
Invesco Private Prime Fund, 0.15%(c)(d)(e)	519,979	520,083
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,080,332)		2,080,332
TOTAL INVESTMENTS IN SECURITIES-101.55% (Cost $115,669,931)		142,621,297
OTHER ASSETS LESS LIABILITIES-(1.55)%		(2,174,712)
NET ASSETS-100.00%		$140,446,585

Investment Abbreviations:
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$1,993,224	$(1,993,224)	$-	$-	$-	$293
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	5,208,612	30,794,022	(36,002,634)	-	-	-	33,202
Invesco Liquid Assets Portfolio, Institutional Class	1,736,204	7,292,953	(9,028,475)	(74)	(608)	-	12,834
Invesco Private Government Fund	-	15,101,631	(13,541,382)	-	-	1,560,249	230
Invesco Private Prime Fund	-	2,050,025	(1,530,024)	-	82	520,083	113
Total	$6,944,816	$57,231,855	$(62,095,739)	$(74)	$(526)	$2,080,332	$46,672

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Emerging Markets Momentum ETF (PIE)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.45%
Brazil-3.60%
B2W Cia Digital(a)	78,900	$1,808,435
B2W Cia Digital, Rts., expiring August 25, 2020(a)	5,051	6,792
Cia Paranaense de Energia, Class B, Preference Shares	62,300	794,397
Natura & Co. Holding S.A.	93,000	840,355
Notre Dame Intermedica Participacoes S.A.	59,900	768,167
WEG S.A.	83,400	1,078,987
		5,297,133
China-37.60%
Alibaba Group Holding Ltd., ADR(a)	3,360	843,427
Alibaba Health Information Technology Ltd.(a)	612,793	1,692,056
Anhui Conch Cement Co. Ltd., H Shares	112,817	852,292
ANTA Sports Products Ltd.	339,975	3,224,196
Ausnutria Dairy Corp. Ltd.(a)	1,147,768	1,922,277
China Jinmao Holdings Group Ltd.	1,734,045	1,179,120
China Merchants Bank Co. Ltd., H Shares	178,091	830,687
China Resources Beer Holdings Co. Ltd.	246,749	1,716,055
China Resources Cement Holdings Ltd.	874,558	1,196,139
China Yongda Automobiles Services Holdings Ltd.	595,187	612,067
Country Garden Services Holdings Co. Ltd.	223,434	1,347,777
ENN Energy Holdings Ltd.	62,778	760,607
Huazhu Group Ltd., ADR(b)	50,526	1,734,557
Innovent Biologics, Inc.(a)(c)	121,611	745,338
Kingdee International Software Group Co. Ltd.(a)	688,608	1,901,397
Kingsoft Corp. Ltd.(b)	193,619	985,558
KWG Group Holdings Ltd.	455,026	810,219
Li Ning Co. Ltd.	574,447	1,849,301
Longfor Group Holdings Ltd.(c)	236,939	1,170,907
Meituan Dianping, B Shares(a)	45,081	1,116,235
New Oriental Education & Technology Group, Inc., ADR(a)	18,231	2,555,986
Ping An Insurance (Group) Co. of China Ltd., H Shares	83,170	881,043
Semiconductor Manufacturing International Corp.(a)	296,531	1,142,093
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	456,113	1,159,380
Silergy Corp.	20,000	1,198,177
Sinotruk Hong Kong Ltd.	625,850	1,950,179
TAL Education Group, ADR(a)	55,705	4,354,460
Tencent Holdings Ltd.	66,088	4,553,559
Times China Holdings Ltd.	893,573	1,581,872
Vipshop Holdings Ltd., ADR(a)	50,866	1,158,219
Weichai Power Co. Ltd., H Shares	453,648	978,684
Wuxi Biologics Cayman, Inc.(a)(c)	66,173	1,362,702
Xinyi Solar Holdings Ltd.	994,178	1,087,795
Yihai International Holding Ltd.(a)	348,974	4,275,384
ZTE Corp., H Shares	227,983	673,635
		55,403,380
Hungary-0.49%
OTP Bank Nyrt(a)	20,334	725,303
India-1.14%
WNS (Holdings) Ltd., ADR(a)	26,371	1,686,689
Indonesia-1.40%
PT Bank Central Asia Tbk	964,289	2,060,672
	Shares	Value
Malaysia-7.54%
Fraser & Neave Holdings Bhd.	99,100	$759,611
Hartalega Holdings Bhd.	1,385,600	6,627,351
QL Resources Bhd.	924,400	2,127,864
Top Glove Corp. Bhd.	260,700	1,591,254
		11,106,080
Mexico-0.53%
Qualitas Controladora S.A.B. de C.V.	192,121	778,371
Philippines-1.08%
SM Investments Corp.	87,764	1,589,410
South Africa-4.73%
Anglo American Platinum Ltd.	12,566	962,347
Impala Platinum Holdings Ltd.	237,691	2,106,016
Naspers Ltd., Class N	16,048	2,966,120
Northam Platinum Ltd.(a)	119,752	942,545
		6,977,028
Taiwan-33.11%
Chailease Holding Co. Ltd.	429,000	1,793,937
Cheng Loong Corp.	1,171,000	927,382
Chong Hong Construction Co. Ltd.	267,000	815,733
Chunghwa Telecom Co. Ltd.	207,000	773,746
Compeq Manufacturing Co. Ltd.	470,000	778,132
CTBC Financial Holding Co. Ltd.	1,072,000	709,922
E.Sun Financial Holding Co. Ltd.	1,517,821	1,404,119
Elan Microelectronics Corp.	189,000	1,012,921
Elite Material Co. Ltd.	143,000	864,019
Eternal Materials Co. Ltd.	724,000	764,915
First Financial Holding Co. Ltd.	958,000	771,776
Genius Electronic Optical Co. Ltd.	46,000	1,064,637
Gigabyte Technology Co. Ltd.	347,000	994,999
Great Wall Enterprise Co. Ltd.	586,700	923,275
Hiwin Technologies Corp.	72,000	759,460
Hotai Motor Co. Ltd.	38,000	869,105
ITEQ Corp.	405,000	1,852,566
Kings Town Bank Co. Ltd.	1,027,000	1,258,574
Largan Precision Co. Ltd.	13,000	1,697,418
Lien Hwa Industrial Holdings Corp.	891,477	1,427,240
Lite-On Technology Corp.	494,000	836,416
MediaTek, Inc.	38,000	909,318
Mega Financial Holding Co. Ltd.	764,000	843,687
Micro-Star International Co. Ltd.	669,000	2,980,235
President Chain Store Corp.	112,000	1,070,508
Radiant Opto-Electronics Corp.	195,000	832,067
Realtek Semiconductor Corp.	125,000	1,597,996
Sinbon Electronics Co. Ltd.	662,000	3,932,069
Sunny Friend Environmental Technology Co. Ltd.	174,000	1,544,317
Taiwan Cement Corp.	559,000	858,694
Taiwan Semiconductor Manufacturing Co. Ltd.	200,680	2,914,859
Tripod Technology Corp.	192,000	832,375
Unimicron Technology Corp.	591,000	1,297,216
Uni-President Enterprises Corp.	735,000	1,793,937
Voltronic Power Technology Corp.	79,600	2,418,338
Wistron Corp.	679,000	799,655
WT Microelectronics Co. Ltd.	770,000	1,106,590
Zhen Ding Technology Holding Ltd.	165,000	760,382
		48,792,535
Thailand-8.23%
B. Grimm Power PCL, NVDR	566,157	889,656
Carabao Group PCL, NVDR	276,372	1,076,860
CP ALL PCL, NVDR(a)	1,616,290	3,537,619
See accompanying notes which are an integral part of this schedule.

Invesco DWA Emerging Markets Momentum ETF (PIE)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Thailand-(continued)
Electricity Generating PCL, NVDR	124,863	$949,011
Gulf Energy Development PCL, NVDR	866,619	937,975
Home Product Center PCL, NVDR	1,488,402	744,619
Ratch Group PCL, NVDR	349,325	669,355
Thanachart Capital PCL, NVDR	1,032,545	1,150,675
Tisco Financial Group PCL, NVDR	1,044,425	2,177,105
		12,132,875
Total Common Stocks & Other Equity Interests (Cost $114,104,413)		146,549,476
Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $199,897)	199,897	199,897
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.58% (Cost $114,304,310)		146,749,373
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.88%
Invesco Private Government Fund, 0.06%(d)(e)(f)	970,901	$970,901
Invesco Private Prime Fund, 0.15%(d)(e)(f)	323,069	323,134
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,294,035)		1,294,035
TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $115,598,345)		148,043,408
OTHER ASSETS LESS LIABILITIES-(0.46)%		(678,775)
NET ASSETS-100.00%		$147,364,633

Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $3,278,947, which represented 2.23% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$8,597,425	$(8,397,528)	$-	$-	$199,897	$838
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	107,086	2,610,330	(2,717,416)	-	-	-	938
Invesco Liquid Assets Portfolio, Institutional Class	36,052	683,525	(719,634)	(1)	58	-	350
Invesco Private Government Fund	-	8,707,862	(7,736,961)	-	-	970,901	88
Invesco Private Prime Fund	-	1,678,529	(1,355,452)	-	57	323,134	46
Total	$143,138	$22,277,671	$(20,926,991)	$(1)	$115	$1,493,932	$2,260

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.37%
Australia-6.47%
AGL Energy Ltd.	52,997	$631,673
AMP Ltd.(a)	334,448	351,379
Ampol Ltd.	29,172	549,796
APA Group	61,821	487,684
Aristocrat Leisure Ltd.	10,017	188,069
ASX Ltd.	4,948	293,280
Aurizon Holdings Ltd.	150,226	479,419
Australia & New Zealand Banking Group Ltd.	173,496	2,234,632
Bank of Queensland Ltd.(b)	60,005	256,044
Bendigo & Adelaide Bank Ltd.	46,361	228,745
BHP Group Ltd.	235,294	6,201,237
BHP Group PLC	151,945	3,300,529
BlueScope Steel Ltd.	52,017	417,432
Boral Ltd.	114,867	295,733
Brambles Ltd.	74,642	577,048
Challenger Ltd.	35,391	110,152
CIMIC Group Ltd.	10,680	164,519
Coca-Cola Amatil Ltd.	32,464	190,443
Coles Group Ltd.	82,127	1,070,166
Commonwealth Bank of Australia	81,004	4,136,153
Computershare Ltd.	20,847	200,784
Crown Resorts Ltd.	36,991	237,426
CSL Ltd.	4,438	859,651
Dexus	47,754	291,440
Downer EDI Ltd.	48,826	143,914
Downer EDI Ltd., Rts., expiring August 31, 2020(a)(c)	8,750	2,259
Fortescue Metals Group Ltd.	96,341	1,202,874
Glencore PLC(a)	1,400,139	3,209,328
Goodman Group	44,464	539,853
GPT Group (The)	90,886	252,894
GPT Group (The)(a)(c)	231,466	0
Incitec Pivot Ltd.	162,216	214,635
Insurance Australia Group Ltd.	178,611	651,983
JB Hi-Fi Ltd.	7,557	247,509
Lendlease Corp. Ltd.	41,811	340,327
Macquarie Group Ltd.	17,400	1,540,959
Medibank Pvt Ltd.	193,918	392,173
Metcash Ltd.	156,110	303,396
Mirvac Group	231,065	346,330
National Australia Bank Ltd.	179,226	2,269,874
Newcrest Mining Ltd.	22,711	572,984
Oil Search Ltd.	83,865	175,620
Orica Ltd.	24,680	306,020
Origin Energy Ltd.	143,321	551,943
Orora Ltd.	79,675	131,420
Qantas Airways Ltd.	59,696	138,280
QBE Insurance Group Ltd.	93,865	667,095
Ramsay Health Care Ltd.	6,306	280,295
Rio Tinto Ltd.	30,001	2,194,553
Rio Tinto PLC	95,000	5,754,326
Santos Ltd.	67,063	253,457
Scentre Group	439,225	642,580
Sonic Healthcare Ltd.	21,029	484,099
South32 Ltd.	421,591	622,829
Star Entertainment Group Ltd. (The)	78,456	143,475
Stockland	180,796	413,609
Suncorp Group Ltd.	95,982	588,526
Tabcorp Holdings Ltd.	139,543	356,261
Telstra Corp. Ltd.	544,905	1,309,109
Transurban Group	60,387	598,063
	Shares	Value
Australia-(continued)
Treasury Wine Estates Ltd.	29,513	$228,585
Vicinity Centres	271,683	254,263
Wesfarmers Ltd.	55,998	1,869,400
Westpac Banking Corp.	213,224	2,613,294
Woodside Petroleum Ltd.	81,418	1,168,363
Woolworths Group Ltd.	65,048	1,804,391
		59,534,582
Austria-0.28%
ANDRITZ AG	7,677	258,543
BAWAG Group AG(d)	5,158	188,835
Erste Group Bank AG(a)	25,819	577,035
OMV AG(a)	18,417	581,911
Raiffeisen Bank International AG	16,113	277,230
voestalpine AG(b)	21,478	476,081
Wienerberger AG(a)	7,465	171,869
		2,531,504
Belgium-0.75%
Ageas	21,137	796,075
Anheuser-Busch InBev S.A./N.V.	51,572	2,812,577
Colruyt S.A.	4,323	253,348
KBC Group N.V.	19,436	1,110,542
Proximus SADP	15,248	315,718
Solvay S.A., Class A	7,631	596,103
UCB S.A.	4,281	551,029
Umicore S.A.	10,315	487,168
		6,922,560
Brazil-0.05%
Wheaton Precious Metals Corp.	8,870	481,212
Canada-7.25%
Agnico Eagle Mines Ltd.	6,337	503,223
Air Canada(a)	12,345	139,256
Algonquin Power & Utilities Corp.	15,787	217,800
Alimentation Couche-Tard, Inc., Class B	38,807	1,348,612
AltaGas Ltd.(b)	22,697	284,327
ARC Resources Ltd.	69,936	297,078
Atco Ltd., Class I	6,866	213,643
Bank of Montreal(b)	47,478	2,597,378
Bank of Nova Scotia (The)	95,152	3,907,661
Barrick Gold Corp.	36,385	1,051,484
BCE, Inc.	20,421	856,173
Bombardier, Inc., Class B(a)	308,074	106,946
Brookfield Asset Management, Inc., Class A	54,265	1,752,523
CAE, Inc.	7,041	105,076
Cameco Corp.	29,227	297,179
Canadian Apartment Properties REIT	5,608	203,345
Canadian Imperial Bank of Commerce	35,011	2,423,718
Canadian National Railway Co.	20,481	2,000,548
Canadian Natural Resources Ltd.	82,624	1,457,563
Canadian Pacific Railway Ltd.	2,868	788,716
Canadian Tire Corp. Ltd., Class A(b)	4,952	456,530
Canadian Utilities Ltd., Class A	7,484	191,975
Capital Power Corp.	7,432	157,184
CCL Industries, Inc., Class B	5,824	193,742
Celestica, Inc.(a)	27,360	225,906
Cenovus Energy, Inc.	108,803	484,110
CGI, Inc., Class A(a)	8,609	614,873
CI Financial Corp.	17,481	240,258
Constellation Software, Inc.	239	282,691
Crescent Point Energy Corp.	209,906	324,379
Emera, Inc.(b)	12,937	538,438
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Canada-(continued)
Empire Co. Ltd., Class A	16,114	$413,948
Enbridge, Inc.	95,310	3,050,347
Fairfax Financial Holdings Ltd.	1,897	594,351
Finning International, Inc.	13,809	196,903
Fortis, Inc.	21,493	875,284
Franco-Nevada Corp.	2,344	374,655
George Weston Ltd.	6,458	487,761
Gibson Energy, Inc.	11,988	197,428
Gildan Activewear, Inc.	8,707	154,509
Great-West Lifeco, Inc.	25,795	456,010
H&R REIT	26,875	201,638
Husky Energy, Inc.	72,622	233,670
Hydro One Ltd.(d)	19,543	416,392
iA Financial Corp., Inc.	8,465	297,207
IGM Financial, Inc.	6,535	160,655
Imperial Oil Ltd.	21,733	339,908
Intact Financial Corp.	4,989	544,674
Inter Pipeline Ltd.(b)	32,019	299,991
Keyera Corp.	12,266	186,440
Kinross Gold Corp.(a)	63,544	592,982
Linamar Corp.	6,989	208,705
Loblaw Cos. Ltd.	13,280	688,934
Magna International, Inc.	35,504	1,640,950
Manulife Financial Corp.	170,915	2,290,350
MEG Energy Corp.(a)	39,327	103,933
Methanex Corp.	8,084	149,791
Metro, Inc.	11,773	516,448
National Bank of Canada	19,522	921,666
Nutrien Ltd.	42,439	1,382,000
Onex Corp.	6,518	289,721
Open Text Corp.	6,741	303,408
Parkland Corp.	8,433	222,047
Pembina Pipeline Corp.	23,111	561,600
Power Corp. of Canada	51,428	912,612
Restaurant Brands International, Inc.	4,415	249,343
RioCan REIT(b)	21,122	235,898
Rogers Communications, Inc., Class B	21,557	880,305
Royal Bank of Canada	83,583	5,765,636
Saputo, Inc.	10,642	260,429
Seven Generations Energy Ltd., Class A(a)	46,096	126,295
Shaw Communications, Inc., Class B	33,554	613,716
SmartCentres REIT(b)	8,404	127,236
SNC-Lavalin Group, Inc.(b)	17,462	277,019
Sun Life Financial, Inc.	37,771	1,472,209
Suncor Energy, Inc.	122,841	1,932,258
TC Energy Corp.	39,852	1,816,323
Teck Resources Ltd., Class B	96,337	975,956
TELUS Corp.	26,170	453,848
TFI International, Inc.	5,474	237,513
Thomson Reuters Corp.	7,441	519,176
Toronto-Dominion Bank (The)	108,764	4,812,574
Tourmaline Oil Corp.	36,777	373,948
TransAlta Corp.	29,238	191,209
Vermilion Energy, Inc.	20,747	84,568
West Fraser Timber Co. Ltd.	4,947	244,931
Whitecap Resources, Inc.(b)	59,906	98,837
WSP Global, Inc.	4,217	264,794
Yamana Gold, Inc.	40,371	262,208
		66,805,482
	Shares	Value
Chile-0.06%
Antofagasta PLC	24,232	$326,791
Lundin Mining Corp.	46,634	261,109
		587,900
China-0.33%
AAC Technologies Holdings, Inc.	31,013	246,897
BOC Hong Kong Holdings Ltd.	250,206	697,330
China Mengniu Dairy Co. Ltd.(a)	79,896	374,728
Lenovo Group Ltd.	855,296	515,372
Semiconductor Manufacturing International Corp.(a)	145,619	560,854
Want Want China Holdings Ltd.	267,905	198,072
Wilmar International Ltd.	130,371	439,228
		3,032,481
Denmark-1.09%
AP Moller - Maersk A/S, Class A	496	589,421
AP Moller - Maersk A/S, Class B(b)	787	1,009,075
Carlsberg A/S, Class B	4,020	592,279
Coloplast A/S, Class B	2,198	375,485
Danske Bank A/S(a)	88,685	1,430,528
DSV Panalpina A/S	3,408	469,106
ISS A/S(a)	25,068	386,767
Jyske Bank A/S(a)	6,915	221,547
Novo Nordisk A/S, Class B	38,561	2,552,306
Novozymes A/S, Class B	4,430	265,435
Orsted A/S(d)	4,960	709,511
Pandora A/S	8,618	547,429
Vestas Wind Systems A/S	7,219	930,419
		10,079,308
Finland-1.43%
Elisa OYJ	5,308	316,723
Fortum OYJ	32,392	659,587
Huhtamaki OYJ(a)	4,583	204,853
Kesko OYJ, Class B	20,692	442,876
Kone OYJ, Class B	14,288	1,136,057
Konecranes OYJ	6,001	152,994
Metso Outotec OYJ	30,763	200,075
Neles OYJ	7,037	101,852
Neste OYJ	12,910	593,545
Nokia OYJ	487,274	2,339,378
Nokian Renkaat OYJ	11,245	270,731
Nordea Bank Abp(a)	378,875	2,941,697
Orion OYJ, Class B	4,478	196,030
Outokumpu OYJ(a)(b)	63,518	171,251
Sampo OYJ, Class A	37,578	1,362,852
Stora Enso OYJ, Class R	52,881	666,589
UPM-Kymmene OYJ	39,673	1,061,648
Wartsila OYJ Abp	36,808	308,160
		13,126,898
France-9.67%
Accor S.A.(a)	10,539	264,701
Aeroports de Paris(b)	1,196	113,142
Air France-KLM(a)(b)	79,214	326,817
Air Liquide S.A.	17,491	2,887,362
Airbus SE(a)	19,187	1,406,922
Alstom S.A.(a)	6,513	363,748
Amundi S.A.(a)(d)	2,869	218,144
Arkema S.A.	6,569	680,618
Atos SE(a)	6,516	557,854
AXA S.A.(b)	264,801	5,280,577
BNP Paribas S.A.(a)	151,995	6,131,628

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
France-(continued)
Bollore S.A.	62,768	$210,052
Bouygues S.A.(a)	27,937	991,065
Bureau Veritas S.A.(a)	11,206	245,477
Capgemini SE	7,560	978,897
Carrefour S.A.	102,601	1,637,897
Casino Guichard Perrachon S.A.(a)(b)	15,887	443,358
Cie de Saint-Gobain(a)	65,708	2,421,900
Cie Generale des Etablissements Michelin S.C.A.	17,129	1,789,330
CNP Assurances(a)	20,301	244,620
Covivio	2,679	194,193
Credit Agricole S.A.(a)	146,422	1,406,968
Danone S.A.	30,940	2,068,603
Dassault Systemes SE	1,440	262,401
Edenred	4,720	235,144
Eiffage S.A.(a)	6,845	598,972
Electricite de France S.A.	80,299	811,853
Elior Group S.A.(d)	13,810	76,589
Elis S.A.(a)	14,456	176,412
ENGIE S.A.(a)	228,965	3,056,780
EssilorLuxottica S.A.(a)	9,110	1,208,683
Eurazeo SE(a)	3,701	193,788
Eutelsat Communications S.A.(b)	25,280	256,188
Faurecia SE(a)	10,663	414,710
Gecina S.A.	2,331	301,827
Getlink SE(a)	13,827	208,141
Hermes International	428	347,293
ICADE	1,826	120,918
Imerys S.A.	4,695	172,773
Ingenico Group S.A.(a)	1,794	288,829
Kering S.A.	1,580	900,078
Klepierre S.A.	15,716	271,143
Lagardere S.C.A.(a)	15,111	229,614
Legrand S.A.	8,803	681,617
L’Oreal S.A.	5,996	2,006,546
LVMH Moet Hennessy Louis Vuitton SE	6,276	2,721,787
Natixis S.A.(a)	144,158	350,309
Orange S.A.	250,318	2,933,962
Orpea(a)	1,715	219,428
Pernod Ricard S.A.	7,006	1,209,551
Peugeot S.A.(a)	98,708	1,592,091
Publicis Groupe S.A.	21,380	688,930
Renault S.A.(a)	79,972	1,896,539
Rexel S.A.(a)	41,582	491,019
Rubis S.C.A.	4,681	221,190
Safran S.A.(a)	9,937	1,050,965
Sanofi	64,158	6,718,008
Schneider Electric SE	24,279	2,820,462
SCOR SE(a)	16,779	432,537
SEB S.A.	1,719	284,784
Societe Generale S.A.(a)	165,555	2,541,862
Sodexo S.A.	6,392	440,512
SPIE S.A.	11,700	190,235
Suez S.A.	42,066	556,376
Teleperformance	1,298	379,577
Thales S.A.	5,062	367,290
TOTAL S.A.	289,773	10,725,150
Unibail-Rodamco-Westfield(b)	14,306	753,138
Valeo S.A.	41,274	1,061,053
Veolia Environnement S.A.	47,735	1,089,984
Vinci S.A.	26,135	2,249,857
Vivendi S.A.	51,941	1,375,813
		89,046,581
	Shares	Value
Germany-10.64%
Aareal Bank AG(a)	8,519	$157,049
adidas AG(a)	4,649	1,285,852
Allianz SE	39,068	8,140,995
Aroundtown S.A.(a)	36,775	222,129
Aurubis AG	7,134	476,800
BASF SE	105,211	5,823,726
Bayer AG	71,438	4,750,898
Bayerische Motoren Werke AG	65,987	4,268,220
Bayerische Motoren Werke AG, Preference Shares	11,309	582,523
Beiersdorf AG	2,345	280,485
Brenntag AG	12,860	792,586
Commerzbank AG(a)(b)	245,837	1,264,264
Continental AG	14,994	1,463,822
Covestro AG(d)	23,627	918,073
Daimler AG	200,322	8,859,340
Deutsche Bank AG(a)(b)	436,378	3,917,085
Deutsche Boerse AG	4,537	829,429
Deutsche Lufthansa AG(a)(b)	67,943	600,802
Deutsche Pfandbriefbank AG(a)(d)	16,698	106,329
Deutsche Post AG(a)	89,810	3,638,423
Deutsche Telekom AG	324,566	5,436,517
Deutsche Wohnen SE	15,848	772,099
E.ON SE	200,887	2,360,286
Evonik Industries AG	20,478	553,802
Freenet AG	15,476	268,009
Fresenius Medical Care AG & Co. KGaA(a)	12,805	1,129,890
Fresenius SE & Co. KGaA(a)	33,820	1,690,468
Fuchs Petrolub SE	1,684	57,749
Fuchs Petrolub SE, Preference Shares	3,384	148,459
GEA Group AG	12,643	457,929
Hannover Rueck SE	3,726	631,820
HeidelbergCement AG	18,095	1,009,954
Hella GmbH & Co. KGaA	4,630	202,465
Henkel AG & Co. KGaA	5,470	476,388
Henkel AG & Co. KGaA, Preference Shares	9,193	906,618
HOCHTIEF AG	2,387	194,761
HUGO BOSS AG	6,989	191,075
Infineon Technologies AG	37,788	944,179
K+S AG	50,384	334,477
KION Group AG	5,292	408,008
Knorr-Bremse AG	2,346	275,722
LANXESS AG(a)	8,082	420,506
LEG Immobilien AG(a)	2,617	365,968
Merck KGaA	4,438	567,039
METRO AG	44,745	410,166
MTU Aero Engines AG(a)	1,302	226,093
Muenchener Rueckversicherungs-Gesellschaft AG	14,176	3,768,349
OSRAM Licht AG(a)	5,543	290,959
Porsche Automobil Holding SE, Preference Shares	8,715	495,591
ProSiebenSat.1 Media SE(a)(b)	37,086	382,672
Rheinmetall AG	3,445	326,875
RWE AG	54,081	2,045,146
Salzgitter AG(a)	16,795	231,171
SAP SE	22,795	3,606,051
Siemens AG	60,706	7,775,734
Siemens Healthineers AG(d)	4,913	255,362
Symrise AG	2,868	359,659
Talanx AG	3,996	146,200
Telefonica Deutschland Holding AG	103,195	283,715

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Germany-(continued)
thyssenkrupp AG(a)(b)	110,334	$857,188
TUI AG(b)	77,733	293,933
Uniper SE	18,647	647,390
United Internet AG	9,122	414,967
Volkswagen AG(a)	5,567	873,561
Volkswagen AG, Preference Shares(a)	31,858	4,709,010
Vonovia SE	21,621	1,410,778
		97,993,588
Hong Kong-1.58%
AIA Group Ltd.	346,337	3,130,359
CK Asset Holdings Ltd.	149,456	830,183
CK Hutchison Holdings Ltd.	134,846	879,521
CLP Holdings Ltd.	84,291	798,297
Hang Lung Properties Ltd.	106,583	261,569
Hang Seng Bank Ltd.	42,461	667,853
Henderson Land Development Co. Ltd.	111,614	418,362
Hong Kong & China Gas Co. Ltd. (The)	281,926	404,508
Hong Kong Exchanges & Clearing Ltd.	17,528	837,251
Hongkong Land Holdings Ltd.	59,741	226,418
Hysan Development Co. Ltd.	60,152	166,093
Jardine Matheson Holdings Ltd.	6,902	282,430
Jardine Strategic Holdings Ltd.	7,044	142,289
Link REIT	109,128	846,952
MTR Corp. Ltd.	97,814	485,902
New World Development Co. Ltd.	112,557	548,973
Power Assets Holdings Ltd.	32,364	180,190
Sino Land Co. Ltd.	170,259	206,283
Sun Hung Kai Properties Ltd.	110,926	1,358,272
Swire Pacific Ltd., Class A	41,955	207,604
Swire Pacific Ltd., Class B	78,403	69,397
Swire Properties Ltd.	93,857	216,774
Techtronic Industries Co. Ltd.	30,567	319,269
WH Group Ltd.	637,816	567,024
Wharf Holdings Ltd. (The)	107,026	181,732
Wharf Real Estate Investment Co. Ltd.	88,015	311,168
		14,544,673
Ireland-0.44%
AIB Group PLC(a)	104,212	130,255
Bank of Ireland Group PLC(a)	123,582	255,737
CRH PLC	54,451	1,976,775
Flutter Entertainment PLC(a)	2,919	439,437
Kerry Group PLC, Class A	3,119	413,080
Kingspan Group PLC	2,924	210,051
Smurfit Kappa Group PLC	18,645	621,578
		4,046,913
Israel-0.24%
Bank Hapoalim BM	58,652	349,093
Bank Leumi Le-Israel BM	78,913	395,232
ICL Group Ltd.	52,511	164,992
Israel Discount Bank Ltd., Class A	67,339	204,456
Teva Pharmaceutical Industries Ltd.(a)(b)	97,353	1,103,654
		2,217,427
Italy-2.94%
A2A S.p.A.	133,283	191,256
Assicurazioni Generali S.p.A.	154,390	2,311,288
Atlantia S.p.A.(a)	38,425	611,135
Banca Monte dei Paschi di Siena S.p.A.(a)(b)	101,507	183,769
Banco BPM S.p.A.(a)(b)	382,698	575,179
BPER Banca(a)(b)	70,546	177,853
Enel S.p.A.	605,395	5,533,033
	Shares	Value
Italy-(continued)
Eni S.p.A.	431,687	$3,849,453
Ferrari N.V.	1,340	239,822
FinecoBank Banca Fineco S.p.A.(a)	19,188	278,517
Hera S.p.A.	55,764	215,891
Intesa Sanpaolo S.p.A.(a)	1,930,928	3,898,088
Italgas S.p.A.	29,969	192,785
Leonardo S.p.A.	42,540	272,142
Mediobanca Banca di Credito Finanziario S.p.A.	73,402	588,316
Pirelli & C S.p.A.(a)(d)	49,520	196,928
Poste Italiane S.p.A.(d)	45,404	416,207
Prysmian S.p.A.	17,382	444,588
Saipem S.p.A.	90,310	191,424
Saras S.p.A.(a)	185,903	137,284
Snam S.p.A.	140,352	746,848
Telecom Italia S.p.A.	2,273,068	916,037
Telecom Italia S.p.A., RSP	1,273,074	510,033
Terna Rete Elettrica Nazionale S.p.A.	70,366	524,708
UniCredit S.p.A.(a)	302,804	2,764,625
Unione di Banche Italiane S.p.A.(a)(b)	141,391	597,554
Unipol Gruppo S.p.A.	64,027	267,566
UnipolSai Assicurazioni S.p.A.(b)	82,479	212,228
		27,044,557
Japan-19.84%
Aeon Co. Ltd.	48,641	1,145,522
AEON Financial Service Co. Ltd.	11,937	89,530
AGC, Inc.	23,304	651,974
Air Water, Inc.	16,529	213,393
Aisin Seiki Co. Ltd.	15,938	455,242
Ajinomoto Co., Inc.	31,528	567,760
Alfresa Holdings Corp.	15,819	323,472
Alps Alpine Co. Ltd.	21,636	270,731
Amada Co. Ltd.	29,415	197,250
ANA Holdings, Inc.(a)(b)	12,732	261,673
Aozora Bank Ltd.	12,140	193,703
Asahi Group Holdings Ltd.	20,730	675,249
Asahi Kasei Corp.	98,106	697,682
Astellas Pharma, Inc.	79,595	1,242,143
Bandai Namco Holdings, Inc.	7,768	427,670
Bridgestone Corp.	59,831	1,750,848
Brother Industries Ltd.	19,540	301,980
Canon, Inc.	96,616	1,531,528
Casio Computer Co. Ltd.	10,296	162,820
Central Japan Railway Co.	8,013	962,879
Chiba Bank Ltd. (The)	61,292	279,417
Chubu Electric Power Co., Inc.	47,078	558,586
Chugai Pharmaceutical Co. Ltd.	7,038	315,256
Chugoku Electric Power Co., Inc. (The)	31,121	379,115
Coca-Cola Bottlers Japan Holdings, Inc.(b)	9,652	143,780
Concordia Financial Group Ltd.	73,708	216,809
Credit Saison Co. Ltd.	15,810	146,392
Dai Nippon Printing Co. Ltd.	26,963	585,010
Daicel Corp.	34,367	228,182
Dai-ichi Life Holdings, Inc.	115,530	1,344,007
Daiichi Sankyo Co. Ltd.	12,396	1,085,427
Daikin Industries Ltd.	9,135	1,594,067
Daito Trust Construction Co. Ltd.	5,689	445,090
Daiwa House Industry Co. Ltd.	44,888	990,058
Daiwa Securities Group, Inc.	160,002	702,175
Denka Co. Ltd.	8,608	204,677
Denso Corp.	38,100	1,393,841
Dentsu Group, Inc.	20,410	453,255
DIC Corp.	7,922	189,639

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
East Japan Railway Co.	24,649	$1,415,342
Ebara Corp.	10,053	236,373
Eisai Co. Ltd.	7,378	592,236
Electric Power Development Co. Ltd.	12,143	164,809
ENEOS Holdings, Inc.	353,560	1,227,913
FamilyMart Co. Ltd.(b)	8,204	182,966
FANUC Corp.	7,854	1,315,190
Fast Retailing Co. Ltd.	940	498,316
Fuji Electric Co. Ltd.	11,770	319,492
FUJIFILM Holdings Corp.	22,338	996,579
Fujikura Ltd.	64,708	173,199
Fujitsu Ltd.	13,921	1,859,118
Fukuoka Financial Group, Inc.	20,749	300,451
Furukawa Electric Co. Ltd.	12,785	303,149
Hakuhodo DY Holdings, Inc.	16,944	185,257
Hankyu Hanshin Holdings, Inc.	10,176	290,179
Haseko Corp.	30,475	358,275
Hino Motors Ltd.	39,784	228,401
Hirose Electric Co. Ltd.	1,657	173,489
Hitachi Construction Machinery Co. Ltd.	9,215	263,211
Hitachi Ltd.	82,786	2,449,207
Hitachi Metals Ltd.	16,593	215,318
Honda Motor Co. Ltd.	103,764	2,477,067
Hoya Corp.	6,631	653,504
Idemitsu Kosan Co. Ltd.	31,019	639,567
IHI Corp.	19,411	240,136
Iida Group Holdings Co. Ltd.	14,010	215,722
INPEX Corp.	113,351	642,283
Isetan Mitsukoshi Holdings Ltd.	50,223	228,006
Isuzu Motors Ltd.	62,501	508,083
ITOCHU Corp.	102,161	2,222,362
J Front Retailing Co. Ltd.	30,485	175,592
Japan Airlines Co. Ltd.	14,122	228,599
Japan Exchange Group, Inc.	18,971	448,572
Japan Post Bank Co. Ltd.	44,232	328,822
Japan Post Holdings Co. Ltd.	154,909	1,050,943
Japan Post Insurance Co. Ltd.	45,648	602,711
Japan Tobacco, Inc.	99,347	1,702,608
JFE Holdings, Inc.	93,578	605,385
JGC Holdings Corp.	20,081	202,083
JSR Corp.	13,285	285,352
JTEKT Corp.	24,230	160,418
Kajima Corp.	48,063	525,497
Kaneka Corp.	7,712	180,163
Kansai Electric Power Co., Inc. (The)	76,702	726,540
Kao Corp.	13,929	1,005,976
Kawasaki Heavy Industries Ltd.	22,674	307,524
Kawasaki Kisen Kaisha Ltd.(a)	21,173	192,045
KDDI Corp.	117,902	3,634,187
Keikyu Corp.	12,687	164,992
Keio Corp.	5,200	257,713
Keisei Electric Railway Co. Ltd.	5,474	132,902
Kewpie Corp.	9,961	176,835
Keyence Corp.	1,824	762,861
Kikkoman Corp.	4,432	206,027
Kintetsu Group Holdings Co. Ltd.	9,654	374,363
Kirin Holdings Co. Ltd.	54,447	1,047,434
Kobe Steel Ltd.(a)	132,491	423,550
Koito Manufacturing Co. Ltd.	8,193	319,646
Komatsu Ltd.	83,717	1,635,859
Konica Minolta, Inc.	85,785	225,558
K’s Holdings Corp.	18,085	232,626
	Shares	Value
Japan-(continued)
Kubota Corp.	77,062	$1,095,836
Kuraray Co. Ltd.	35,692	348,379
Kyocera Corp.	17,046	942,181
Kyowa Kirin Co. Ltd.	8,104	199,285
Kyushu Electric Power Co., Inc.	46,995	392,921
Kyushu Railway Co.	9,514	186,987
Lawson, Inc.	3,584	177,963
LIXIL Group Corp.	32,127	427,226
Makita Corp.	10,370	395,753
Marubeni Corp.	158,357	726,408
Marui Group Co. Ltd.	9,980	143,758
Mazda Motor Corp.	107,761	602,353
Medipal Holdings Corp.	15,298	281,276
MEIJI Holdings Co. Ltd.	8,609	672,565
MINEBEA MITSUMI, Inc.	20,487	333,667
Mitsubishi Chemical Holdings Corp.	137,649	736,610
Mitsubishi Corp.	121,145	2,428,514
Mitsubishi Electric Corp.	113,709	1,473,926
Mitsubishi Estate Co. Ltd.	51,988	746,900
Mitsubishi Gas Chemical Co., Inc.	19,012	299,754
Mitsubishi Heavy Industries Ltd.	30,361	702,527
Mitsubishi Materials Corp.(b)	13,301	270,096
Mitsubishi Motors Corp.	97,865	190,676
Mitsubishi UFJ Financial Group, Inc.	1,112,540	4,137,432
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,759	133,668
Mitsui & Co. Ltd.	121,918	1,814,990
Mitsui Chemicals, Inc.	21,633	410,440
Mitsui E&S Holdings Co. Ltd.(a)	24,597	94,452
Mitsui Fudosan Co. Ltd.	54,812	854,348
Mitsui Mining & Smelting Co. Ltd.	8,077	168,751
Mitsui OSK Lines Ltd.	24,240	396,396
Mizuho Financial Group, Inc.	2,167,535	2,615,884
MS&AD Insurance Group Holdings, Inc.	30,505	760,533
Murata Manufacturing Co. Ltd.	20,557	1,284,983
Nagoya Railroad Co. Ltd.	9,355	235,888
NEC Corp.	23,672	1,318,718
NGK Insulators Ltd.	19,478	240,781
NGK Spark Plug Co. Ltd.	18,692	249,097
NH Foods Ltd.	10,617	464,425
Nidec Corp.	11,164	884,314
Nikon Corp.	39,901	277,001
Nintendo Co. Ltd.	2,204	968,067
Nippon Electric Glass Co. Ltd.	13,996	227,155
Nippon Express Co. Ltd.	8,160	386,660
Nippon Paint Holdings Co. Ltd.	3,952	268,376
Nippon Paper Industries Co. Ltd.	12,096	151,701
Nippon Steel Corp.	110,894	899,381
Nippon Suisan Kaisha Ltd.	35,492	147,366
Nippon Telegraph & Telephone Corp.	117,626	2,718,426
Nippon Yusen KK	40,058	515,264
Nissan Motor Co. Ltd.	393,807	1,344,598
Nisshin Seifun Group, Inc.(b)	15,391	235,094
Nissin Foods Holdings Co. Ltd.	2,347	210,438
Nitori Holdings Co. Ltd.	1,826	400,155
Nitto Denko Corp.	12,419	698,884
Nomura Holdings, Inc.	310,573	1,438,453
Nomura Real Estate Holdings, Inc.	10,670	176,807
NSK Ltd.	59,016	390,724
NTN Corp.	100,025	172,180
NTT Data Corp.	35,962	405,095
NTT DOCOMO, Inc.	73,208	2,013,168
Obayashi Corp.	60,423	536,052

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Odakyu Electric Railway Co. Ltd.	14,858	$308,599
Oji Holdings Corp.	81,835	340,560
Olympus Corp.	19,351	344,723
Omron Corp.	7,973	567,830
Ono Pharmaceutical Co. Ltd.	13,474	377,662
Oriental Land Co. Ltd.	2,378	284,964
ORIX Corp.	108,034	1,160,755
Osaka Gas Co. Ltd.	26,639	489,797
Otsuka Holdings Co. Ltd.	23,735	981,008
Pan Pacific International Holdings Corp.	14,728	334,734
Panasonic Corp.	188,951	1,608,398
Rakuten, Inc.	37,779	344,810
Recruit Holdings Co. Ltd.	21,167	654,249
Renesas Electronics Corp.(a)	40,983	224,044
Resona Holdings, Inc.	222,719	724,211
Ricoh Co. Ltd.	88,464	564,771
Rohm Co. Ltd.	5,055	318,896
Santen Pharmaceutical Co. Ltd.	12,264	206,469
SBI Holdings, Inc.	15,903	331,958
Secom Co. Ltd.	8,322	714,765
Sega Sammy Holdings, Inc.	12,603	141,729
Seibu Holdings, Inc.	16,345	145,626
Seiko Epson Corp.	28,397	298,393
Seino Holdings Co. Ltd.	15,402	189,521
Sekisui Chemical Co. Ltd.	23,927	324,066
Sekisui House Ltd.(b)	48,778	884,860
Seven & i Holdings Co. Ltd.	56,989	1,728,050
SG Holdings Co. Ltd.	13,873	507,789
Sharp Corp.	14,424	140,516
Shimadzu Corp.	8,304	208,994
Shimano, Inc.	2,299	500,113
Shimizu Corp.	56,636	404,964
Shin-Etsu Chemical Co. Ltd.	13,256	1,538,990
Shinsei Bank Ltd.	19,078	214,364
Shionogi & Co. Ltd.	8,050	476,544
Shiseido Co. Ltd.	7,566	418,624
Shizuoka Bank Ltd. (The)	40,997	265,222
Showa Denko K.K.	18,943	389,861
SMC Corp.	1,431	745,344
Softbank Corp.(b)	106,107	1,419,544
SoftBank Group Corp.	110,735	6,907,191
Sojitz Corp.	137,335	287,062
Sompo Holdings, Inc.	23,829	778,674
Sony Corp.	55,399	4,231,555
Stanley Electric Co. Ltd.	9,157	217,904
Subaru Corp.	67,799	1,278,966
SUMCO Corp.	11,099	169,535
Sumitomo Chemical Co. Ltd.	198,701	569,435
Sumitomo Corp.	102,267	1,131,679
Sumitomo Electric Industries Ltd.	62,437	688,561
Sumitomo Heavy Industries Ltd.	14,908	288,910
Sumitomo Metal Mining Co. Ltd.	21,393	634,121
Sumitomo Mitsui Financial Group, Inc.	118,418	3,136,011
Sumitomo Mitsui Trust Holdings, Inc.	26,305	674,232
Sumitomo Realty & Development Co. Ltd.	20,234	514,701
Sumitomo Rubber Industries Ltd.	18,339	151,943
Suntory Beverage & Food Ltd.	7,563	284,337
Suzuken Co. Ltd.	8,071	285,878
Suzuki Motor Corp.	33,695	1,106,489
Sysmex Corp.	3,793	291,695
T&D Holdings, Inc.	68,499	559,109
Taiheiyo Cement Corp.	16,946	366,231
	Shares	Value
Japan-(continued)
Taisei Corp.	19,581	$670,417
Takashimaya Co. Ltd.	29,511	195,382
Takeda Pharmaceutical Co. Ltd.	79,316	2,817,657
TDK Corp.	7,506	829,188
Teijin Ltd.	21,912	314,805
Terumo Corp.	13,833	520,062
THK Co. Ltd.	7,466	173,498
TIS, Inc.	9,113	195,826
Tobu Railway Co. Ltd.	12,244	341,160
Tohoku Electric Power Co., Inc.	35,336	333,207
Tokio Marine Holdings, Inc.	39,795	1,669,636
Tokyo Electric Power Co. Holdings, Inc.(a)	199,121	527,323
Tokyo Electron Ltd.	4,435	1,208,058
Tokyo Gas Co. Ltd.	32,040	675,922
Tokyo Tatemono Co. Ltd.	14,941	159,683
Tokyu Corp.	32,549	360,800
Tokyu Fudosan Holdings Corp.	57,715	219,986
Toppan Printing Co. Ltd.	32,748	490,306
Toray Industries, Inc.	162,730	698,909
Toshiba Corp.	49,726	1,504,996
Tosoh Corp.	28,911	386,100
TOTO Ltd.	7,230	270,108
Toyo Seikan Group Holdings Ltd.	12,596	137,242
Toyo Suisan Kaisha Ltd.	4,774	288,978
Toyoda Gosei Co. Ltd.	9,110	176,117
Toyota Industries Corp.	11,311	571,273
Toyota Motor Corp.	124,026	7,292,818
Toyota Tsusho Corp.	16,412	412,590
Trend Micro, Inc.	3,909	227,375
Tsuruha Holdings, Inc.	1,757	242,454
Ube Industries Ltd.	13,987	226,612
Unicharm Corp.	8,291	373,107
West Japan Railway Co.	12,766	546,718
Yakult Honsha Co. Ltd.	4,152	236,012
Yamada Denki Co. Ltd.	68,907	297,839
Yamaha Corp.	4,954	227,248
Yamaha Motor Co. Ltd.	37,769	548,335
Yamato Holdings Co. Ltd.	32,537	829,350
Yamazaki Baking Co. Ltd.(b)	10,687	178,706
Yaskawa Electric Corp.	7,553	248,957
Yokogawa Electric Corp.	13,254	200,947
Yokohama Rubber Co. Ltd. (The)	12,807	162,556
Z Holdings Corp.	127,730	672,899
		182,739,819
Luxembourg-0.25%
Aperam S.A.	6,186	175,851
ArcelorMittal S.A.(a)	142,673	1,575,759
RTL Group S.A.(a)	4,959	164,193
SES S.A., FDR	48,763	345,743
		2,261,546
Macau-0.10%
Galaxy Entertainment Group Ltd.	60,349	411,141
Sands China Ltd.	124,466	481,792
		892,933
Netherlands-2.37%
Aalberts N.V.	4,719	168,467
ABN AMRO Bank N.V., CVA(d)	71,451	593,463
Aegon N.V.	380,637	1,127,959
Akzo Nobel N.V.	14,645	1,380,914
Altice Europe N.V.(a)	38,690	183,461

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Netherlands-(continued)
Altice Europe N.V., Class B(a)	2,555	$12,100
ASML Holding N.V.	4,485	1,589,463
ASR Nederland N.V.	16,808	543,196
Boskalis Westminster(a)	9,768	184,464
Heineken Holding N.V.	4,964	430,559
Heineken N.V.	9,050	880,102
ING Groep N.V.	558,746	3,895,588
Koninklijke Ahold Delhaize N.V.	101,738	2,943,868
Koninklijke BAM Groep N.V.(a)	74,832	116,274
Koninklijke DSM N.V.(b)	7,496	1,148,777
Koninklijke KPN N.V.(b)	288,779	749,210
Koninklijke Philips N.V.(a)	40,053	2,078,748
NN Group N.V.	44,085	1,616,046
Prosus N.V.(a)	4,045	392,702
Randstad N.V.	12,220	587,543
SBM Offshore N.V.	12,777	198,454
Signify N.V.(a)	14,962	448,506
Wolters Kluwer N.V.	7,409	585,770
		21,855,634
New Zealand-0.05%
Fletcher Building Ltd.	64,839	145,991
Spark New Zealand Ltd.	87,444	287,176
		433,167
Norway-0.77%
DNB ASA(a)	75,491	1,152,049
Equinor ASA	140,470	2,077,920
Gjensidige Forsikring ASA(a)	9,130	187,450
Mowi ASA	23,618	426,114
Norsk Hydro ASA(a)	225,101	629,768
Orkla ASA	44,354	437,245
Storebrand ASA(a)	49,574	269,852
Telenor ASA	62,732	973,229
Yara International ASA	23,315	976,632
		7,130,259
Poland-0.20%
Bank Polska Kasa Opieki S.A.(a)	14,397	195,141
KGHM Polska Miedz S.A.(a)	14,816	500,464
Polski Koncern Naftowy ORLEN S.A.	27,350	390,500
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	59,257	345,381
Powszechny Zaklad Ubezpieczen S.A.	59,738	432,549
		1,864,035
Portugal-0.23%
Banco Comercial Portugues S.A., Class R(a)	997,249	115,802
EDP - Energias de Portugal S.A.	254,161	1,287,837
Galp Energia SGPS S.A.	46,166	485,863
Jeronimo Martins SGPS S.A.	15,294	258,527
		2,148,029
Russia-0.05%
Evraz PLC	54,704	207,140
Polymetal International PLC	11,664	290,106
		497,246
Singapore-0.69%
Ascendas REIT	111,700	288,353
CapitaLand Ltd.	171,694	345,567
CapitaLand Mall Trust	113,466	156,385
City Developments Ltd.	31,667	188,898
ComfortDelGro Corp. Ltd.	205,248	203,557
DBS Group Holdings Ltd.	105,697	1,523,831
	Shares	Value
Singapore-(continued)
Genting Singapore Ltd.	353,173	$189,296
Keppel Corp. Ltd.	72,437	285,247
Oversea-Chinese Banking Corp. Ltd.	110,659	690,761
Singapore Airlines Ltd.	49,821	124,253
Singapore Press Holdings Ltd.	134,399	104,869
Singapore Technologies Engineering Ltd.	76,027	181,294
Singapore Telecommunications Ltd.	602,185	1,089,053
United Overseas Bank Ltd.	54,992	777,580
Venture Corp. Ltd.	16,430	214,466
		6,363,410
South Africa-0.23%
Anglo American PLC	81,720	2,005,929
Investec PLC	72,657	143,520
		2,149,449
South Korea-4.96%
Amorepacific Corp.	1,304	181,689
Amorepacific Corp., Preference Shares	377	19,461
CJ CheilJedang Corp.	818	265,023
CJ CheilJedang Corp., Preference Shares	204	25,170
Coway Co. Ltd.	3,911	251,783
Daelim Industrial Co. Ltd.	3,565	250,454
DB Insurance Co. Ltd.	5,280	208,736
E-MART, Inc.	5,422	518,808
GS Engineering & Construction Corp.	8,928	201,955
Hana Financial Group, Inc.	25,674	635,708
Hanwha Solutions Corp.	14,782	316,385
Hyundai Engineering & Construction Co. Ltd.	13,959	401,875
Hyundai Glovis Co. Ltd.	2,178	203,833
Hyundai Heavy Industries Holdings Co. Ltd.	1,018	202,079
Hyundai Mobis Co. Ltd.	7,081	1,221,374
Hyundai Motor Co.	23,242	2,467,780
Hyundai Motor Co., First Pfd.	3,913	226,622
Hyundai Motor Co., Second Pfd.	6,277	364,587
Hyundai Steel Co.	13,734	285,885
Industrial Bank of Korea	44,604	303,625
KB Financial Group, Inc.	38,575	1,141,320
Kia Motors Corp.	30,219	1,024,717
Korea Electric Power Corp.(a)	36,510	585,312
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	3,997	299,255
Korea Zinc Co. Ltd.	780	271,042
Korean Air Lines Co. Ltd.(a)	15,330	223,890
KT&G Corp.	8,978	609,636
LG Chem Ltd.	2,887	1,376,377
LG Chem Ltd., Preference Shares	526	117,438
LG Corp.	6,246	387,950
LG Display Co. Ltd.(a)	55,754	589,643
LG Electronics, Inc.	12,991	770,911
LG Electronics, Inc., Preference Shares	2,123	47,934
LG Household & Health Care Ltd.	260	299,194
LG Household & Health Care Ltd., Preference Shares	65	38,954
LG Uplus Corp.	29,919	287,538
Lotte Chemical Corp.	2,858	404,208
Lotte Shopping Co. Ltd.	2,695	176,213
Mirae Asset Daewoo Co. Ltd.	36,753	243,395
Mirae Asset Daewoo Co. Ltd., Second Pfd.	12,941	46,489
NAVER Corp.	1,992	503,267
POSCO	8,017	1,302,073
Samsung C&T Corp.	5,572	495,746
Samsung Electro-Mechanics Co. Ltd.	2,812	331,615

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Electronics Co. Ltd.	312,451	$15,184,584
Samsung Electronics Co. Ltd., Preference Shares	53,754	2,233,358
Samsung Fire & Marine Insurance Co. Ltd.	2,923	420,761
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	264	27,145
Samsung Heavy Industries Co. Ltd.(a)	53,537	257,035
Samsung Life Insurance Co. Ltd.	5,930	236,672
Samsung SDI Co. Ltd.	1,609	536,828
Samsung SDS Co. Ltd.	1,347	188,245
Shinhan Financial Group Co. Ltd.	40,071	1,012,370
SK Holdings Co. Ltd.	5,320	989,072
SK Hynix, Inc.	30,831	2,142,695
SK Innovation Co. Ltd.	9,669	1,030,689
SK Telecom Co. Ltd.	3,080	570,035
S-Oil Corp.	5,772	295,528
Woori Financial Group, Inc.	58,265	415,690
		45,667,656
Spain-3.05%
Acciona S.A.(b)	1,868	207,196
Acerinox S.A.(a)	22,659	193,830
ACS Actividades de Construccion y Servicios S.A.	39,153	905,134
Aena SME S.A.(a)(d)	3,205	418,027
Amadeus IT Group S.A.	10,401	520,993
Banco Bilbao Vizcaya Argentaria S.A.	984,287	3,069,255
Banco de Sabadell S.A.	1,125,846	384,749
Banco Santander S.A.(a)	2,703,935	5,782,823
Bankia S.A.(b)	239,294	303,056
Bankinter S.A.	58,566	303,472
CaixaBank S.A.	358,202	770,904
Enagas S.A.	16,959	428,554
Endesa S.A.	38,609	1,097,550
Ferrovial S.A.	20,263	496,951
Grifols S.A.(b)	8,612	251,537
Iberdrola S.A.	368,403	4,757,151
Industria de Diseno Textil S.A.	37,145	989,168
Mapfre S.A.	155,824	281,184
Merlin Properties SOCIMI S.A.	16,802	138,880
Naturgy Energy Group S.A.	32,118	597,798
Red Electrica Corp. S.A.	26,190	511,619
Repsol S.A.	274,400	2,135,065
Telefonica S.A.	833,046	3,495,053
		28,039,949
Sweden-2.35%
Alfa Laval AB(a)	13,639	323,039
Assa Abloy AB, Class B	27,734	607,874
Atlas Copco AB, Class A	20,425	903,760
Atlas Copco AB, Class B	12,280	474,687
BillerudKorsnas AB	15,303	245,105
Boliden AB	23,903	650,338
Castellum AB	10,696	229,603
Electrolux AB, Series B(b)	25,601	480,314
Electrolux Professional AB, Class B(a)	20,097	78,720
Epiroc AB, Class A	13,479	188,528
Epiroc AB, Class B	8,312	113,264
Essity AB, Class B(a)	27,874	919,682
Hennes & Mauritz AB, Class B	68,708	1,067,479
Hexagon AB, Class B(a)	6,673	434,083
Husqvarna AB, Class B	31,070	296,702
ICA Gruppen AB	6,512	320,761
	Shares	Value
Sweden-(continued)
NCC AB, Class A	400	$6,976
NCC AB, Class B	10,171	176,924
Sandvik AB(a)	53,182	988,957
Securitas AB, Class B(a)	28,804	430,053
Skandinaviska Enskilda Banken AB, Class A(a)	133,947	1,296,585
Skandinaviska Enskilda Banken AB, Class C(a)	1,840	18,602
Skanska AB, Class B(a)	31,020	626,151
SKF AB, Class B	32,982	608,986
SSAB AB, Class A(a)	35,507	104,686
SSAB AB, Class B(a)(b)	88,282	250,289
Svenska Cellulosa AB S.C.A., Class A(a)	836	10,173
Svenska Cellulosa AB S.C.A., Class B(a)	24,812	300,220
Svenska Handelsbanken AB, Class A(a)	130,972	1,239,927
Svenska Handelsbanken AB, Class B(a)	3,218	33,969
Swedbank AB, Class A(a)	119,536	1,940,967
Swedish Match AB	5,722	440,408
Tele2 AB, Class B	30,036	426,119
Telefonaktiebolaget LM Ericsson, Class A	2,236	28,078
Telefonaktiebolaget LM Ericsson, Class B	174,870	2,015,896
Telia Co. AB	285,949	1,114,501
Trelleborg AB, Class B(a)	18,442	285,469
Volvo AB, Class B(a)	113,286	1,955,050
		21,632,925
Switzerland-6.45%
ABB Ltd.	103,037	2,579,040
Adecco Group AG	19,440	922,529
Alcon, Inc.(a)	20,257	1,224,728
Baloise Holding AG	3,868	590,171
Barry Callebaut AG	120	250,500
Chocoladefabriken Lindt & Spruengli AG	3	257,558
Chocoladefabriken Lindt & Spruengli AG, PC	29	225,063
Cie Financiere Richemont S.A.	24,650	1,530,972
Clariant AG	11,387	215,298
Coca-Cola HBC AG(a)	8,082	212,471
Credit Suisse Group AG	235,838	2,518,336
Dufry AG(a)	3,248	82,619
Geberit AG	819	453,029
Georg Fischer AG	261	240,142
Givaudan S.A.	257	1,062,523
Helvetia Holding AG	1,864	168,635
Julius Baer Group Ltd.	12,052	529,933
Kuehne + Nagel International AG(a)	3,095	533,808
LafargeHolcim Ltd.(a)	45,336	2,143,455
Lonza Group AG	1,304	815,054
Nestle S.A.	101,648	12,078,871
Novartis AG	69,269	5,746,654
Partners Group Holding AG	256	247,980
PSP Swiss Property AG	1,306	146,292
Roche Holding AG	22,589	7,849,162
Roche Holding AG, BR	807	278,551
Schindler Holding AG	690	172,178
Schindler Holding AG, PC	1,319	334,209
SGS S.A.	251	659,713
Sika AG	2,539	559,602
Sonova Holding AG(a)	1,032	233,241
STMicroelectronics N.V.	17,772	500,376
Sunrise Communications Group AG(a)(d)	2,348	219,778
Swatch Group AG (The)	3,498	139,351
Swatch Group AG (The), BR	2,326	488,365
Swiss Life Holding AG(a)	2,856	1,045,138
Swiss Prime Site AG	3,382	309,128
Swiss Re AG	28,332	2,234,917

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Switzerland-(continued)
Swisscom AG	1,630	$870,456
UBS Group AG	355,791	4,182,901
Vifor Pharma AG	1,138	160,936
Zurich Insurance Group AG	11,727	4,333,975
		59,347,638
United Kingdom-14.07%
3i Group PLC	47,995	560,389
Admiral Group PLC	10,658	335,727
Aggreko PLC	20,150	101,768
Ashtead Group PLC	17,597	562,389
Associated British Foods PLC	18,818	435,931
AstraZeneca PLC	43,852	4,909,504
Aviva PLC	417,563	1,445,211
Babcock International Group PLC	38,337	145,115
BAE Systems PLC	206,985	1,331,715
Barclays PLC	1,928,976	2,545,958
Barratt Developments PLC	67,171	450,155
Beazley PLC	27,808	152,343
Bellway PLC	7,001	233,947
Berkeley Group Holdings PLC	6,896	403,131
BP PLC	2,716,586	9,810,523
British American Tobacco PLC	182,127	6,034,606
British Land Co. PLC (The)	82,873	398,210
BT Group PLC	1,074,214	1,389,885
Bunzl PLC	20,609	594,544
Burberry Group PLC	17,290	284,231
Capita PLC(a)	158,331	71,133
Centrica PLC	1,073,953	687,444
Close Brothers Group PLC	11,085	159,458
CNH Industrial N.V.(a)	121,861	833,478
Compass Group PLC	79,669	1,098,461
Croda International PLC	4,006	301,276
DCC PLC	7,550	677,008
Derwent London PLC	3,915	147,781
Diageo PLC	74,243	2,729,404
Direct Line Insurance Group PLC	186,250	724,559
Dixons Carphone PLC	113,652	109,788
DS Smith PLC	105,152	360,487
easyJet PLC	19,688	127,445
Experian PLC	18,076	635,111
Fiat Chrysler Automobiles N.V.(a)	350,596	3,573,678
G4S PLC	152,609	284,525
GlaxoSmithKline PLC	297,310	5,969,574
GVC Holdings PLC	19,962	174,126
Hammerson PLC(b)	112,230	94,538
Hays PLC	103,453	148,002
Hiscox Ltd.	16,555	169,829
HSBC Holdings PLC	1,584,639	7,117,206
IG Group Holdings PLC	23,976	231,608
IMI PLC	17,462	239,273
Imperial Brands PLC	130,587	2,187,005
Inchcape PLC	36,730	206,909
Informa PLC	48,709	236,479
InterContinental Hotels Group PLC	8,138	375,548
Intermediate Capital Group PLC	10,692	189,028
International Consolidated Airlines Group S.A.	64,449	139,361
Intertek Group PLC	3,849	271,686
ITV PLC	387,543	288,303
J Sainsbury PLC	294,486	723,359
John Wood Group PLC	77,101	193,333
Johnson Matthey PLC	22,075	648,715
Kingfisher PLC	293,475	931,765
	Shares	Value
United Kingdom-(continued)
Land Securities Group PLC	56,693	$429,045
Legal & General Group PLC	599,705	1,684,421
Lloyds Banking Group PLC	7,985,576	2,754,948
London Stock Exchange Group PLC	3,775	420,356
M&G PLC	362,843	764,828
Man Group PLC	109,279	177,923
Marks & Spencer Group PLC(b)	363,041	452,571
Meggitt PLC	44,964	158,633
Micro Focus International PLC	46,237	168,161
Mondi PLC	40,931	732,230
National Grid PLC	314,810	3,720,345
Natwest Group PLC	377,996	525,887
Next PLC	6,885	492,493
Ninety One PLC(a)	36,740	105,122
Pearson PLC(b)	82,152	572,548
Pennon Group PLC	21,510	300,811
Persimmon PLC(a)	18,781	592,094
Phoenix Group Holdings PLC	39,738	343,500
Prudential PLC	192,583	2,794,318
Quilter PLC(d)	123,838	237,792
Reckitt Benckiser Group PLC	26,756	2,706,134
RELX PLC	49,968	1,059,165
Rentokil Initial PLC	37,372	262,029
Rolls-Royce Holdings PLC	103,718	315,277
Royal Dutch Shell PLC, Class A	614,183	9,041,385
Royal Dutch Shell PLC, Class B	548,737	7,784,106
Royal Mail PLC	169,065	357,034
RSA Insurance Group PLC	81,530	459,172
Sage Group PLC (The)	33,214	317,970
Schroders PLC	5,921	230,419
Segro PLC	32,121	408,603
Severn Trent PLC	13,295	427,517
Signature Aviation PLC	59,476	183,446
Smith & Nephew PLC	24,882	495,579
Smiths Group PLC	21,048	374,325
Spectris PLC	4,959	167,208
SSE PLC	104,685	1,787,561
St James’s Place PLC	28,627	354,012
Standard Chartered PLC	265,705	1,345,430
Standard Life Aberdeen PLC(b)	232,387	763,740
Subsea 7 S.A.(a)	35,086	263,719
Tate & Lyle PLC	32,469	277,513
Taylor Wimpey PLC	235,820	366,309
TechnipFMC PLC	45,913	358,437
Tesco PLC	841,352	2,397,379
Thomas Cook Group PLC(a)(b)(c)	575,015	0
Travis Perkins PLC	21,724	316,064
Unilever N.V.	60,750	3,597,591
Unilever PLC	45,562	2,734,659
United Utilities Group PLC	44,633	527,227
Vodafone Group PLC	3,086,093	4,680,753
Weir Group PLC (The)	17,413	273,455
Whitbread PLC(a)(b)	10,661	305,038
William Hill PLC	82,862	113,487
WM Morrison Supermarkets PLC(b)	323,013	792,159
WPP PLC	149,427	1,113,978
		129,567,871
United States-0.43%
Amcor PLC, CDI	72,575	750,000
Bausch Health Cos., Inc.(a)	32,429	592,897
Carnival PLC	12,237	132,761
Ferguson PLC	12,781	1,139,362

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
United States-(continued)
James Hardie Industries PLC, CDI	12,511	$259,927
QIAGEN N.V.(a)	5,480	273,266
Samsonite International S.A.(a)(d)	103,899	97,193
Tenaris S.A.	41,569	242,434
Waste Connections, Inc.	4,535	463,487
		3,951,327
Zambia-0.06%
First Quantum Minerals Ltd.	62,009	524,033
Total Common Stocks & Other Equity Interests (Cost $1,066,985,530)		915,062,592
Money Market Funds-0.22%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(e)(f) (Cost $2,086,293)	2,086,293	2,086,293
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $1,069,071,823)		917,148,885
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.97%
Invesco Private Government Fund, 0.06%(e)(f)(g)	20,460,722	$20,460,722
Invesco Private Prime Fund, 0.15%(e)(f)(g)	6,864,621	6,865,994
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,326,716)		27,326,716
TOTAL INVESTMENTS IN SECURITIES-102.56% (Cost $1,096,398,539)		944,475,601
OTHER ASSETS LESS LIABILITIES-(2.56)%		(23,599,043)
NET ASSETS-100.00%		$920,876,558

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $5,068,623, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$28,349,038	$(26,262,745)	$-	$-	$2,086,293	$6,412
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	18,667,145	157,012,950	(175,680,095)	-	-	-	122,800
Invesco Liquid Assets Portfolio, Institutional Class	6,222,382	37,725,638	(43,951,427)	(284)	3,691	-	46,410
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2020
(Unaudited)
	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Invesco Private Government Fund	$-	$149,919,455	$(129,458,733)	$-	$-	$20,460,722	$2,435
Invesco Private Prime Fund	-	18,968,236	(12,103,135)	-	893	6,865,994	1,263
Total	$24,889,527	$391,975,317	$(387,456,135)	$(284)	$4,584	$29,413,009	$179,320

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Australia-5.93%
Abacus Property Group	60,715	$117,127
Adbri Ltd.	167,583	265,603
ALS Ltd.	46,829	285,123
Alumina Ltd.	143,044	155,928
Ansell Ltd.	20,731	571,645
Atlas Arteria Ltd.	29,327	138,810
AusNet Services	432,867	552,567
Austal Ltd.	42,785	101,255
Australian Pharmaceutical Industries Ltd.	99,297	78,688
Bapcor Ltd.	34,275	153,873
Beach Energy Ltd.	142,052	144,150
Bega Cheese Ltd.(a)	56,684	180,897
Blackmores Ltd.	2,373	119,977
Breville Group Ltd.	9,229	171,620
Brickworks Ltd.	8,963	104,966
BWP Trust	59,600	164,557
carsales.com Ltd.	16,219	214,019
Charter Hall Group	24,231	182,809
Charter Hall Long Wale REIT	21,264	70,605
Charter Hall Retail REIT	61,458	140,157
Cleanaway Waste Management Ltd.	150,895	226,168
Cochlear Ltd.	2,584	352,500
Collins Foods Ltd.	14,388	98,231
Costa Group Holdings Ltd.	60,427	129,572
Cromwell Property Group(a)	365,993	232,288
CSR Ltd.	150,492	376,659
Domino’s Pizza Enterprises Ltd.	3,572	189,358
Eagers Automotive Ltd.	33,268	193,490
Eclipx Group Ltd.(b)	141,672	139,700
Elders Ltd.	21,853	160,480
Estia Health Ltd.	62,885	65,618
Evolution Mining Ltd.	85,220	360,582
FlexiGroup Ltd.(a)	78,739	70,867
Flight Centre Travel Group Ltd.	14,488	110,031
G8 Education Ltd.	234,347	135,290
Genworth Mortgage Insurance Australia Ltd.	59,981	72,911
GrainCorp Ltd., Class A(b)	71,445	191,113
Growthpoint Properties Australia Ltd.	35,416	81,529
GUD Holdings Ltd.	15,680	126,393
GWA Group Ltd.	44,573	91,102
Harvey Norman Holdings Ltd.	137,808	367,644
Healius Ltd.	116,648	272,712
IGO Ltd.	46,148	152,237
Iluka Resources Ltd.	47,445	307,928
Inghams Group Ltd.	67,735	161,273
InvoCare Ltd.	15,498	106,142
IOOF Holdings Ltd.(a)	104,677	342,315
IRESS Ltd.	21,677	159,654
Link Administration Holdings Ltd.	69,189	197,483
Magellan Financial Group Ltd.	4,007	175,751
Mayne Pharma Group Ltd.(b)	564,829	160,002
McMillan Shakespeare Ltd.	16,162	102,229
Mineral Resources Ltd.	23,646	436,492
Monadelphous Group Ltd.	23,579	150,665
National Storage REIT	68,419	88,320
New Hope Corp. Ltd.	84,223	79,125
NEXTDC Ltd.(b)	17,569	143,510
nib holdings Ltd.	85,308	271,021
Nine Entertainment Co. Holdings Ltd.	195,041	189,529
Northern Star Resources Ltd.	24,111	267,322
NRW Holdings Ltd.	127,594	167,910
	Shares	Value
Australia-(continued)
Nufarm Ltd.(b)	82,995	$239,270
OceanaGold Corp.(b)	160,174	419,717
oOh!media Ltd.	60,170	32,363
OZ Minerals Ltd.	68,683	671,360
Pact Group Holdings Ltd.(b)	62,679	94,395
Pendal Group Ltd.	47,712	199,141
Perenti Global Ltd.	136,753	117,197
Perpetual Ltd.	9,677	210,486
Perseus Mining Ltd.(b)	115,948	127,638
Platinum Asset Management Ltd.(a)	44,597	119,296
Premier Investments Ltd.	11,062	132,959
Qube Holdings Ltd.	152,139	297,861
REA Group Ltd.	1,774	138,011
Regis Resources Ltd.	54,290	219,199
Resolute Mining Ltd.(b)	113,755	106,053
Sandfire Resources Ltd.	49,076	166,472
Saracen Mineral Holdings Ltd.(b)	30,445	131,002
SEEK Ltd.	31,372	487,541
Seven Group Holdings Ltd.(a)	15,518	189,522
Shopping Centres Australasia Property Group	111,115	172,122
Southern Cross Media Group Ltd.	253,893	30,043
St Barbara Ltd.	66,518	159,806
Steadfast Group Ltd.	63,867	153,437
Super Retail Group Ltd.	43,477	276,874
Sydney Airport	79,968	299,936
Tassal Group Ltd.	43,412	112,390
TPG Telecom Ltd.(b)	44,383	255,907
Tuas Ltd.(b)	22,180	11,214
United Malt Grp Ltd.(b)	71,445	205,972
Virgin Australia International Holdings Pty. Ltd.(b)(c)	112,977	0
Viva Energy Group Ltd.(d)	257,457	297,263
Vocus Group Ltd.(b)	94,201	195,238
Washington H Soul Pattinson & Co. Ltd.	13,084	183,441
Waypoint REIT	56,410	102,350
Whitehaven Coal Ltd.	306,556	304,488
Worley Ltd.(a)	49,263	289,698
		18,767,184
Austria-0.55%
ams AG(b)	12,252	204,178
CA Immobilien Anlagen AG	7,337	230,782
DO & CO AG(a)(b)	977	50,429
IMMOFINANZ AG(a)	13,681	226,974
Lenzing AG(b)	3,351	156,323
Oesterreichische Post AG(a)	6,201	199,082
S IMMO AG	4,944	86,642
S&T AG(a)(b)	3,448	94,266
Schoeller-Bleckmann Oilfield Equipment AG	2,093	54,697
UNIQA Insurance Group AG	11,953	75,336
Verbund AG	5,143	270,874
Vienna Insurance Group AG Wiener Versicherung Gruppe(b)	4,878	108,443
		1,758,026
Belgium-1.40%
Ackermans & van Haaren N.V.(b)	2,885	371,855
Aedifica S.A.	1,106	128,169
AGFA-Gevaert N.V.(b)	41,253	167,321
Barco N.V.	5,310	104,810
Befimmo S.A.	3,228	146,959
Bekaert S.A.	11,144	217,565
bpost S.A.(b)	33,481	217,752
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Belgium-(continued)
Cie d’Entreprises CFE(b)	1,216	$77,072
Cofinimmo S.A.	2,701	386,466
D’ieteren S.A./N.V.	6,197	336,719
Elia Group S.A./N.V.	3,507	382,356
Euronav N.V.	36,960	358,383
Fagron	4,197	94,098
Galapagos N.V.(b)	534	99,517
Gimv N.V.	1,665	89,977
Melexis N.V.	1,874	160,328
Ontex Group N.V.(b)	24,403	348,587
Orange Belgium S.A.	5,500	92,483
Retail Estates N.V.(a)	1,002	64,101
Telenet Group Holding N.V.	9,412	367,280
Warehouses De Pauw C.V.A.	7,083	227,399
		4,439,197
Cambodia-0.05%
NagaCorp Ltd.	140,754	150,194
Canada-5.78%
Aecon Group, Inc.	21,509	225,768
Alamos Gold, Inc., Class A	38,430	406,535
Allied Properties REIT	11,184	334,894
Aphria, Inc.(a)(b)	29,242	139,497
Artis REIT(a)	30,936	181,759
ATS Automation Tooling Systems, Inc.(b)	10,145	131,328
Aurora Cannabis, Inc.(b)	4,792	48,832
B2Gold Corp.	58,180	403,069
Baytex Energy Corp.(b)	434,192	200,970
BlackBerry Ltd.(b)	74,267	352,068
Boardwalk REIT	8,163	186,661
Boyd Group Services, Inc.	907	132,438
BRP, Inc.	3,007	134,692
Canadian Western Bank	17,658	300,562
Canfor Corp.(b)	34,690	413,846
Canopy Growth Corp.(b)	14,806	270,366
Cascades, Inc.	13,882	158,252
Centerra Gold, Inc.	36,049	452,126
Chartwell Retirement Residences	29,972	220,846
Choice Properties REIT(a)	24,930	235,993
Cineplex, Inc.	13,147	78,519
Cogeco Communications, Inc.	1,714	130,645
Colliers International Group, Inc.	2,486	134,461
Cominar REIT, Class U	45,287	269,795
Corus Entertainment, Inc., Class B	98,074	175,721
Descartes Systems Group, Inc. (The)(b)	2,497	140,574
Dollarama, Inc.	14,219	519,930
Dream Office REIT	13,034	191,594
ECN Capital Corp.	30,851	108,710
Element Fleet Management Corp.	40,423	339,197
Enerflex Ltd.	36,743	136,329
Enerplus Corp.	95,564	236,145
First Capital REIT(a)	27,815	281,992
FirstService Corp.	1,366	163,369
Genworth MI Canada, Inc.	6,646	164,674
Granite REIT(a)	5,399	313,984
Great Canadian Gaming Corp.(b)	5,247	104,117
Home Capital Group, Inc.(b)	12,586	211,693
IAMGOLD Corp.(b)	137,165	685,057
Innergex Renewable Energy, Inc.(a)	11,813	202,748
Ivanhoe Mines Ltd., Class A(b)	43,475	153,193
Kelt Exploration Ltd.(a)(b)	39,264	50,124
Kirkland Lake Gold Ltd.	6,104	333,339
	Shares	Value
Canada-(continued)
Laurentian Bank of Canada	13,081	$259,276
Maple Leaf Foods, Inc.	14,541	319,804
Martinrea International, Inc.	28,069	208,710
Mullen Group Ltd.	29,657	212,547
NFI Group, Inc.	13,515	151,243
Norbord, Inc.	13,087	425,584
North West Co., Inc. (The)	11,738	261,137
Northland Power, Inc.	13,445	368,370
Northview Apartment REIT	6,296	164,697
Osisko Gold Royalties Ltd.	12,354	144,799
Pan American Silver Corp.	9,855	368,229
Paramount Resources Ltd., Class A(a)(b)	36,075	50,632
Pason Systems, Inc.	14,985	71,485
PrairieSky Royalty Ltd.	30,958	194,369
Premium Brands Holdings Corp.	2,937	207,465
Pretium Resources, Inc.(b)	16,494	156,382
Quebecor, Inc., Class B	12,972	295,949
Ritchie Bros. Auctioneers, Inc.	7,387	341,528
Russel Metals, Inc.	21,048	281,897
Secure Energy Services, Inc.	62,465	76,945
ShawCor Ltd.	18,921	37,432
Shopify, Inc., Class A(b)	466	476,534
SSR Mining, Inc.(b)	10,636	254,883
Stantec, Inc.	13,694	440,723
Stella-Jones, Inc.	8,007	243,169
Superior Plus Corp.	43,520	379,155
TMX Group Ltd.	5,689	581,514
TORC Oil & Gas Ltd.	51,754	64,523
Torex Gold Resources, Inc.(b)	8,479	148,691
Toromont Industries Ltd.	6,920	377,229
TransAlta Renewables, Inc.(a)	9,499	110,627
Transcontinental, Inc., Class A	22,620	260,734
Westshore Terminals Investment Corp.(a)	12,806	164,341
Winpak Ltd.	4,370	153,170
		18,310,185
China-1.30%
Asia Cement China Holdings Corp.	90,090	101,944
Budweiser Brewing Co. APAC Ltd.(d)	75,175	272,563
CapitaLand Retail China Trust	128,992	115,701
China Harmony Auto Holding Ltd.	254,221	114,151
China Travel International Investment Hong Kong Ltd.(a)	776,320	115,193
CITIC Telecom International Holdings Ltd.	310,730	98,629
FIH Mobile Ltd.(b)	1,372,982	152,353
Gemdale Properties & Investment Corp. Ltd.	855,216	151,176
Minth Group Ltd.	115,934	345,549
MMG Ltd.(a)(b)	1,302,696	342,894
Nexteer Automotive Group Ltd.	269,364	170,651
Noble Group Ltd.(b)(c)	760,360	0
Road King Infrastructure Ltd.	47,114	63,344
Shui On Land Ltd.	435,556	64,629
SITC International Holdings Co. Ltd.	128,661	128,990
Sun Art Retail Group Ltd.	333,788	463,415
Tingyi Cayman Islands Holding Corp.	277,878	517,736
Uni-President China Holdings Ltd.	148,726	161,196
Xinyi Glass Holdings Ltd.	331,427	485,795
Xinyi Solar Holdings Ltd.	228,501	250,018
		4,115,927
Colombia-0.08%
Parex Resources, Inc.(b)	20,278	245,243

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Denmark-1.66%
Alm Brand A/S(b)	12,738	$130,643
Chr. Hansen Holding A/S	5,676	646,121
D/S Norden A/S	10,632	159,683
Demant A/S(b)	6,347	196,900
Dfds A/S	6,725	208,733
Drilling Co. of 1972 A/S (The)(a)(b)	6,525	151,454
FLSmidth & Co. A/S(b)	14,821	441,313
Genmab A/S(b)	841	288,271
GN Store Nord A/S	5,216	319,238
H Lundbeck A/S	5,997	218,890
NKT A/S(b)	7,913	220,230
Ringkjoebing Landbobank A/S	2,782	207,370
Rockwool International A/S, Class B	857	279,197
Royal Unibrew A/S(b)	3,367	341,155
Scandinavian Tobacco Group A/S(d)	15,519	228,893
Schouw & Co. A/S	1,226	100,826
SimCorp A/S	1,412	164,993
Sydbank A/S(b)	13,029	247,811
Topdanmark A/S	5,622	240,637
Tryg A/S	15,844	468,127
		5,260,485
Egypt-0.16%
Centamin PLC	195,513	522,203
Faroe Islands-0.06%
Bakkafrost P/F(b)	2,895	175,858
Finland-0.90%
Cargotec OYJ, Class B	15,761	470,780
Citycon OYJ(a)(b)	10,996	80,097
Finnair OYJ(a)(b)	81,994	46,327
Kemira OYJ	26,269	350,702
Kojamo OYJ	7,429	185,359
Metsa Board OYJ	45,073	352,572
Sanoma OYJ	10,189	115,063
TietoEVRY OYJ	13,569	399,529
Uponor OYJ	8,210	138,052
Valmet OYJ	20,772	582,386
YIT OYJ	21,422	125,138
		2,846,005
France-3.01%
Adevinta ASA, Class B(b)	7,871	127,270
Akka Technologies(a)(b)	1,784	37,171
Albioma S.A.	3,615	162,226
ALD S.A.(d)	8,783	88,072
Alten S.A.(b)	2,742	214,648
Beneteau S.A.	9,470	68,533
BioMerieux	2,035	330,878
Carmila S.A.	4,443	52,538
CGG S.A.(b)	160,920	136,589
Cie Plastic Omnium S.A.	18,388	371,167
Coface S.A.(b)	15,899	125,964
Dassault Aviation S.A.(b)	303	252,600
Derichebourg S.A.	30,010	87,014
Eramet(a)(b)	5,681	155,248
Europcar Mobility Group(a)(b)(d)	98,409	153,956
Fnac Darty S.A.(b)	7,367	291,660
Gaztransport Et Technigaz S.A.	1,519	140,554
Iliad S.A.(a)	3,421	673,143
Ipsen S.A.	3,815	368,568
Ipsos	5,965	157,648
JCDecaux S.A.(b)	13,065	220,462
	Shares	Value
France-(continued)
Korian S.A.(b)	9,245	$380,004
Maisons du Monde S.A.(b)(d)	15,504	236,319
Mercialys S.A.	21,668	163,727
Mersen S.A.(b)	3,930	105,260
Metropole Television S.A.(b)	10,928	132,325
Nexans S.A.(b)	10,420	544,617
Nexity S.A.	9,214	314,446
Quadient	5,756	85,081
Rallye S.A.(a)(b)	12,024	83,177
Remy Cointreau S.A.(a)	2,340	376,042
Sartorius Stedim Biotech	479	149,534
SMCP S.A.(a)(b)(d)	12,200	52,801
Societe BIC S.A.(a)	8,116	481,298
Sopra Steria Group(b)	2,454	366,794
Tarkett S.A.(b)	9,917	123,953
Television Francaise 1(b)	43,635	251,181
Trigano S.A.	1,460	167,120
Ubisoft Entertainment S.A.(b)	6,302	527,461
Vallourec S.A.(a)(b)	4,311	142,406
Vicat S.A.	2,339	77,444
Virbac S.A.(b)	372	81,204
Worldline S.A.(b)(d)	5,384	462,978
		9,521,081
Georgia-0.02%
Bank of Georgia Group PLC(b)	5,559	56,691
Germany-4.48%
1&1 Drillisch AG	11,553	307,109
ADO Properties S.A.(a)(b)(d)	6,759	191,181
alstria office REIT-AG(b)	18,607	279,215
Bechtle AG	2,117	412,803
Bilfinger SE	10,578	184,250
CANCOM SE	2,998	180,625
Carl Zeiss Meditec AG, BR(b)	1,324	138,793
CECONOMY AG(b)	78,108	281,706
CTS Eventim AG & Co. KGaA(b)	3,413	135,282
Delivery Hero SE(b)(d)	1,747	201,955
Deutsche EuroShop AG(b)	12,784	190,022
Deutz AG(b)	50,573	254,400
DIC Asset AG	7,020	91,313
Draegerwerk AG & Co. KGaA, Preference Shares(b)	2,782	261,203
Duerr AG	15,878	435,973
DWS Group GmbH & Co. KGaA(d)	7,253	273,038
ElringKlinger AG(a)(b)	11,923	72,610
Encavis AG(a)	8,977	141,820
Evotec SE(a)(b)	3,531	93,613
Fielmann AG(b)	2,452	180,493
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	7,371	287,809
Gerresheimer AG	4,940	568,383
Grand City Properties S.A.	15,264	364,243
GRENKE AG(b)	1,584	119,877
Hamburger Hafen und Logistik AG	5,020	87,143
Heidelberger Druckmaschinen AG(b)	102,048	85,858
Hornbach Holding AG & Co. KGaA	1,893	182,883
Jenoptik AG(a)	6,432	165,199
Jungheinrich AG, Preference Shares(b)	15,140	460,108
Kloeckner & Co. SE(b)	54,675	346,541
Koenig & Bauer AG(b)	6,016	129,829
Krones AG	4,421	269,233
KWS Saat SE & Co. KGaA	1,401	108,844

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Germany-(continued)
Leoni AG(a)(b)	28,170	$233,677
Nordex SE(a)(b)	23,054	239,218
Norma Group SE	7,857	217,593
PATRIZIA AG	3,686	100,904
Pfeiffer Vacuum Technology AG	743	148,483
Puma SE(b)	4,442	345,836
Rational AG	168	100,522
Rocket Internet SE(b)(d)	9,978	214,978
Sartorius AG, Preference Shares	693	266,656
Schaeffler AG, Preference Shares	35,913	266,269
Scout24 AG(d)	4,532	393,625
SGL Carbon SE(a)(b)	20,170	74,773
Siltronic AG	3,154	283,450
Sirius Real Estate Ltd.	108,890	105,045
Sixt SE(b)	2,357	176,984
Sixt SE, Preference Shares	3,000	152,010
Software AG	7,173	335,890
Stabilus S.A.	2,873	144,318
Stroeer SE & Co. KGaA(a)(b)	2,033	139,554
Suedzucker AG	24,796	416,948
TAG Immobilien AG(b)	15,910	418,038
TLG Immobilien AG(b)	3,730	76,835
Traton SE(b)	15,850	301,606
Vossloh AG(b)	1,894	85,331
Wacker Chemie AG(b)	5,241	474,355
Wacker Neuson SE(b)	10,416	184,261
Washtec AG(b)	1,447	59,631
Zalando SE(b)(d)	8,097	586,355
zooplus AG(b)	991	171,091
		14,197,590
Ghana-0.09%
Tullow Oil PLC(a)	823,798	271,606
Hong Kong-1.93%
ASM Pacific Technology Ltd.	37,309	419,294
Bank of East Asia Ltd. (The)	87,290	198,678
Brightoil Petroleum Holdings Ltd.(b)(c)	160,687	0
Cafe de Coral Holdings Ltd.	72,051	144,284
Cathay Pacific Airways Ltd.(a)	269,125	181,611
Champion REIT	397,634	210,869
Chow Sang Sang Holdings International Ltd.	74,964	79,895
Chow Tai Fook Jewellery Group Ltd.(a)	286,704	308,892
CK Infrastructure Holdings Ltd.	58,741	306,203
Dah Sing Financial Holdings Ltd.	25,515	70,453
Dairy Farm International Holdings Ltd.	58,026	248,351
Fortune REIT	190,820	166,194
Guotai Junan International Holdings Ltd.	725,988	103,041
Haitong International Securities Group Ltd.	883,368	238,218
Hang Lung Group Ltd.	89,798	217,132
HKBN Ltd.	58,730	108,515
Johnson Electric Holdings Ltd.	57,102	105,065
Kerry Properties Ltd.	140,989	335,454
Luk Fook Holdings International Ltd.	36,880	79,088
Man Wah Holdings Ltd.	242,437	275,276
Mapletree North Asia Commercial Trust	394,303	245,846
Melco International Development Ltd.	160,706	303,156
NWS Holdings Ltd.	242,371	187,637
Pacific Basin Shipping Ltd.	640,734	78,540
PCCW Ltd.	472,340	266,332
Sa Sa International Holdings Ltd.(a)	455,357	65,805
Shangri-La Asia Ltd.	303,318	219,166
Shun Tak Holdings Ltd.	648,246	233,363
	Shares	Value
Hong Kong-(continued)
Truly International Holdings Ltd.(b)	772,753	$91,731
Value Partners Group Ltd.	214,261	107,819
Vitasoy International Holdings Ltd.	44,166	167,826
VTech Holdings Ltd.	32,280	175,141
Yue Yuen Industrial Holdings Ltd.	112,539	178,606
		6,117,481
India-0.05%
Rhi Magnesita N.V.	5,147	163,752
Indonesia-0.16%
First Pacific Co. Ltd.	342,819	71,658
First Resources Ltd.	75,494	75,423
Golden Agri-Resources Ltd.	3,235,684	370,453
		517,534
Ireland-0.41%
C&C Group PLC	49,857	151,487
Cairn Homes PLC	83,019	83,837
Dalata Hotel Group PLC	26,769	82,460
Glanbia PLC	33,304	404,453
Greencore Group PLC	112,676	189,148
Hibernia REIT PLC	104,691	140,634
UDG Healthcare PLC	26,981	252,137
		1,304,156
Israel-1.56%
Airport City Ltd.(b)	7,596	86,872
Alony Hetz Properties & Investments Ltd.	9,474	101,305
Amot Investments Ltd.	11,244	54,200
Azrieli Group Ltd.	3,233	154,891
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	492,478	493,021
Cellcom Israel Ltd.(b)	28,721	111,431
Clal Insurance Enterprises Holdings Ltd.(b)	16,538	141,938
Delek Group Ltd.(b)	2,781	61,706
Elbit Systems Ltd.	2,371	333,114
First International Bank of Israel Ltd.	9,606	217,404
Gazit-Globe Ltd.(a)	15,710	65,246
Harel Insurance Investments & Financial Services Ltd.(b)	37,916	248,297
Israel Corp. Ltd. (The)(b)	911	78,187
Melisron Ltd.	1,770	65,811
Mivne Real Estate KD Ltd.(b)	33,306	64,728
Mizrahi Tefahot Bank Ltd.	17,862	368,659
Nice Ltd.(b)	2,282	464,281
Oil Refineries Ltd.	495,648	92,217
Partner Communications Co. Ltd.(b)	23,170	94,798
Paz Oil Co. Ltd.	1,818	143,954
Phoenix Holdings Ltd. (The)(b)	29,277	131,487
Plus500 Ltd.	31,127	488,820
Reit 1 Ltd.	17,113	66,998
Shikun & Binui Ltd.(b)	26,416	119,492
Shufersal Ltd.	26,527	187,204
Strauss Group Ltd.	3,022	85,724
Tower Semiconductor Ltd.(b)	19,975	416,673
		4,938,458
Italy-2.71%
ACEA S.p.A.	8,833	181,639
Amplifon S.p.A.(b)	4,738	162,198
Anima Holding S.p.A.(d)	61,281	275,946
ASTM S.p.A.(b)	12,108	257,432
Autogrill S.p.A.(b)	38,209	182,084
Azimut Holding S.p.A.	20,887	396,417

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Italy-(continued)
Banca Farmafactoring S.p.A.(d)	26,786	$152,512
Banca Generali S.p.A.(b)	7,993	238,183
Banca IFIS S.p.A.(b)	12,943	132,695
Banca Mediolanum S.p.A.	51,559	383,797
Banca Popolare di Sondrio SCPA(b)	57,619	127,820
Buzzi Unicem S.p.A.	11,950	271,525
Buzzi Unicem S.p.A., RSP	7,117	91,565
Cairo Communication S.p.A.(b)	31,769	51,316
Cerved Group S.p.A.(b)	26,099	216,034
Danieli & C. Officine Meccaniche S.p.A.	2,498	32,611
Danieli & C. Officine Meccaniche S.p.A., RSP	8,585	68,423
Davide Campari-Milano N.V.(a)	33,197	334,182
De Longhi S.p.A.(b)	13,964	438,570
DiaSorin S.p.A.	1,001	196,491
Enav S.p.A.(d)	33,282	136,408
ERG S.p.A.	10,512	255,818
Fincantieri S.p.A.(a)(b)	185,700	126,374
Freni Brembo S.p.A.(a)(b)	25,649	231,721
IMA Industria Macchine Automatiche S.p.A.(a)(b)	2,627	209,684
Infrastrutture Wireless Italiane S.p.A.(d)	16,282	164,906
Interpump Group S.p.A.	6,673	218,418
Iren S.p.A.	149,260	376,651
Maire Tecnimont S.p.A.(a)(b)	57,379	102,319
Mediaset S.p.A.(a)(b)	123,229	219,306
Moncler S.p.A.(b)	8,601	331,564
Nexi S.p.A.(b)(d)	8,402	150,670
OVS S.p.A.(a)(b)(d)	133,223	144,697
Piaggio & C S.p.A.	47,807	133,754
PRADA S.p.A.(b)	67,136	259,008
Recordati Industria Chimica e Farmaceutica S.p.A.	7,491	400,741
Reply S.p.A.	1,332	122,070
Salvatore Ferragamo S.p.A.(b)	11,394	153,462
Societa Cattolica di Assicurazioni SC(a)(b)	50,557	306,989
Technogym S.p.A.(b)(d)	7,427	63,058
Tods S.p.A.(a)(b)	4,297	123,778
Webuild S.p.A.(a)	121,188	156,059
		8,578,895
Ivory Coast-0.14%
Endeavour Mining Corp.(b)	15,947	429,658
Japan-32.55%
77 Bank Ltd. (The)	14,824	198,532
ABC-Mart, Inc.	3,433	181,180
Acom Co. Ltd.	36,194	127,002
Adastria Co. Ltd.	8,077	110,999
ADEKA Corp.	18,163	240,501
Advantest Corp.	9,626	518,946
Aeon Delight Co. Ltd.	3,143	94,382
Aeon Mall Co. Ltd.	25,931	308,288
Aica Kogyo Co. Ltd.	8,649	278,538
Aida Engineering Ltd.	11,308	70,374
Aiful Corp.(a)(b)	51,420	104,075
Ain Holdings, Inc.	4,013	255,818
Akebono Brake Industry Co. Ltd.(b)	53,196	76,476
Alpen Co. Ltd.	5,984	83,764
Amano Corp.	9,675	181,641
Anritsu Corp.	11,196	266,002
AOKI Holdings, Inc.	9,048	46,554
Aoyama Trading Co. Ltd.	34,104	181,922
Arata Corp.	4,043	191,959
Arcs Co. Ltd.	10,215	236,511
Ariake Japan Co. Ltd.	1,445	89,928
	Shares	Value
Japan-(continued)
Asahi Holdings, Inc.	7,512	$259,684
Asahi Intecc Co. Ltd.	3,886	108,351
Asics Corp.	40,661	449,951
ASKUL Corp.(a)	3,624	108,483
Autobacs Seven Co. Ltd.	17,824	207,017
Avex, Inc.	12,974	103,934
Awa Bank Ltd. (The)	4,795	102,131
Azbil Corp.	16,863	559,814
Bank of Kyoto Ltd. (The)(a)	12,360	451,824
Benesse Holdings, Inc.	16,511	429,133
Bic Camera, Inc.	46,111	463,160
BML, Inc.	3,226	80,429
Bunka Shutter Co. Ltd.	12,368	81,299
Calbee, Inc.	9,439	299,516
Canon Electronics, Inc.	4,876	67,009
Canon Marketing Japan, Inc.	10,293	193,925
Capcom Co. Ltd.	4,892	191,090
Central Glass Co. Ltd.	8,499	152,569
Chiyoda Corp.(b)	54,774	130,032
Chudenko Corp.(a)	4,741	98,336
Chugoku Bank Ltd. (The)	19,551	167,348
Chugoku Marine Paints Ltd.	9,999	94,287
Citizen Watch Co. Ltd.(a)	119,599	323,516
CKD Corp.	8,631	163,836
CMK Corp.	16,588	56,951
cocokara fine, Inc.	5,539	301,232
Colowide Co. Ltd.(a)	7,774	86,688
COMSYS Holdings Corp.	19,802	580,594
CONEXIO Corp.	6,578	79,013
Cosmo Energy Holdings Co. Ltd.	27,695	398,150
Cosmos Pharmaceutical Corp.	2,174	397,460
Create SD Holdings Co. Ltd.	3,786	135,892
CyberAgent, Inc.	8,262	464,947
Daibiru Corp.	7,237	66,052
Daido Metal Co. Ltd.	13,578	62,798
Daido Steel Co. Ltd.(a)	8,880	248,687
Daifuku Co. Ltd.	7,305	656,365
Daihen Corp.	4,231	155,066
Daiho Corp.	5,064	114,231
Daiichikosho Co. Ltd.	6,773	182,249
Daio Paper Corp.	16,702	226,211
Daiseki Co. Ltd.	4,660	99,256
Daishi Hokuetsu Financial Group, Inc.	5,145	93,966
Daiwabo Holdings Co. Ltd.	8,956	647,156
DCM Holdings Co. Ltd.	30,543	383,918
DeNA Co. Ltd.	22,024	248,090
Descente Ltd.(a)(b)	7,014	113,108
Dexerials Corp.	13,700	123,226
Disco Corp.	2,046	487,069
DMG Mori Co. Ltd.	25,034	265,896
Doutor Nichires Holdings Co. Ltd.	5,858	77,900
Dowa Holdings Co. Ltd.	14,546	423,737
DTS Corp.	5,682	108,556
Duskin Co. Ltd.	6,568	162,880
DyDo Group Holdings, Inc.(a)	3,468	145,142
Eagle Industry Co. Ltd.	10,604	62,382
Earth Corp.(a)	2,211	150,983
EDION Corp.	29,552	284,256
Eizo Corp.	3,675	136,253
Exedy Corp.	10,633	130,235
Ezaki Glico Co. Ltd.	8,940	412,628
Fancl Corp.	3,401	97,466

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
FCC Co. Ltd.	10,284	$158,156
Foster Electric Co. Ltd.	8,176	77,716
FP Corp.	2,604	210,083
Fuji Corp.(a)	14,626	256,332
Fuji Media Holdings, Inc.	19,192	168,813
Fuji Oil Holdings, Inc.(a)	9,146	242,901
Fuji Seal International, Inc.	8,662	154,348
Fuji Soft, Inc.	3,955	177,120
Fujitec Co. Ltd.	12,727	217,393
Fujitsu General Ltd.	8,820	214,306
Fukuyama Transporting Co. Ltd.	2,957	102,361
Furukawa Co. Ltd.	7,015	67,543
Futaba Industrial Co. Ltd.	21,584	83,494
Fuyo General Lease Co. Ltd.	2,696	151,464
Geo Holdings Corp.	14,088	191,740
Glory Ltd.	9,773	211,950
GMO internet, Inc.(a)	7,049	203,343
Godo Steel Ltd.	3,628	62,520
Gree, Inc.	22,800	93,805
GS Yuasa Corp.	23,702	365,405
GungHo Online Entertainment, Inc.	8,271	150,901
Gunma Bank Ltd. (The)	89,334	279,670
Gunze Ltd.	3,447	124,865
H.I.S. Co. Ltd.(a)	10,236	120,048
H.U. Group Holdings, Inc.	15,464	345,465
H2O Retailing Corp.(a)	30,739	175,892
Hachijuni Bank Ltd. (The)	82,563	304,545
Hamakyorex Co. Ltd.	3,320	98,441
Hamamatsu Photonics K.K.	7,684	331,401
Hanwa Co. Ltd.	13,157	232,080
Hazama Ando Corp.	58,877	312,956
Heiwa Corp.	13,207	220,471
Heiwa Real Estate Co. Ltd.	4,854	117,758
Heiwado Co. Ltd.	6,736	126,845
Hikari Tsushin, Inc.	1,874	404,116
Hirata Corp.	1,761	95,936
Hiroshima Bank Ltd. (The)	34,171	155,778
Hisamitsu Pharmaceutical Co., Inc.	8,422	366,815
Hitachi Capital Corp.	8,739	208,866
Hitachi Transport System Ltd.	10,417	307,889
Hitachi Zosen Corp.	84,645	297,014
Hogy Medical Co. Ltd.	3,511	105,599
Hokkaido Electric Power Co., Inc.	66,344	255,386
Hokkoku Bank Ltd. (The)	4,118	107,264
Hokuetsu Corp.	26,540	88,358
Hokuhoku Financial Group, Inc.	19,910	165,713
Hokuriku Electric Power Co.	54,662	349,489
Hokuto Corp.	4,718	93,218
Horiba Ltd.	5,920	302,355
Hoshizaki Corp.	4,157	316,110
Hosiden Corp.	18,366	156,510
House Foods Group, Inc.	11,121	338,163
Hulic Co. Ltd.	38,613	330,875
Ibiden Co. Ltd.	19,218	516,576
Idec Corp.	5,134	82,014
IDOM, Inc.	18,816	86,668
Inaba Denki Sangyo Co. Ltd.	10,796	247,615
Inabata & Co. Ltd.	8,313	91,598
Internet Initiative Japan, Inc.	4,424	156,700
IRISO Electronics Co. Ltd.	2,562	76,814
Ishihara Sangyo Kaisha Ltd.	19,258	120,214
Ito En Ltd.	6,879	404,685
	Shares	Value
Japan-(continued)
Itochu Enex Co. Ltd.	9,916	$77,280
Itochu Techno-Solutions Corp.	9,396	379,910
Itoham Yonekyu Holdings, Inc.	21,763	130,706
Iwatani Corp.(a)	7,270	255,787
Iyo Bank Ltd. (The)	35,094	206,455
Izumi Co. Ltd.	12,344	473,422
Jaccs Co. Ltd.	7,423	112,402
Jafco Co. Ltd.	5,855	206,279
Japan Airport Terminal Co. Ltd.	4,707	161,827
Japan Aviation Electronics Industry Ltd.	11,110	140,070
Japan Display, Inc.(b)	498,575	221,631
Japan Lifeline Co. Ltd.	6,324	77,577
Japan Petroleum Exploration Co. Ltd.	12,449	200,164
Japan Steel Works Ltd. (The)	17,630	248,117
Japan Wool Textile Co. Ltd. (The)	10,364	88,711
Jeol Ltd.	3,324	91,801
Juki Corp.	14,029	55,463
JVCKenwood Corp.	121,215	152,479
Kadokawa Corp.(a)	9,687	197,441
Kaga Electronics Co. Ltd.	6,532	123,622
Kagome Co. Ltd.	10,177	308,496
Kakaku.com, Inc.	5,638	135,604
Kaken Pharmaceutical Co. Ltd.	4,793	216,462
Kamigumi Co. Ltd.	20,774	376,852
Kanamoto Co. Ltd.	9,781	196,767
Kandenko Co. Ltd.	32,490	253,823
Kanematsu Corp.	17,257	187,374
Kansai Mirai Financial Group, Inc.	19,456	73,238
Kansai Paint Co. Ltd.	20,506	393,712
Kanto Denka Kogyo Co. Ltd.	9,020	69,785
Keihan Holdings Co. Ltd.	11,454	463,663
Keihin Corp.	13,026	310,712
Kenedix, Inc.(a)	20,546	93,470
KH Neochem Co. Ltd.	6,875	125,366
Kinden Corp.	24,879	385,197
Kintetsu World Express, Inc.	13,513	229,796
Kissei Pharmaceutical Co. Ltd.	5,297	110,519
Kitz Corp.	12,945	81,297
Kiyo Bank Ltd. (The)	7,554	106,312
Kobayashi Pharmaceutical Co. Ltd.	3,938	348,621
Koei Tecmo Holdings Co. Ltd.	4,228	162,554
Kohnan Shoji Co. Ltd.	7,385	274,502
KOKUYO Co. Ltd.	15,159	159,146
Komeri Co. Ltd.	9,968	313,003
Konami Holdings Corp.(a)	11,044	335,822
Konoike Transport Co. Ltd.	6,757	64,803
Kose Corp.	2,288	229,384
Kumagai Gumi Co. Ltd.	11,254	256,203
Kumiai Chemical Industry Co. Ltd.	13,201	126,978
Kureha Corp.	4,835	198,010
Kurita Water Industries Ltd.	17,555	469,716
Kusuri no Aoki Holdings Co. Ltd.	1,668	155,394
KYB Corp.(a)(b)	9,948	161,268
Kyoei Steel Ltd.	8,287	97,503
KYORIN Holdings, Inc.	8,513	154,833
Kyoritsu Maintenance Co. Ltd.	3,507	96,523
Kyowa Exeo Corp.	19,946	468,607
Kyudenko Corp.	10,092	283,966
Kyushu Financial Group, Inc.	77,255	313,463
Leopalace21 Corp.(a)(b)	122,085	177,822
LINE Corp.(b)	1,840	97,282
Lintec Corp.	10,929	252,939

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Lion Corp.	26,474	$683,321
LIXIL VIVA Corp.(a)	5,404	132,838
M3, Inc.	5,853	297,826
Mabuchi Motor Co. Ltd.(a)	10,181	302,840
Macnica Fuji Electronics Holdings, Inc.	15,506	231,864
Maeda Corp.	42,997	291,174
Maeda Road Construction Co. Ltd.	5,814	105,744
Makino Milling Machine Co. Ltd.	7,230	203,778
Mandom Corp.	5,423	78,321
Maruha Nichiro Corp.	17,854	341,274
Maruichi Steel Tube Ltd.	12,191	287,451
Matsui Securities Co. Ltd.(a)	15,227	123,999
Matsumotokiyoshi Holdings Co. Ltd.	13,442	446,880
Max Co. Ltd.	6,740	100,657
Maxell Holdings Ltd.	14,992	128,041
MCJ Co. Ltd.	13,558	115,666
Mebuki Financial Group, Inc.	215,480	476,897
Megmilk Snow Brand Co. Ltd.	12,472	280,747
Meidensha Corp.	14,197	209,873
Meitec Corp.	3,329	153,966
Mirait Holdings Corp.	18,714	257,001
MISUMI Group, Inc.	21,961	518,025
Mitsubishi Logisnext Co. Ltd.	14,150	121,385
Mitsubishi Logistics Corp.	13,956	372,890
Mitsui-Soko Holdings Co. Ltd.	7,180	97,449
Miura Co. Ltd.	5,869	220,094
Mizuho Leasing Co. Ltd.	5,040	110,734
Mizuno Corp.	4,280	71,043
Mochida Pharmaceutical Co. Ltd.	3,801	139,127
Modec, Inc.	6,832	90,529
Monex Group, Inc.	49,315	106,345
Morinaga & Co. Ltd.	5,012	181,793
Morinaga Milk Industry Co. Ltd.	12,588	585,765
MOS Food Services, Inc.	3,032	77,685
Musashi Seimitsu Industry Co. Ltd.	14,800	109,324
Nabtesco Corp.	16,588	497,342
Nachi-Fujikoshi Corp.	5,196	143,255
Nagase & Co. Ltd.	12,584	144,252
Nankai Electric Railway Co. Ltd.	15,421	301,623
Nanto Bank Ltd. (The)	4,122	73,879
NEC Networks & System Integration Corp.	12,264	258,666
NET One Systems Co. Ltd.	9,574	370,808
Nexon Co. Ltd.	23,052	595,214
NHK Spring Co. Ltd.	37,986	210,894
Nichias Corp.	11,650	250,894
Nichicon Corp.	17,322	108,293
Nichiha Corp.	6,496	131,665
NichiiGakkan Co. Ltd.	11,692	170,299
Nichi-iko Pharmaceutical Co. Ltd.	15,761	179,478
Nichirei Corp.(a)	19,266	545,199
Nifco, Inc.	15,825	352,931
Nihon Kohden Corp.	8,085	277,962
Nihon M&A Center, Inc.	2,538	122,903
Nihon Parkerizing Co. Ltd.	14,403	139,221
Nihon Unisys Ltd.	6,728	203,310
Nikkiso Co. Ltd.(a)	17,673	145,924
Nikkon Holdings Co. Ltd.	8,617	155,584
Nippo Corp.	12,334	326,752
Nippon Chemi-Con Corp.(b)	8,986	141,423
Nippon Densetsu Kogyo Co. Ltd.	4,960	100,345
Nippon Flour Mills Co. Ltd.	7,041	110,613
Nippon Gas Co. Ltd.	5,805	272,049
	Shares	Value
Japan-(continued)
Nippon Kayaku Co. Ltd.	32,445	$315,766
Nippon Koei Co. Ltd.	3,786	96,933
Nippon Light Metal Holdings Co. Ltd.	209,999	343,609
Nippon Sheet Glass Co. Ltd.(a)(b)	60,704	197,505
Nippon Shinyaku Co. Ltd.	2,417	185,853
Nippon Shokubai Co. Ltd.	8,626	427,506
Nippon Signal Co. Ltd.	11,422	108,030
Nippon Soda Co. Ltd.	5,382	137,388
Nippon Steel Trading Corp.	4,063	121,048
Nippon Television Holdings, Inc.	8,564	92,339
Nippon Thompson Co. Ltd.	25,281	72,450
Nippon Yakin Kogyo Co. Ltd.(a)	7,172	98,358
Nipro Corp.	33,610	357,939
Nishimatsu Construction Co. Ltd.	20,500	377,892
Nishimatsuya Chain Co. Ltd.(a)	13,957	139,926
Nishi-Nippon Financial Holdings, Inc.	30,650	190,457
Nishi-Nippon Railroad Co. Ltd.	7,772	193,547
Nishio Rent All Co. Ltd.	5,679	107,747
Nissan Chemical Corp.	11,082	579,622
Nissha Co. Ltd.	17,655	182,010
Nisshin Oillio Group Ltd. (The)	5,770	173,815
Nisshinbo Holdings, Inc.(a)	48,326	286,583
Nissin Electric Co. Ltd.	10,477	98,002
Nissin Kogyo Co. Ltd.	9,240	190,603
Nitto Boseki Co. Ltd.(a)	2,855	133,529
Nitto Kogyo Corp.	5,722	92,435
NOF Corp.	9,623	357,688
Nojima Corp.	7,526	187,776
NOK Corp.	23,568	254,560
Nomura Co. Ltd.	9,692	61,784
Nomura Research Institute Ltd.	19,586	514,241
Noritake Co. Ltd.	2,211	66,186
North Pacific Bank Ltd.	54,962	104,487
NS Solutions Corp.	4,467	116,439
NSD Co. Ltd.	5,844	106,566
Obic Co. Ltd.	2,346	419,586
Ogaki Kyoritsu Bank Ltd. (The)	4,918	95,774
Okamura Corp.	16,069	103,955
Okasan Securities Group, Inc.	25,252	71,173
Oki Electric Industry Co. Ltd.(a)	27,659	244,335
Okinawa Electric Power Co., Inc. (The)	8,784	136,749
OKUMA Corp.	7,038	270,590
Okumura Corp.	7,072	167,218
Onward Holdings Co. Ltd.	34,847	85,033
Open House Co. Ltd.	6,642	188,084
Oracle Corp. Japan	2,421	290,346
Orient Corp.	129,557	123,761
Osaka Soda Co. Ltd.	3,585	76,800
OSG Corp.	16,030	216,503
Otsuka Corp.	11,024	569,290
Outsourcing, Inc.	16,953	93,319
Pacific Industrial Co. Ltd.	10,404	75,966
Paltac Corp.	5,752	311,184
Paramount Bed Holdings Co. Ltd.	3,658	155,862
Park24 Co. Ltd.	15,107	202,894
Pasona Group, Inc.	8,246	96,475
Penta-Ocean Construction Co. Ltd.	88,199	460,473
Persol Holdings Co. Ltd.	32,415	410,208
Pigeon Corp.	7,043	272,781
Pilot Corp.	4,313	118,910
Piolax, Inc.	5,371	73,862
Plenus Co. Ltd.	4,769	72,936

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Pola Orbis Holdings, Inc.(a)	10,102	$166,535
Pressance Corp.	9,336	102,870
Prima Meat Packers Ltd.	9,398	249,061
Qol Holdings Co. Ltd.	6,660	65,006
Raito Kogyo Co. Ltd.	9,270	128,270
Raiznext Corp.	7,771	87,243
Relia, Inc.	6,740	71,014
Relo Group, Inc.	7,236	125,106
Rengo Co. Ltd.	69,442	522,145
Resorttrust, Inc.	14,698	163,759
Restar Holdings Corp.(a)	6,894	120,823
Ricoh Leasing Co. Ltd.	2,596	65,262
Rinnai Corp.	6,045	493,983
Rohto Pharmaceutical Co. Ltd.	8,711	268,177
Round One Corp.	15,546	92,191
Royal Holdings Co. Ltd.(a)	5,392	75,783
Ryobi Ltd.	6,728	63,952
Ryohin Keikaku Co. Ltd.	33,096	396,601
Ryoyo Electro Corp.(a)	5,454	151,142
S Foods, Inc.(a)	6,576	156,983
Saizeriya Co. Ltd.	4,856	75,368
Sakata INX Corp.	8,932	82,198
Sakata Seed Corp.	3,620	110,418
SAMTY Co. Ltd.	5,550	60,104
San-A Co. Ltd.	2,661	99,916
Sanden Holdings Corp.(b)	18,534	45,051
Sangetsu Corp.	8,132	111,139
San-In Godo Bank Ltd. (The)	17,812	82,717
Sanken Electric Co. Ltd.	7,074	135,954
Sanki Engineering Co. Ltd.	12,790	139,961
Sankyo Co. Ltd.	10,548	263,076
Sankyu, Inc.	10,970	378,186
Sanoh Industrial Co. Ltd.	9,436	53,994
Sanrio Co. Ltd.(a)	8,395	121,483
Sanwa Holdings Corp.	45,943	391,947
Sanyo Chemical Industries Ltd.	2,966	126,377
Sanyo Denki Co. Ltd.	2,131	94,427
Sanyo Special Steel Co. Ltd.	10,706	76,146
Sapporo Holdings Ltd.	22,319	382,292
Sato Holdings Corp.	4,787	98,973
Sawai Pharmaceutical Co. Ltd.	5,861	277,168
SCREEN Holdings Co. Ltd.(a)	6,793	334,735
SCSK Corp.	4,340	219,196
Seiko Holdings Corp.	11,251	153,021
Seiren Co. Ltd.	6,133	70,188
Senko Group Holdings Co. Ltd.	21,065	156,000
Senshu Ikeda Holdings, Inc.	58,947	85,859
Seven Bank Ltd.	115,695	281,222
Shibaura Machine Co. Ltd.	4,659	86,852
Shibuya Corp.	3,567	91,967
Shiga Bank Ltd. (The)	5,776	125,157
Shikoku Electric Power Co., Inc.	48,312	324,426
Shima Seiki Manufacturing Ltd.	8,883	104,432
Shimachu Co. Ltd.	12,129	330,155
Shimamura Co. Ltd.	7,259	503,249
Shinko Electric Industries Co. Ltd.	12,335	183,631
Shinmaywa Industries Ltd.	17,831	154,649
Ship Healthcare Holdings, Inc.	7,396	317,581
SHO-BOND Holdings Co. Ltd.	3,398	145,587
Shochiku Co. Ltd.(a)	1,003	112,699
Shoei Foods Corp.	2,538	87,256
Showa Corp.	10,881	229,085
	Shares	Value
Japan-(continued)
Siix Corp.	12,132	$94,091
SKY Perfect JSAT Holdings, Inc.	29,874	109,629
Skylark Holdings Co. Ltd.	30,980	429,260
Sodick Co. Ltd.	12,706	98,062
Sohgo Security Services Co. Ltd.	8,493	398,825
Sotetsu Holdings, Inc.	10,874	257,631
Square Enix Holdings Co. Ltd.	7,123	379,965
Star Micronics Co. Ltd.(a)	7,156	79,797
Starts Corp., Inc.	5,271	95,968
Sugi Holdings Co. Ltd.	6,125	443,748
Sumitomo Bakelite Co. Ltd.	7,415	178,204
Sumitomo Dainippon Pharma Co. Ltd.	26,430	328,969
Sumitomo Forestry Co. Ltd.	31,398	351,605
Sumitomo Mitsui Construction Co. Ltd.	67,059	258,773
Sumitomo Osaka Cement Co. Ltd.	10,850	363,787
Sumitomo Riko Co. Ltd.	11,616	54,273
Sumitomo Warehouse Co. Ltd. (The)	10,820	121,473
Sundrug Co. Ltd.	12,311	420,342
Suruga Bank Ltd.(a)	104,507	348,917
Sushiro Global Holdings Ltd.	7,624	161,234
SWCC Showa Holdings Co. Ltd.	9,020	103,739
Tadano Ltd.	35,190	281,573
Taikisha Ltd.	4,564	127,341
Taisho Pharmaceutical Holdings Co. Ltd.	7,936	448,103
Taiyo Holdings Co. Ltd.	2,471	116,387
Taiyo Nippon Sanso Corp.	18,728	293,859
Taiyo Yuden Co. Ltd.	14,686	461,151
Takara Holdings, Inc.(a)	37,300	318,918
Takara Leben Co. Ltd.	24,040	75,715
Takasago Thermal Engineering Co. Ltd.	12,075	159,774
Takeuchi Manufacturing Co. Ltd.	7,458	123,512
Takuma Co. Ltd.	14,556	201,689
Tamura Corp.	21,050	83,220
TechnoPro Holdings, Inc.	2,364	120,291
T-Gaia Corp.	8,262	147,767
TKC Corp.	1,764	97,101
Toa Corp.	8,683	126,225
Toagosei Co. Ltd.	14,198	133,614
Tocalo Co. Ltd.	8,166	90,905
Toda Corp.	37,438	238,303
Toei Co. Ltd.	1,046	138,405
Toho Co. Ltd.	12,563	372,505
Toho Gas Co. Ltd.	13,877	601,122
Toho Holdings Co. Ltd.	14,884	253,111
Toho Zinc Co. Ltd.(a)(b)	10,290	139,270
Tokai Carbon Co. Ltd.(a)	32,978	284,772
TOKAI Holdings Corp.	14,579	135,545
Tokai Rika Co. Ltd.	13,835	171,547
Tokai Tokyo Financial Holdings, Inc.	94,595	202,199
Token Corp.	1,518	96,481
Tokuyama Corp.	18,737	434,178
Tokyo Broadcasting System Holdings, Inc.	9,687	145,859
Tokyo Century Corp.	8,394	466,025
Tokyo Dome Corp.	24,648	146,867
Tokyo Ohka Kogyo Co. Ltd.	5,453	284,693
Tokyo Seimitsu Co. Ltd.	6,379	200,909
Tokyo Steel Manufacturing Co. Ltd.	21,550	120,866
Tokyu Construction Co. Ltd.	31,792	147,338
Tomy Co. Ltd.	22,309	166,479
Topcon Corp.	20,425	132,329
Toppan Forms Co. Ltd.	12,829	120,731
Topre Corp.	11,763	113,035

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Toshiba TEC Corp.	5,748	$219,906
Totetsu Kogyo Co. Ltd.	3,011	71,594
Towa Pharmaceutical Co. Ltd.	5,014	89,581
Toyo Construction Co. Ltd.	27,859	96,438
Toyo Engineering Corp.(b)	17,362	49,592
Toyo Ink SC Holdings Co. Ltd.	5,793	104,102
Toyo Tire Corp.(a)	30,302	402,383
Toyobo Co. Ltd.	29,093	401,188
Toyota Boshoku Corp.	25,272	293,521
TPR Co. Ltd.	5,457	65,858
Trancom Co. Ltd.	1,390	100,178
Transcosmos, Inc.	5,759	139,005
Trusco Nakayama Corp.	7,821	183,449
TS Tech Co. Ltd.	13,474	339,877
Tsubaki Nakashima Co. Ltd.	13,910	91,830
Tsubakimoto Chain Co.	5,568	129,444
Tsumura & Co.	12,597	313,465
TV Asahi Holdings Corp.	6,557	89,552
UACJ Corp.	12,439	206,474
Uchida Yoko Co. Ltd.	2,022	121,439
Ulvac, Inc.	10,610	311,085
Unipres Corp.	11,541	85,578
United Arrows Ltd.	6,660	87,809
United Super Markets Holdings, Inc.	9,949	119,975
Unitika Ltd.(b)	52,914	157,646
Ushio, Inc.	23,840	278,242
USS Co. Ltd.	19,781	293,918
Valor Holdings Co. Ltd.	10,030	217,334
Wacoal Holdings Corp.	9,699	162,919
Wacom Co. Ltd.	28,074	151,881
Welcia Holdings Co. Ltd.	5,062	464,404
World Co. Ltd.	7,554	88,450
Yamaguchi Financial Group, Inc.	50,942	299,205
Yamato Kogyo Co. Ltd.	10,099	204,788
Yaoko Co. Ltd.	3,337	265,117
Yellow Hat Ltd.	7,238	94,608
Yokogawa Bridge Holdings Corp.	6,016	105,037
Yokohama Reito Co. Ltd.	10,290	81,752
Yoshinoya Holdings Co. Ltd.(a)	8,320	141,644
Yuasa Trading Co. Ltd.	3,212	85,396
Zenkoku Hosho Co. Ltd.	4,554	157,643
Zensho Holdings Co. Ltd.(a)	14,619	262,984
Zeon Corp.	33,157	316,737
ZERIA Pharmaceutical Co. Ltd.	4,809	84,918
Zojirushi Corp.(a)	5,392	72,264
ZOZO, Inc.	5,385	145,664
		103,066,593
Jordan-0.12%
Hikma Pharmaceuticals PLC	13,992	394,837
Kazakhstan-0.07%
KAZ Minerals PLC	30,941	219,538
Luxembourg-0.17%
Eurofins Scientific SE(b)	809	527,875
Macau-0.32%
MGM China Holdings Ltd.	117,771	146,640
SJM Holdings Ltd.	396,488	446,613
Wynn Macau Ltd.	242,139	424,279
		1,017,532
Mexico-0.13%
Fresnillo PLC	25,012	404,608
	Shares	Value
Mongolia-0.10%
Turquoise Hill Resources Ltd.(b)	363,068	$303,573
Netherlands-1.91%
Adyen N.V.(b)(d)	209	350,201
AMG Advanced Metallurgical Group N.V.	6,664	118,597
Arcadis N.V.(b)	14,868	305,037
ASM International N.V.	3,022	457,231
BE Semiconductor Industries N.V.	7,771	343,860
Corbion N.V.	4,092	157,744
Eurocommercial Properties N.V., CVA	10,395	128,084
Euronext N.V.(d)	4,302	492,941
Flow Traders(d)	6,406	236,343
Fugro N.V., CVA(a)(b)	28,160	112,485
GrandVision N.V.(b)(d)	4,567	130,962
IMCD N.V.	3,895	403,287
Intertrust N.V.(d)	12,696	235,404
Just Eat Takeaway.com N.V.(b)(d)	2,023	219,053
Koninklijke Vopak N.V.	9,304	509,942
NIBC Holding N.V.(d)	10,578	91,437
NSI N.V.	1,560	55,894
OCI N.V.(a)(b)	15,721	186,087
PostNL N.V.	313,135	763,151
Sligro Food Group N.V.	4,900	76,948
TKH Group N.V., CVA	7,203	282,953
TomTom N.V.(b)	12,901	103,203
Vastned Retail N.V.	3,538	89,531
Wereldhave N.V.(a)	22,344	193,275
		6,043,650
New Zealand-0.94%
a2 Milk Co. Ltd.(b)	10,094	140,131
Air New Zealand Ltd.	52,487	46,852
Auckland International Airport Ltd.	78,750	334,690
Chorus Ltd.	62,864	312,401
Contact Energy Ltd.	84,198	327,557
EBOS Group Ltd.	6,475	94,030
Fisher & Paykel Healthcare Corp. Ltd.	18,531	444,399
Goodman Property Trust	59,358	87,782
Infratil Ltd.	30,362	97,690
Kiwi Property Group Ltd.	87,067	62,060
Mercury NZ Ltd.	67,188	209,017
Meridian Energy Ltd.	116,084	375,821
Metlifecare Ltd.	21,951	86,420
Ryman Healthcare Ltd.	21,248	188,253
SKYCITY Entertainment Group Ltd.	51,828	85,968
Z Energy Ltd.	45,369	85,228
		2,978,299
Norway-1.21%
Aker BP ASA	13,372	250,315
Aker Solutions ASA(a)(b)	155,189	248,881
Austevoll Seafood ASA	23,181	195,583
BW Offshore Ltd.	33,778	116,378
DNO ASA(a)	235,388	148,303
Elkem ASA(d)	88,755	168,245
Entra ASA(d)	21,848	308,269
Frontline Ltd.	24,579	196,007
Grieg Seafood ASA	6,404	64,895
Kongsberg Gruppen ASA	7,491	113,534
Leroy Seafood Group ASA	43,759	254,297
Norwegian Air Shuttle ASA(a)(b)	24,625	6,162
Norwegian Finans Holding ASA(b)	19,188	141,709
Ocean Yield ASA(a)	19,029	46,321
PGS ASA(b)	161,231	56,846

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Norway-(continued)
Salmar ASA(b)	6,570	$312,332
Schibsted ASA, Class A(b)	4,711	171,704
Schibsted ASA, Class B(b)	5,726	188,704
SpareBank 1 SMN	14,600	125,274
SpareBank 1 SR-Bank ASA(b)	17,810	140,948
TGS NOPEC Geophysical Co. ASA	17,582	258,728
TOMRA Systems ASA(b)	5,088	209,206
Veidekke ASA(b)	7,859	106,647
		3,829,288
Peru-0.16%
Hochschild Mining PLC	34,722	122,408
Hudbay Minerals, Inc.	127,382	400,357
		522,765
Poland-0.93%
Alior Bank S.A.(a)(b)	37,378	146,090
Bank Millennium S.A.(b)	58,986	44,892
CCC S.A.(a)	5,678	84,387
Cyfrowy Polsat S.A.	27,225	203,112
Grupa Lotos S.A.	26,200	340,871
Jastrzebska Spolka Weglowa S.A.	54,009	238,736
KRUK S.A.	2,473	85,291
LPP S.A.(b)	75	138,678
mBank S.A.(b)	1,454	73,018
Orange Polska S.A.(b)	110,896	209,064
PGE Polska Grupa Energetyczna S.A.(b)	142,183	252,311
PLAY Communications S.A.(d)	24,868	215,783
Polskie Gornictwo Naftowe i Gazownictwo S.A.	413,607	567,267
Santander Bank Polska S.A.(b)	4,288	172,823
Tauron Polska Energia S.A.(a)(b)	264,492	184,141
		2,956,464
Portugal-0.38%
Altri SGPS S.A.	14,092	69,888
CTT-Correios de Portugal S.A.(b)	72,273	194,428
Mota-Engil SGPS S.A.(b)	68,276	94,462
Navigator Co. S.A. (The)	92,943	232,339
NOS, SGPS S.A.	68,099	301,816
REN - Redes Energeticas Nacionais SGPS S.A.	47,806	138,500
Sonae SGPS S.A.	237,345	166,712
		1,198,145
Singapore-1.74%
AIMS APAC REIT	94,953	83,092
Ascendas India Trust	75,006	76,576
Ascott Residence Trust	169,597	110,690
BOC Aviation Ltd.(d)	28,520	164,860
BW LPG Ltd.(d)	33,808	138,750
CapitaLand Commercial Trust	276,320	324,419
CDL Hospitality Trusts	137,109	96,985
ESR-REIT	277,540	78,933
Ezion Holdings Ltd., Wts. expiring April 16, 2023(b)(c)	177,436	0
Ezra Holdings Ltd.(b)(c)	1,165,297	0
Frasers Centrepoint Trust	68,625	119,104
Frasers Logistics & Commercial Trust	296,845	292,234
IGG, Inc.	176,077	172,437
Jardine Cycle & Carriage Ltd.	20,040	292,277
Keppel DC REIT	65,334	141,979
Keppel Infrastructure Trust	318,575	126,612
Keppel REIT	249,606	200,224
Manulife US Real Estate Investment Trust	140,563	108,233
Mapletree Commercial Trust	202,723	272,012
	Shares	Value
Singapore-(continued)
Mapletree Industrial Trust	134,249	$319,151
Mapletree Logistics Trust	232,240	360,732
NetLink NBN Trust	319,178	223,446
SATS Ltd.	94,792	189,404
Sembcorp Industries Ltd.	218,794	276,025
Sembcorp Marine Ltd.(b)	221,877	61,484
Singapore Exchange Ltd.	66,444	395,863
Singapore Post Ltd.	166,125	86,012
StarHub Ltd.	111,692	99,369
Suntec REIT	309,876	302,803
UOL Group Ltd.	82,639	398,943
		5,512,649
South Korea-8.69%
Amorepacific Group	6,243	279,295
Asiana Airlines, Inc.(b)	97,515	333,944
BGF retail Co. Ltd.	1,506	157,375
BNK Financial Group, Inc.	59,481	256,616
Celltrion Healthcare Co. Ltd.(b)	2,117	167,917
Celltrion, Inc.(b)	2,704	672,936
Cheil Worldwide, Inc.	13,592	219,042
CJ CGV Co. Ltd.(b)	5,443	90,001
CJ Corp.	5,329	368,566
CJ ENM Co. Ltd.	2,304	222,587
CJ Logistics Corp.(b)	2,669	342,754
Com2uSCorp.	1,453	147,081
Daeduck Co. Ltd.	4,551	26,166
Daeduck Electronics Co. Ltd.(b)	8,522	100,141
Daesang Corp.	6,533	139,828
Daewoo Engineering & Construction Co. Ltd.(b)	67,049	196,408
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	10,276	203,985
Daishin Securities Co. Ltd.	9,049	78,611
Daishin Securities Co. Ltd., Preference Shares	5,890	45,928
Daou Technology, Inc.	6,914	120,418
DB HiTek Co. Ltd.	5,570	159,423
DGB Financial Group, Inc.	53,788	232,506
Doosan Bobcat, Inc.	7,982	180,556
Doosan Co. Ltd.	5,592	222,948
Doosan Heavy Industries & Construction Co. Ltd.(b)	75,779	667,853
Doosan Infracore Co. Ltd.(b)	67,431	402,413
Fila Holdings Corp.	6,025	168,906
Green Cross Corp.	1,105	210,538
GS Holdings Corp.	12,578	369,506
GS Home Shopping, Inc.	975	86,747
GS Retail Co. Ltd.	9,331	269,028
Handsome Co. Ltd.	4,452	113,224
Hanjin Kal Corp.	2,590	182,609
Hanjin Transportation Co. Ltd.	7,400	318,634
Hankook Tire & Technology Co. Ltd.	20,419	446,462
Hanmi Pharm Co. Ltd.	457	101,074
Hanon Systems	31,654	264,625
Hanssem Co. Ltd.	1,766	151,194
Hanwha Aerospace Co. Ltd.(b)	12,140	247,610
Hanwha Corp.	12,360	263,508
Hanwha Corp., Preference Shares	6,250	62,164
Hanwha Life Insurance Co. Ltd.	154,584	190,084
HDC Holdings Co. Ltd.	22,860	186,311
HDC Hyundai Development Co.-Engineering & Construction, Class E	8,216	149,645
Hite Jinro Co. Ltd.	7,144	249,147
HMM Co. Ltd.(b)	61,611	304,073

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
Hotel Shilla Co. Ltd.	3,932	$232,012
HS Industries Co. Ltd.	8,499	49,222
Huchems Fine Chemical Corp.	6,814	95,227
Hyosung Corp.	3,854	220,940
Hyundai Construction Equipment Co. Ltd.(b)	7,615	145,410
Hyundai Department Store Co. Ltd.	6,365	318,944
Hyundai Electric & Energy System Co. Ltd.(b)	18,834	196,813
Hyundai Elevator Co. Ltd.	4,892	190,112
Hyundai Home Shopping Network Corp.	1,670	84,944
Hyundai Marine & Fire Insurance Co. Ltd.	21,007	410,830
Hyundai Mipo Dockyard Co. Ltd.	6,143	160,871
Hyundai Rotem Co. Ltd.(b)	17,010	257,706
Hyundai Wia Corp.	10,455	333,465
Innocean Worldwide, Inc.	1,819	76,339
IS Dongseo Co. Ltd.	4,301	158,120
JB Financial Group Co. Ltd.	23,928	92,386
Kakao Corp.	2,280	657,361
Kangwon Land, Inc.	22,589	433,237
KCC Corp.	1,726	194,852
KEPCO Plant Service & Engineering Co. Ltd.	5,428	134,174
KIWOOM Securities Co. Ltd.	2,859	230,371
Kolon Industries, Inc.	7,913	223,827
Korea Aerospace Industries Ltd.	10,660	214,292
Korea Gas Corp.	18,163	386,463
Korea Investment Holdings Co. Ltd.	9,248	378,024
Korea Line Corp.(b)	6,137	83,705
Korea Petrochemical Ind Co. Ltd.	2,249	219,916
Korean Reinsurance Co.	28,738	171,984
Kumho Petrochemical Co. Ltd.	6,817	484,068
Kumho Tire Co., Inc.(b)	28,642	69,477
LF Corp.	8,270	82,950
LG Innotek Co. Ltd.	4,091	552,838
LG International Corp.	11,459	145,233
LIG Nex1 Co. Ltd.	4,530	127,946
Lotte Chilsung Beverage Co. Ltd.	1,071	90,793
Lotte Corp.	8,201	213,388
LOTTE Fine Chemical Co. Ltd.	5,587	205,163
Lotte Himart Co. Ltd.	6,838	175,054
LS Corp.	6,393	225,102
LS Electric Co. Ltd.	4,866	218,917
Mando Corp.	16,667	385,409
Meritz Fire & Marine Insurance Co. Ltd.	13,261	138,019
Meritz Securities Co. Ltd.	102,569	265,161
NCSoft Corp.	813	553,419
Netmarble Corp.(b)(d)	1,455	156,320
NH Investment & Securities Co. Ltd.	43,252	318,745
NHN Corp.(b)	2,099	145,172
NongShim Co. Ltd.	815	252,421
OCI Co. Ltd.(b)	9,464	445,636
Orion Corp.	2,699	303,564
Ottogi Corp.	225	105,380
Pan Ocean Co. Ltd.(b)	69,262	204,344
Paradise Co. Ltd.	7,068	77,716
Partron Co. Ltd.	10,079	94,750
Poongsan Corp.	8,282	168,574
Posco International Corp.	15,977	185,732
S&T Motiv Co. Ltd.(b)	2,526	95,197
S-1 Corp.	3,051	231,757
Samsung Biologics Co. Ltd.(b)(d)	235	144,582
Samsung Card Co. Ltd.	7,543	179,173
Samsung Engineering Co. Ltd.(b)	40,511	404,634
Samsung Securities Co. Ltd.	16,875	410,048
	Shares	Value
South Korea-(continued)
Seoul Semiconductor Co. Ltd.	8,244	$122,823
SFA Engineering Corp.	3,515	103,851
Shinsegae, Inc.	2,240	392,949
SK Chemicals Co. Ltd.	2,663	601,265
SK Discovery Co. Ltd.	6,999	284,331
SK Networks Co. Ltd.	70,857	302,721
SKC Co. Ltd.	4,697	275,575
Ssangyong Cement Industrial Co. Ltd.	25,094	106,577
Taeyoung Engineering & Construction Co. Ltd.	14,232	191,130
WONIK IPS Co. Ltd.(b)	3,228	103,635
Youngone Corp.	8,792	178,216
Yuhan Corp.	5,328	256,248
		27,497,937
Spain-1.76%
Almirall S.A.(b)	10,057	111,967
Applus Services S.A.(b)	26,946	209,026
Atresmedia Corp de Medios de Comunicacion S.A.	33,113	90,451
Befesa S.A.(d)	5,161	209,024
Bolsas y Mercados Espanoles SHMSF S.A.	633	24,641
Cellnex Telecom S.A.(a)(d)	3,584	225,551
Cia de Distribucion Integral Logista Holdings S.A.	15,647	291,231
CIE Automotive S.A.	9,020	143,886
Construcciones y Auxiliar de Ferrocarriles S.A.(b)	2,785	95,999
Distribuidora Internacional de Alimentacion S.A.(a)(b)	911,822	120,546
Ebro Foods S.A.	5,831	131,008
EDP Renovaveis S.A.	14,791	242,766
Ence Energia y Celulosa S.A.	35,934	108,567
Faes Farma S.A.	26,800	113,137
Gestamp Automocion S.A.(d)	111,422	268,783
Global Dominion Access S.A.(d)	22,876	75,472
Indra Sistemas S.A.(a)(b)	25,436	191,597
Inmobiliaria Colonial SOCIMI S.A.	31,192	266,491
Lar Espana Real Estate Socimi S.A.	12,853	67,634
Liberbank S.A.(b)	380,097	72,993
Masmovil Ibercom S.A.(b)	6,501	174,351
Mediaset Espana Comunicacion S.A.(b)	60,712	199,582
Melia Hotels International S.A.(b)	27,903	103,737
Prosegur Cash S.A.(d)	71,517	58,944
Prosegur Cia de Seguridad S.A., Prosegur Cia de Seguridad S.A.	63,464	167,353
Sacyr S.A.	144,251	325,802
Siemens Gamesa Renewable Energy S.A.	27,815	653,713
Tecnicas Reunidas S.A.(b)	13,368	167,087
Unicaja Banco S.A.(b)(d)	198,937	110,658
Viscofan S.A.	5,663	416,857
Zardoya Otis S.A.	20,109	133,637
		5,572,491
Sweden-4.37%
AAK AB(b)	15,449	273,504
Addtech AB, Class B	3,663	171,170
AF Poyry AB, Class B(b)	9,592	245,725
Arjo AB, Class B	27,492	170,411
Atrium Ljungberg AB, Class B	6,102	94,071
Attendo AB(b)(d)	20,540	107,117
Avanza Bank Holding AB	8,615	167,493
Axfood AB	21,388	483,336
Beijer Ref AB	3,364	131,729
Betsson AB(a)(b)	35,659	268,341
Bilia AB, Class A(b)	18,489	180,789

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Sweden-(continued)
Bonava AB, Class B	27,290	$183,516
Bravida Holding AB(b)(d)	30,598	335,586
Bure Equity AB	4,981	136,374
Clas Ohlson AB, Class B	10,806	122,223
Cloetta AB, Class B(b)	39,192	108,021
Dios Fastigheter AB	11,444	77,677
Dometic Group AB(b)(d)	54,105	526,945
Elekta AB, Class B(a)	28,623	293,433
Fabege AB	25,592	327,073
Fastighets AB Balder, Class B(b)	7,361	303,988
Getinge AB, Class B	29,864	716,549
Hexpol AB(b)	41,884	278,781
Holmen AB, Class B(b)	13,446	461,017
Hufvudstaden AB, Class A	6,155	80,106
Indutrade AB(b)	7,854	397,732
Intrum AB(a)	13,048	308,295
Investment AB Latour, Class B(a)	6,907	141,632
JM AB	15,242	450,604
Klovern AB, Class B(a)	61,745	98,507
Klovern AB, Preference Shares	2,036	74,045
Kungsleden AB	24,293	195,590
Lifco AB, Class B	2,477	189,799
Lindab International AB	9,029	140,434
Loomis AB(b)	12,300	295,123
Lundin Energy AB	11,586	268,054
Mekonomen AB(b)	13,957	118,357
Modern Times Group MTG AB, Class B(b)	13,190	179,961
Mycronic AB(a)	6,447	122,688
NetEnt AB(b)	39,686	347,209
Nibe Industrier AB, Class B(b)	17,072	410,012
Nobia AB(b)	33,988	201,154
Nolato AB, Class B(b)	1,962	163,464
Nordic Entertainment Group AB, Class B(b)	7,164	299,703
Nyfosa AB(b)	14,408	107,435
Pandox AB(b)	10,988	138,230
Peab AB, Class B(b)	48,999	457,827
Ratos AB, Class B(b)	82,309	293,317
Resurs Holding AB(d)	26,731	133,717
Saab AB, Class B(a)(b)	16,998	546,451
SAS AB(a)(b)	263,286	237,874
Scandic Hotels Group AB(a)(d)	33,998	116,645
Sweco AB, Class B	5,438	312,202
Swedish Orphan Biovitrum AB(b)	8,087	169,528
Thule Group AB(d)	9,875	293,406
Wallenstam AB, Class B	14,147	177,000
Wihlborgs Fastigheter AB	12,524	210,262
		13,841,232
Switzerland-3.96%
Allreal Holding AG	1,892	378,109
ALSO Holding AG(b)	993	259,793
Aryzta AG(b)	487,824	309,683
Autoneum Holding AG(a)(b)	1,697	173,580
Banque Cantonale Vaudoise	3,584	377,035
Belimo Holding AG	24	189,953
BKW AG	3,074	297,702
Bobst Group S.A.	2,261	135,456
Bucher Industries AG	1,066	351,779
Burckhardt Compression Holding AG	505	127,957
Cembra Money Bank AG	3,040	333,174
Conzzeta AG	177	165,968
Daetwyler Holding AG, BR	899	182,626
DKSH Holding AG	8,597	553,319
	Shares	Value
Switzerland-(continued)
dormakaba Holding AG(b)	420	$235,693
EFG International AG(b)	15,956	105,064
Emmi AG	218	197,103
EMS-Chemie Holding AG	624	539,492
Flughafen Zurich AG(b)	2,473	312,625
Forbo Holding AG	105	163,900
Galenica AG(d)	6,840	510,913
GAM Holding AG(b)	77,422	189,449
Huber + Suhner AG	2,448	190,523
Implenia AG	5,892	257,779
Ina Invest Holding AG(b)	1,183	24,708
Inficon Holding AG	167	136,398
IWG PLC	77,400	234,464
Komax Holding AG(a)(b)	498	73,356
Landis+Gyr Group AG(b)	3,229	198,773
Logitech International S.A.	10,982	800,140
Mediclinic International PLC	83,312	293,706
Mobimo Holding AG(b)	757	213,445
OC Oerlikon Corp. AG	43,222	361,569
Rieter Holding AG	936	77,168
Schweiter Technologies AG, BR	164	202,273
SFS Group AG	2,290	216,489
Siegfried Holding AG(b)	315	165,378
SIG Combibloc Group AG(b)	29,120	509,288
St Galler Kantonalbank AG	191	86,503
Stadler Rail AG	3,367	134,724
Straumann Holding AG	262	257,997
Sulzer AG	4,661	385,300
Tecan Group AG, Class R	554	233,731
Temenos AG	1,219	180,900
u-blox Holding AG(b)	1,242	89,904
Valiant Holding AG	1,676	157,154
Valora Holding AG(b)	988	162,911
VAT Group AG(b)(d)	1,681	320,419
Vetropack Holding AG(b)	1,578	87,946
Vontobel Holding AG	3,866	281,546
Wizz Air Holdings PLC(b)(d)	2,467	104,132
		12,528,997
Taiwan-0.04%
FIT Hon Teng Ltd.(b)(d)	295,449	142,574
Turkey-0.12%
Eldorado Gold Corp.(b)	29,067	365,209
Ukraine-0.08%
Ferrexpo PLC	105,662	246,298
United Arab Emirates-0.03%
Borr Drilling Ltd.(b)	40,629	36,002
Network International Holdings PLC(b)(d)	11,050	58,593
NMC Health PLC(b)(c)	2,523	0
		94,595
United Kingdom-7.31%
888 Holdings PLC	56,899	137,112
AG Barr PLC	11,402	64,350
Airtel Africa PLC(d)	108,743	76,786
Ascential PLC(d)	32,414	114,867
Ashmore Group PLC	31,228	160,012
Assura PLC	209,739	217,473
Auto Trader Group PLC(d)	29,082	204,821
Avast PLC(d)	13,826	104,252
AVEVA Group PLC	2,471	134,462
B&M European Value Retail S.A.	111,489	677,504

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Balfour Beatty PLC	143,212	$452,245
Big Yellow Group PLC	14,400	192,591
Bodycote PLC	35,378	261,421
Brewin Dolphin Holdings PLC	37,096	127,807
Britvic PLC	39,550	414,496
Cairn Energy PLC(b)	77,657	121,902
Capital & Counties Properties PLC	100,768	185,029
Card Factory PLC	112,428	63,230
Chemring Group PLC	34,199	107,278
Cineworld Group PLC(a)	231,605	116,121
Coats Group PLC	168,941	125,724
Computacenter PLC	13,458	350,270
Concentric AB(b)	5,624	96,221
ConvaTec Group PLC(d)	132,644	354,110
Countryside Properties PLC(d)	37,736	140,364
Cranswick PLC	5,787	271,917
Crest Nicholson Holdings PLC	66,654	163,681
Daily Mail and General Trust PLC, Class A	20,453	169,389
Dechra Pharmaceuticals PLC	4,164	156,087
Dialog Semiconductor PLC(b)	10,253	470,418
Diploma PLC	6,139	146,162
Domino’s Pizza Group PLC	43,907	183,603
Drax Group PLC	100,501	369,341
Dunelm Group PLC	11,245	181,536
Electrocomponents PLC	51,532	443,690
Elementis PLC	111,542	93,402
Equiniti Group PLC(d)	50,506	84,717
Essentra PLC	28,020	110,844
Firstgroup PLC(b)	177,343	82,165
Frasers Group PLC(b)	46,688	154,298
Games Workshop Group PLC	1,465	168,823
Genus PLC	3,613	161,230
Go-Ahead Group PLC (The)	7,619	62,000
Grafton Group PLC	40,205	339,569
Grainger PLC	49,482	188,471
Great Portland Estates PLC	36,139	279,662
Greggs PLC	8,828	138,462
Halfords Group PLC	45,320	86,844
Halma PLC	16,098	460,181
Hargreaves Lansdown PLC	13,676	313,941
Hastings Group Holdings PLC(d)	48,844	133,600
Hill & Smith Holdings PLC	6,483	102,958
HomeServe PLC	21,114	368,017
Howden Joinery Group PLC	50,558	325,350
Hunting PLC	42,333	99,623
Ibstock PLC(d)	56,352	117,526
Indivior PLC(b)	189,029	340,890
Intu Properties PLC(a)(b)(c)	628,322	1,465
J D Wetherspoon PLC	8,211	91,065
JD Sports Fashion PLC	18,608	147,906
John Laing Group PLC(d)	46,795	181,307
Jupiter Fund Management PLC	102,433	304,917
Just Group PLC(b)	152,513	89,678
Lancashire Holdings Ltd.	26,883	273,274
LondonMetric Property PLC	71,519	216,837
Marshalls PLC	13,949	108,841
Marston’s PLC	150,708	79,517
McCarthy & Stone PLC(b)(d)	51,308	44,311
Metro Bank PLC(a)(b)	88,693	120,251
Mitchells & Butlers PLC(b)	32,028	64,316
Moneysupermarket.com Group PLC	56,137	216,619
Morgan Advanced Materials PLC	36,950	105,238
	Shares	Value
United Kingdom-(continued)
National Express Group PLC	51,370	$102,146
NewRiver REIT PLC	62,649	50,241
Ocado Group PLC(b)	12,835	345,847
OneSavings Bank PLC	37,322	115,605
PageGroup PLC	64,343	295,576
Paragon Banking Group PLC	49,828	205,484
Petrofac Ltd.	93,134	171,134
Pets at Home Group PLC	81,637	333,660
Picton Property Income Ltd. (The)	67,992	60,683
Playtech PLC	80,190	313,854
Polypipe Group PLC	19,274	102,453
Premier Oil PLC(a)(b)	413,893	191,816
Primary Health Properties PLC	77,714	156,875
Provident Financial PLC	50,024	107,677
PZ Cussons PLC	33,858	84,611
QinetiQ Group PLC	63,565	255,126
Rank Group PLC	22,652	40,612
Rathbone Brothers PLC	4,783	101,698
Redde Northgate PLC	32,676	70,935
Redrow PLC	30,852	173,149
Renishaw PLC	2,769	175,755
Restaurant Group PLC (The)	98,992	57,428
Rightmove PLC	23,585	171,245
Rotork PLC	81,519	299,154
Safestore Holdings PLC	17,049	171,071
Saga PLC	252,890	50,120
Savills PLC	19,951	195,869
Senior PLC	75,417	51,670
Serco Group PLC(b)	165,462	346,167
Shaftesbury PLC	28,842	194,386
SIG PLC	124,826	45,874
Softcat PLC	7,070	117,013
Spirax-Sarco Engineering PLC	4,210	569,692
Spirent Communications PLC	41,966	154,225
SSP Group PLC	50,753	136,957
St Modwen Properties PLC	14,225	57,505
Stagecoach Group PLC	80,925	50,367
Superdry PLC	19,096	28,848
Synthomer PLC	63,353	241,137
TalkTalk Telecom Group PLC	97,213	88,676
Telecom Plus PLC	8,030	141,228
TP ICAP PLC	79,426	345,682
Tritax Big Box REIT PLC	174,507	346,767
UK Commercial Property REIT Ltd.	103,651	93,461
Ultra Electronics Holdings PLC	9,654	301,820
UNITE Group PLC (The)(b)	17,909	220,717
Vectura Group PLC	74,993	98,330
Vesuvius PLC	53,288	285,357
Victrex PLC	12,232	300,861
Virgin Money UK PLC(b)	203,464	233,559
Vistry Group PLC	26,688	215,247
WH Smith PLC	11,697	144,312
Workspace Group PLC	16,031	129,400
		23,153,469
United States-0.36%
Alacer Gold Corp.(b)	29,565	228,442
Primo Water Corp.	23,498	333,480

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
United States-(continued)
Reliance Worldwide Corp. Ltd.	88,551	$170,192
Sims Ltd.	70,099	399,658
		1,131,772
Total Common Stocks & Other Equity Interests (Cost $317,478,015)		316,237,799
Money Market Funds-0.39%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(e)(f) (Cost $1,236,969)	1,236,969	1,236,969
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $318,714,984)		317,474,768
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.59%
Invesco Private Government Fund, 0.06%(e)(f)(g)	13,257,205	$13,257,205
Invesco Private Prime Fund, 0.15%(e)(f)(g)	4,429,905	4,430,791
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,687,663)		17,687,996
TOTAL INVESTMENTS IN SECURITIES-105.86% (Cost $336,402,647)		335,162,764
OTHER ASSETS LESS LIABILITIES-(5.86)%		(18,563,768)
NET ASSETS-100.00%		$316,598,996

Investment Abbreviations:
BR-Bearer Shares
CVA-Dutch Certificates
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2020.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $12,950,464, which represented 4.09% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$138,610	$13,545,270	$(12,446,911)	$-	$-	$1,236,969	$3,545
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	15,926,925	28,479,806	(44,406,731)	-	-	-	87,107
Invesco Liquid Assets Portfolio, Institutional Class	5,308,975	8,025,743	(13,334,050)	(228)	(440)	-	33,407
Invesco Private Government Fund	-	38,886,096	(25,628,891)	-	-	13,257,205	1,379
Invesco Private Prime Fund	-	6,821,466	(2,391,171)	333	163	4,430,791	758
Total	$21,374,510	$95,758,381	$(98,207,754)	$105	$(277)	$18,924,965	$126,196

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-96.65%
Brazil-9.46%
Ambev S.A.	1,275,750	$3,406,378
B3 S.A. - Brasil, Bolsa, Balcao	205,285	2,501,687
Banco Bradesco S.A.	555,711	2,212,895
Banco Bradesco S.A., Preference Shares	2,107,236	9,083,402
Banco BTG Pactual S.A.	52,100	864,897
Banco do Brasil S.A.	668,958	4,315,112
Banco Santander Brasil S.A.	211,700	1,215,512
Braskem S.A., Class A, Preference Shares	180,909	792,333
BRF S.A.(a)	286,400	1,138,822
CCR S.A.	366,700	1,053,792
Centrais Eletricas Brasileiras S.A.	179,010	1,270,243
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	84,700	625,594
Cia Brasileira de Distribuicao	95,879	1,307,659
Cia de Saneamento Basico do Estado de Sao Paulo	97,892	1,144,248
Cia Energetica de Minas Gerais	51,680	121,313
Cia Energetica de Minas Gerais, Preference Shares	601,923	1,387,505
Cia Paranaense de Energia	9,200	117,293
Cia Paranaense de Energia, Class B, Preference Shares	47,908	610,883
Cia Siderurgica Nacional S.A.	358,082	842,619
Cielo S.A.	1,092,622	1,127,085
Cogna Educacao	690,500	1,098,264
Embraer S.A.(a)	427,067	624,300
Equatorial Energia S.A.	146,000	716,005
Gerdau S.A., Preference Shares	532,517	1,785,013
IRB Brasil Resseguros S.A.	212,000	324,569
Itau Unibanco Holding S.A.	289,100	1,382,802
Itau Unibanco Holding S.A., Preference Shares	2,680,675	13,846,738
Klabin S.A.	209,700	832,226
Lojas Americanas S.A.	33,810	199,971
Lojas Americanas S.A., Preference Shares	117,020	766,526
Lojas Renner S.A.	80,646	637,168
Marfrig Global Foods S.A.(a)	286,000	791,667
Metalurgica Gerdau S.A., Preference Shares	1,093,500	1,688,836
Petrobras Distribuidora S.A.	388,600	1,694,498
Petroleo Brasileiro S.A.	1,191,962	5,197,575
Petroleo Brasileiro S.A., Preference Shares	1,909,147	8,141,508
Suzano S.A.(a)	130,268	1,050,992
Telefonica Brasil S.A.	14,900	150,437
Telefonica Brasil S.A., Preference Shares	222,843	2,253,772
TIM Participacoes S.A.	281,566	851,870
Ultrapar Participacoes S.A.	820,792	2,986,246
Vale S.A.	1,513,738	17,653,201
		99,813,456
Canada-0.08%
Canadian Solar, Inc.(a)	40,064	887,017
Chile-0.69%
Banco de Chile	17,716,304	1,701,199
Banco Santander Chile	30,585,911	1,331,509
Enel Americas S.A.	12,394,201	1,923,427
Enel Chile S.A.	10,163,412	872,811
Falabella S.A.	316,572	1,129,285
Latam Airlines Group S.A.(a)	178,886	307,483
		7,265,714
	Shares	Value
China-38.65%
Agile Group Holdings Ltd.	758,413	$961,936
Agricultural Bank of China Ltd., A Shares	7,019,900	3,248,696
Agricultural Bank of China Ltd., H Shares	21,466,628	7,616,994
Air China Ltd., A Shares	215,400	210,786
Air China Ltd., H Shares	879,707	545,972
Alibaba Group Holding Ltd., ADR(a)	93,964	23,586,843
Aluminum Corp. of China Ltd., A Shares(a)	901,200	424,808
Aluminum Corp. of China Ltd., H Shares(a)	3,898,094	1,000,904
Anhui Conch Cement Co. Ltd., A Shares	66,600	586,084
Anhui Conch Cement Co. Ltd., H Shares	280,196	2,116,781
ANTA Sports Products Ltd.	105,339	998,996
Baidu, Inc., ADR(a)	64,421	7,691,867
Bank of China Ltd., A Shares	3,546,500	1,692,076
Bank of China Ltd., H Shares	49,414,072	16,577,196
Bank of Communications Co. Ltd., A Shares	2,516,593	1,716,310
Bank of Communications Co. Ltd., H Shares	6,352,903	3,524,746
Baoshan Iron & Steel Co. Ltd., A Shares	1,183,900	834,557
Beijing Enterprises Holdings Ltd.	218,326	763,417
Beijing Enterprises Water Group Ltd.(a)	2,038,677	865,429
BYD Co. Ltd., A Shares	26,000	318,094
BYD Co. Ltd., H Shares(b)	128,705	1,229,724
China CITIC Bank Corp. Ltd., A Shares	597,801	441,959
China CITIC Bank Corp. Ltd., H Shares	7,806,249	3,404,444
China Communications Construction Co. Ltd., A Shares	388,600	439,851
China Communications Construction Co. Ltd., H Shares	4,516,949	2,628,505
China Communications Services Corp. Ltd., H Shares	1,421,104	920,485
China Conch Venture Holdings Ltd.	201,165	864,338
China Construction Bank Corp., A Shares	440,500	386,254
China Construction Bank Corp., H Shares	55,562,910	40,721,185
China Everbright Bank Co. Ltd., A Shares	2,252,500	1,219,923
China Everbright Bank Co. Ltd., H Shares	2,326,455	873,524
China Everbright International Ltd.	1,600,342	989,089
China Evergrande Group(b)	1,165,775	3,271,607
China Gas Holdings Ltd.	284,494	855,295
China Jinmao Holdings Group Ltd.	2,166,530	1,473,202
China Life Insurance Co. Ltd., A Shares	87,500	457,465
China Life Insurance Co. Ltd., H Shares	1,755,824	4,046,220
China Longyuan Power Group Corp. Ltd., H Shares	1,667,530	1,194,136
China Merchants Bank Co. Ltd., A Shares	520,900	2,597,223
China Merchants Bank Co. Ltd., H Shares	1,338,786	6,244,628
China Merchants Port Holdings Co. Ltd.	587,603	672,504
China Minsheng Banking Corp. Ltd., A Shares	2,214,545	1,757,802
China Minsheng Banking Corp. Ltd., H Shares	5,659,114	3,563,324
China Mobile Ltd.	3,135,597	21,483,342
China National Building Material Co. Ltd., H Shares	3,390,178	5,257,921
China Overseas Land & Investment Ltd.	1,800,383	5,482,315
China Pacific Insurance (Group) Co. Ltd., A Shares	176,900	747,950
China Pacific Insurance (Group) Co. Ltd., H Shares	937,539	2,715,769
China Petroleum & Chemical Corp., A Shares	2,474,700	1,418,268
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
China Petroleum & Chemical Corp., H Shares	25,496,085	$10,921,912
China Railway Construction Corp. Ltd., A Shares	990,000	1,246,809
China Railway Construction Corp. Ltd., H Shares	2,048,650	1,636,234
China Railway Group Ltd., H Shares	4,019,697	2,033,136
China Resources Land Ltd.	1,019,061	4,247,074
China Resources Power Holdings Co. Ltd.	854,860	1,089,781
China Shenhua Energy Co. Ltd., A Shares	381,600	838,159
China Shenhua Energy Co. Ltd., H Shares	2,514,206	4,191,317
China Southern Airlines Co. Ltd., A Shares(a)	423,101	323,107
China Southern Airlines Co. Ltd., H Shares(a)(b)	1,013,091	469,278
China State Construction Engineering Corp. Ltd., A Shares	3,159,237	2,276,805
China Taiping Insurance Holdings Co. Ltd.	952,875	1,689,312
China Telecom Corp. Ltd., H Shares	10,037,557	2,991,762
China Tower Corp. Ltd., H Shares(c)	8,453,905	1,538,026
China Unicom Hong Kong Ltd.	4,808,148	2,680,086
China United Network Communications Ltd., A Shares	1,325,600	964,832
China Vanke Co. Ltd., A Shares	277,400	1,066,755
China Vanke Co. Ltd., H Shares	592,838	1,866,435
CIFI Holdings Group Co. Ltd.	1,284,061	1,153,140
CITIC Ltd.	1,279,517	1,200,239
CITIC Securities Co. Ltd., A Shares	160,000	686,811
CITIC Securities Co. Ltd., H Shares	483,628	1,125,732
CNOOC Ltd.	8,676,199	9,179,741
Country Garden Holdings Co. Ltd.	3,234,764	4,152,912
CRRC Corp. Ltd., A Shares	801,254	670,438
CRRC Corp. Ltd., H Shares	1,800,682	782,986
CSPC Pharmaceutical Group Ltd.	453,996	952,488
Dongfeng Motor Group Co. Ltd., H Shares	1,484,015	1,062,719
ENN Energy Holdings Ltd.	139,752	1,693,210
Fosun International Ltd.	1,347,718	1,535,489
GCL-Poly Energy Holdings Ltd.(a)	17,787,784	550,833
Geely Automobile Holdings Ltd.	1,100,061	2,313,617
GF Securities Co. Ltd., A Shares	142,000	317,387
GF Securities Co. Ltd., H Shares	484,251	580,461
Great Wall Motor Co. Ltd., A Shares	122,500	234,311
Great Wall Motor Co. Ltd., H Shares	1,563,654	1,527,297
Guangdong Investment Ltd.	610,463	986,168
Guangzhou Automobile Group Co. Ltd., A Shares	63,700	98,569
Guangzhou Automobile Group Co. Ltd., H Shares	811,921	776,281
Guangzhou R&F Properties Co. Ltd., H Shares	1,165,678	1,343,127
Haier Electronics Group Co. Ltd.(d)	377,552	1,438,801
Haitong Securities Co. Ltd., A Shares(a)	178,500	360,606
Haitong Securities Co. Ltd., H Shares(a)	988,004	917,864
Hengan International Group Co. Ltd.	202,359	1,698,466
Huadian Power International Corp. Ltd., A Shares	587,209	305,404
Huadian Power International Corp. Ltd., H Shares	2,054,709	623,025
Huaneng Power International, Inc., A Shares	560,200	376,436
Huaneng Power International, Inc., H Shares	4,904,738	2,094,744
	Shares	Value
China-(continued)
Huatai Securities Co. Ltd., A Shares	130,100	$387,532
Huatai Securities Co. Ltd., H Shares(c)	411,280	742,938
Huaxia Bank Co. Ltd., A Shares	876,000	798,246
Industrial & Commercial Bank of China Ltd., A Shares	3,366,412	2,392,350
Industrial & Commercial Bank of China Ltd., H Shares	44,981,314	26,581,820
Industrial Bank Co. Ltd., A Shares	944,600	2,119,412
JD.com, Inc., ADR(a)	120,142	7,663,858
Jiangxi Copper Co. Ltd., A Shares	138,700	321,736
Jiangxi Copper Co. Ltd., H Shares	1,095,141	1,304,244
Kunlun Energy Co. Ltd.	2,043,452	1,708,545
Kweichow Moutai Co. Ltd., A Shares	5,500	1,322,443
Longfor Group Holdings Ltd.(c)	435,641	2,152,854
Meituan Dianping, B Shares(a)	154,174	3,817,449
Metallurgical Corp. of China Ltd., A Shares	1,227,200	492,322
Metallurgical Corp. of China Ltd., H Shares	3,117,629	526,966
NetEase, Inc., ADR	6,674	3,059,495
New China Life Insurance Co. Ltd., A Shares	50,500	382,467
New China Life Insurance Co. Ltd., H Shares	286,434	1,119,836
Peoples Insurance Co. Group of China Ltd. (The), H Shares	3,073,181	999,254
PetroChina Co. Ltd., H Shares	18,445,146	6,402,085
PICC Property & Casualty Co. Ltd., H Shares	2,926,852	2,311,209
Ping An Bank Co. Ltd., A Shares	548,700	1,048,737
Ping An Insurance (Group) Co. of China Ltd., A Shares	190,400	2,070,544
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,338,880	14,183,124
Postal Savings Bank of China Co. Ltd., H Shares(c)	3,855,383	2,124,137
SAIC Motor Corp. Ltd., A Shares	549,756	1,431,989
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	79,700	234,093
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	506,412	899,103
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,446,252	2,146,740
Shenzhou International Group Holdings Ltd.	79,676	950,947
Shimao Group Holdings Ltd.	683,626	2,897,617
Sino Biopharmaceutical Ltd.(b)	926,763	1,207,750
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	345,200	177,558
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	2,828,479	631,373
Sinopharm Group Co. Ltd., H Shares	741,258	1,765,583
Sunac China Holdings Ltd.	423,704	1,995,458
Tencent Holdings Ltd.	265,730	18,309,182
Trip.com Group Ltd., ADR(a)	81,036	2,204,179
Vipshop Holdings Ltd., ADR(a)	116,663	2,656,417
Weichai Power Co. Ltd., A Shares	142,700	331,014
Weichai Power Co. Ltd., H Shares	638,541	1,377,565
Xiaomi Corp., B Shares(a)(c)	1,328,757	2,540,861
Yangzijiang Shipbuilding Holdings Ltd.	1,286,484	858,407
Yanzhou Coal Mining Co. Ltd., A Shares	71,300	93,984
Yanzhou Coal Mining Co. Ltd., H Shares	1,437,981	1,122,524
Zijin Mining Group Co. Ltd., A Shares	375,800	314,984

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Zijin Mining Group Co. Ltd., H Shares	1,528,118	$948,395
ZTO Express Cayman, Inc., ADR	36,034	1,335,060
		407,915,252
Hong Kong-0.09%
Nine Dragons Paper Holdings Ltd.	902,008	943,883
India-8.07%
Axis Bank Ltd.	339,736	1,960,194
Bharat Petroleum Corp. Ltd.	613,037	3,390,806
Bharti Airtel Ltd.(a)	307,091	2,277,553
Bharti Infratel Ltd.	300,404	771,363
Coal India Ltd.	1,053,167	1,819,507
GAIL (India) Ltd.	549,982	710,520
Grasim Industries Ltd.	161,440	1,366,076
HCL Technologies Ltd.	208,158	1,962,146
Hero MotoCorp Ltd.	36,402	1,302,322
Hindalco Industries Ltd.	766,845	1,671,812
Hindustan Petroleum Corp. Ltd.	704,791	2,025,464
Hindustan Unilever Ltd.	47,928	1,415,754
Housing Development Finance Corp. Ltd.	217,655	5,184,298
Indiabulls Housing Finance Ltd.	315,728	801,849
Indian Oil Corp. Ltd.	1,482,465	1,752,702
Infosys Ltd.	693,305	8,952,149
ITC Ltd.	628,746	1,631,693
Jindal Steel & Power Ltd.(a)	402,143	993,632
JSW Steel Ltd.	486,878	1,433,382
Larsen & Toubro Ltd.	87,377	1,066,861
Mahindra & Mahindra Ltd.	246,098	1,994,936
Maruti Suzuki India Ltd.	19,583	1,639,344
NTPC Ltd.	1,330,355	1,547,079
Oil & Natural Gas Corp. Ltd.	1,759,250	1,841,260
Power Finance Corp. Ltd.	522,041	564,171
REC Ltd.	557,075	745,745
Reliance Industries Ltd.	585,573	16,179,622
Shriram Transport Finance Co. Ltd.	49,198	454,611
State Bank of India(a)	805,695	2,061,825
Sun Pharmaceutical Industries Ltd.	217,479	1,545,645
Tata Consultancy Services Ltd.	122,189	3,726,142
Tata Motors Ltd.(a)	1,479,698	2,069,847
Tata Motors Ltd., Class A(a)	574,480	287,960
Tata Steel Ltd.	269,309	1,318,602
Tech Mahindra Ltd.	84,589	770,728
Vedanta Ltd.	1,938,438	2,948,628
Vodafone Idea Ltd.(a)	16,061,905	1,803,442
Wipro Ltd.	296,552	1,113,668
Yes Bank Ltd.	409,658	65,436
		85,168,774
Indonesia-1.07%
PT Astra International Tbk	3,719,789	1,312,117
PT Bank Central Asia Tbk	893,145	1,908,639
PT Bank Mandiri (Persero) Tbk	4,890,998	1,942,999
PT Bank Negara Indonesia (Persero) Tbk	2,805,019	883,773
PT Bank Rakyat Indonesia (Persero) Tbk	11,261,826	2,437,491
PT Telekomunikasi Indonesia (Persero) Tbk	13,455,248	2,810,857
		11,295,876
Malaysia-0.68%
CIMB Group Holdings Bhd.	1,003,500	849,661
Malayan Banking Bhd.	980,400	1,773,507
MISC Bhd.	622,900	1,159,123
	Shares	Value
Malaysia-(continued)
Public Bank Bhd.	507,000	$2,032,783
Tenaga Nasional Bhd.	504,500	1,361,198
		7,176,272
Mexico-2.66%
America Movil S.A.B. de C.V., Series L(b)	11,390,498	7,180,654
Cemex S.A.B. de C.V., Series CPO(e)	14,609,006	4,489,610
Coca-Cola FEMSA S.A.B. de C.V., Series L	195,213	808,579
Fibra Uno Administracion S.A. de C.V.	1,163,755	941,303
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(b)(f)	623,299	3,835,513
Grupo Financiero Banorte S.A.B. de C.V., Class O	940,949	3,387,790
Grupo Mexico S.A.B. de C.V., Class B	939,860	2,380,567
Grupo Televisa S.A.B., Series CPO(a)(b)(g)	987,883	1,108,430
Orbia Advance Corp. S.A.B. de C.V.(b)	404,428	642,215
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,377,126	3,241,136
		28,015,797
Romania-0.05%
NEPI Rockcastle PLC	108,784	568,491
Russia-8.76%
Aeroflot PJSC(a)	584,152	649,701
Alrosa PJSC	1,251,850	1,152,284
Gazprom PJSC	9,551,423	23,426,647
Inter RAO UES PJSC	14,743,393	1,146,990
LUKOIL PJSC	245,688	16,827,786
Magnit PJSC	72,484	4,451,839
MMC Norilsk Nickel PJSC	13,594	3,599,056
Mobile TeleSystems PJSC	578,431	2,540,926
Moscow Exchange MICEX-RTS PJSC	525,695	942,266
Novatek PJSC, GDR	176,853	2,602,304
Novolipetsk Steel PJSC	661,713	1,296,989
Rosneft Oil Co. PJSC	706,721	3,394,927
Rosseti PJSC	43,378,988	930,562
RusHydro PJSC	87,785,364	898,052
Sberbank of Russia PJSC	4,738,831	14,120,232
Severstal PAO	149,085	1,826,084
Sistema PJSFC	4,262,074	1,134,715
Surgutneftegas PJSC	4,379,303	2,192,233
Surgutneftegas PJSC, Preference Shares	4,894,434	2,467,909
Tatneft PJSC	526,888	3,910,526
Tatneft PJSC, Preference Shares	50,922	368,608
VTB Bank PJSC(a)	4,870,997,019	2,528,291
		92,408,927
South Africa-4.50%
Absa Group Ltd.	369,520	1,720,358
Aspen Pharmacare Holdings Ltd.(a)	192,714	1,498,821
Bid Corp. Ltd.	106,032	1,747,820
Bidvest Group Ltd. (The)	128,776	997,615
Discovery Ltd.	129,755	844,498
Exxaro Resources Ltd.	116,521	919,304
FirstRand Ltd.	1,290,600	2,942,147
Foschini Group Ltd. (The)	113,839	465,417
Gold Fields Ltd.	223,755	2,924,139
Growthpoint Properties Ltd.	1,044,991	815,558
Impala Platinum Holdings Ltd.	93,327	826,906
Mr Price Group Ltd.	85,602	636,859
MTN Group Ltd.	559,980	1,944,783
MultiChoice Group(a)	184,672	1,144,660
Naspers Ltd., Class N	25,441	4,702,209

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
South Africa-(continued)
Nedbank Group Ltd.	184,967	$1,140,297
Netcare Ltd.	822,726	657,070
Old Mutual Ltd.	2,460,240	1,657,136
Remgro Ltd.	180,017	977,111
Sanlam Ltd.	619,923	2,213,757
Sappi Ltd.(a)	683,225	982,985
Sasol Ltd.(a)	343,112	2,745,098
Shoprite Holdings Ltd.	329,651	2,024,318
Sibanye Stillwater Ltd.(a)	384,599	1,088,610
SPAR Group Ltd. (The)	112,802	1,092,995
Standard Bank Group Ltd.	521,939	3,328,946
Telkom S.A. SOC Ltd.	507,948	863,545
Tiger Brands Ltd.	96,971	1,004,119
Truworths International Ltd.	304,995	584,423
Vodacom Group Ltd.	248,501	1,874,182
Woolworths Holdings Ltd.	579,884	1,080,509
		47,446,195
Taiwan-16.17%
ASE Technology Holding Co. Ltd.	1,359,000	3,507,157
Asia Cement Corp.	910,000	1,241,001
Asustek Computer, Inc.	191,738	1,417,033
AU Optronics Corp.(a)	10,822,000	3,690,515
Catcher Technology Co. Ltd.	327,000	2,411,101
Cathay Financial Holding Co. Ltd.	2,249,440	3,040,770
Chailease Holding Co. Ltd.	314,418	1,314,793
China Development Financial Holding Corp.	3,182,000	938,486
China Steel Corp.	1,410,360	953,255
Chunghwa Telecom Co. Ltd.	1,292,000	4,829,371
Compal Electronics, Inc.	1,558,000	991,882
CTBC Financial Holding Co. Ltd.	3,946,838	2,613,755
Delta Electronics, Inc.	701,506	4,789,336
E.Sun Financial Holding Co. Ltd.	2,261,318	2,091,919
Far Eastern New Century Corp.	997,000	871,262
Far EasTone Telecommunications Co. Ltd.	457,000	984,372
First Financial Holding Co. Ltd.	1,733,614	1,396,620
Formosa Chemicals & Fibre Corp.	622,920	1,433,198
Formosa Petrochemical Corp.	462,000	1,285,327
Formosa Plastics Corp.	721,280	1,932,802
Foxconn Technology Co. Ltd.	442,000	817,778
Fubon Financial Holding Co. Ltd.	1,754,928	2,501,092
Hon Hai Precision Industry Co. Ltd.	5,383,064	14,406,534
Hotai Motor Co. Ltd.	51,000	1,166,431
Innolux Corp.	14,033,490	3,976,104
Largan Precision Co. Ltd.	13,000	1,697,418
Lite-On Technology Corp.	847,313	1,434,628
MediaTek, Inc.	406,091	9,717,517
Mega Financial Holding Co. Ltd.	2,308,080	2,548,819
Micro-Star International Co. Ltd.	293,000	1,305,245
Nan Ya Plastics Corp.	640,940	1,336,819
Novatek Microelectronics Corp.	161,000	1,593,815
Pegatron Corp.	961,106	2,024,279
Powertech Technology, Inc.	279,200	935,924
President Chain Store Corp.	120,000	1,146,973
Quanta Computer, Inc.	1,231,000	3,437,362
Shanghai Commercial & Savings Bank Ltd. (The)	615,000	889,083
Shin Kong Financial Holding Co. Ltd.(a)	5,932,998	1,723,525
SinoPac Financial Holdings Co. Ltd.	2,424,000	881,244
Taishin Financial Holding Co. Ltd.	1,869,169	851,812
Taiwan Cement Corp.	1,846,324	2,836,184
Taiwan Mobile Co. Ltd.	446,400	1,600,028
	Shares	Value
Taiwan-(continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,887,000	$56,458,328
Uni-President Enterprises Corp.	1,187,941	2,899,445
United Microelectronics Corp.	6,647,000	5,071,274
Wistron Corp.	1,871,875	2,204,499
Yageo Corp.	88,000	1,168,547
Yuanta Financial Holding Co. Ltd.	2,018,671	1,240,372
Zhen Ding Technology Holding Ltd.	224,000	1,032,276
		170,637,310
Tanzania-0.24%
AngloGold Ashanti Ltd.	79,166	2,578,918
Thailand-3.62%
Advanced Info Service PCL, NVDR	320,906	1,903,876
Bangkok Bank PCL, Foreign Shares	302,339	964,731
Banpu PCL, NVDR	4,590,409	817,021
Charoen Pokphand Foods PCL, NVDR	1,865,988	2,019,629
CP ALL PCL, NVDR(a)	1,005,544	2,200,862
Indorama Ventures PCL, NVDR	994,397	797,240
IRPC PCL, NVDR	12,847,507	1,046,506
Kasikornbank PCL, Foreign Shares	330,019	857,261
Kasikornbank PCL, NVDR	168,464	437,604
Krung Thai Bank PCL, NVDR	4,344,435	1,372,330
PTT Exploration & Production PCL, NVDR	559,729	1,633,459
PTT Global Chemical PCL, NVDR	1,762,421	2,656,419
PTT PCL, NVDR	8,564,200	10,711,258
Siam Cement PCL (The), NVDR	448,325	5,492,188
Siam Commercial Bank PCL (The), NVDR	1,549,145	3,328,557
Thai Oil PCL, NVDR	1,024,263	1,379,589
Thanachart Capital PCL, NVDR	540,445	602,276
		38,220,806
Turkey-1.62%
Akbank T.A.S.(a)	2,078,259	1,560,295
BIM Birlesik Magazalar A.S.	136,948	1,401,954
Eregli Demir ve Celik Fabrikalari TAS	1,260,756	1,380,067
Haci Omer Sabanci Holding A.S.	1,217,884	1,462,263
KOC Holding A.S.	579,266	1,342,035
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	131,820	1,559,100
Turk Hava Yollari AO(a)	824,037	1,262,118
Turkcell Iletisim Hizmetleri A.S.	1,010,798	2,152,082
Turkiye Garanti Bankasi A.S.(a)	1,538,537	1,547,465
Turkiye Halk Bankasi A.S.(a)	1,608,342	1,272,018
Turkiye Is Bankasi A.S., Class C(a)	1,842,706	1,267,281
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	1,394,922	899,369
		17,106,047
United States-0.24%
JBS S.A.	623,682	2,580,604
Total Common Stocks & Other Equity Interests (Cost $1,063,326,846)		1,020,029,339
Exchange-Traded Funds-2.27%
United States-1.56%
iShares MSCI Saudi Arabia ETF(b)	615,800	16,534,230
Ireland-0.71%
Invesco MSCI Saudi Arabia UCITS ETF(a)(h)	204,916	3,697,300
iShares MSCI Saudi Arabia Capped UCITS ETF(a)	980,100	3,767,014
		7,464,314
Total Exchange-Traded Funds (Cost $20,420,003)		23,998,544

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(h)(i) (Cost $99,977)	99,977	$99,977
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.93% (Cost $1,083,846,826)		1,044,127,860
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.63%
Invesco Private Government Fund, 0.06%(h)(i)(j)	12,897,833	12,897,833
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.15%(h)(i)(j)	4,315,831	$4,316,694
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,214,527)		17,214,527
TOTAL INVESTMENTS IN SECURITIES-100.56% (Cost $1,101,061,353)		1,061,342,387
OTHER ASSETS LESS LIABILITIES-(0.56)%		(5,940,501)
NET ASSETS-100.00%		$1,055,401,886

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $9,098,816, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Invesco MSCI Saudi Arabia UCITS ETF	$-	$3,582,435	$(492,588)	$542,695	$64,758	$3,697,300	$-
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	2,265,414	58,107,114	(60,272,551)	-	-	99,977	15,229
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	1,898,097	5,400,868	(7,298,965)	-	-	-	13,237
Invesco Liquid Assets Portfolio, Institutional Class	632,699	1,480,882	(2,113,643)	(35)	97	-	5,035
Invesco Private Government Fund	-	54,734,503	(41,836,670)	-	-	12,897,833	984
Invesco Private Prime Fund	-	12,935,516	(8,619,050)	-	228	4,316,694	531
Total	$4,796,210	$136,241,318	$(120,633,467)	$542,660	$65,083	$21,011,804	$35,016

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2020
(Unaudited)
(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Austria-1.17%
Verbund AG	17,409	$916,907
Canada-7.81%
Ballard Power Systems, Inc.(a)	54,545	774,910
Boralex, Inc., Class A	36,308	947,071
Canadian Solar, Inc.(a)	42,281	936,101
Innergex Renewable Energy, Inc.(b)	51,636	886,235
Northland Power, Inc.	31,335	858,525
TransAlta Renewables, Inc.(b)	70,974	826,573
Xebec Adsorption, Inc.(a)(b)	274,165	904,673
		6,134,088
Chile-1.16%
Sociedad Quimica y Minera de Chile S.A., ADR	29,753	908,954
China-9.46%
BYD Co. Ltd., H Shares(b)	109,660	1,047,757
Daqo New Energy Corp., ADR(a)	13,272	1,471,997
JinkoSolar Holding Co. Ltd., ADR(a)(b)	46,364	887,871
NIO, Inc., ADR(a)(b)	110,391	1,318,069
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	741,793	746,559
Xinyi Energy Holdings Ltd.	2,658,629	957,082
Xinyi Solar Holdings Ltd.	911,994	997,872
		7,427,207
Denmark-3.44%
Novozymes A/S, Class B	13,263	794,687
Orsted A/S(c)	6,637	949,400
Vestas Wind Systems A/S	7,447	959,805
		2,703,892
Finland-1.14%
Caverion OYJ(a)	119,633	891,236
France-2.28%
Albioma S.A.	20,159	904,653
Neoen S.A.(a)(b)(c)	19,405	883,437
		1,788,090
Germany-5.31%
CropEnergies AG	81,126	875,855
Encavis AG(b)	56,833	897,859
Nordex SE(a)(b)	72,469	751,970
SMA Solar Technology AG(a)	24,976	732,446
VERBIO Vereinigte BioEnergie AG	72,681	907,582
		4,165,712
Guernsey-1.07%
Renewables Infrastructure Group Ltd. (The)	482,135	841,627
Hong Kong-1.02%
Canvest Environmental Protection Group Co. Ltd.(c)	1,764,798	799,262
Ireland-1.18%
Kingspan Group PLC	12,860	923,822
Italy-2.06%
Falck Renewables S.p.A.	124,670	813,771
Terna Rete Elettrica Nazionale S.p.A.	107,929	804,810
		1,618,581
Japan-5.36%
eRex Co. Ltd.	60,292	798,343
GS Yuasa Corp.	46,783	721,236
Meidensha Corp.	49,141	726,448
	Shares	Value
Japan-(continued)
RENOVA, Inc.(a)	90,610	$911,842
West Holdings Corp.	45,405	1,052,565
		4,210,434
Netherlands-1.27%
Signify N.V.(a)	33,139	993,387
New Zealand-3.74%
Contact Energy Ltd.	187,167	728,139
Mercury NZ Ltd.	242,927	755,727
Meridian Energy Ltd.	242,927	786,473
Tilt Renewables Ltd.	273,560	665,147
		2,935,486
Norway-1.99%
NEL ASA(a)	378,737	778,636
Scatec Solar ASA(c)	45,542	786,552
		1,565,188
South Korea-4.58%
CS Wind Corp.	26,210	1,748,947
Ecopro Co. Ltd.	31,818	969,442
Samsung SDI Co. Ltd.	2,621	874,473
		3,592,862
Spain-6.90%
Acciona S.A.	7,335	813,587
Atlantica Sustainable Infrastructure PLC	28,004	839,280
Audax Renovables S.A.(a)(b)	368,154	668,685
EDP Renovaveis S.A.	58,307	956,999
Siemens Gamesa Renewable Energy S.A.	44,691	1,050,336
Solaria Energia y Medio Ambiente S.A.(a)	71,469	1,084,290
		5,413,177
Sweden-3.11%
Eolus Vind AB, Class B(b)	58,847	889,709
Nibe Industrier AB, Class B(a)	36,234	870,218
PowerCell Sweden AB(a)	23,490	685,039
		2,444,966
Switzerland-3.10%
Credit Suisse Real Estate Fund Green Property	4,842	831,395
Gurit Holding AG, BR	508	901,299
Landis+Gyr Group AG(a)	11,328	697,338
		2,430,032
Taiwan-4.65%
Epistar Corp.(a)	601,131	931,620
Everlight Electronics Co. Ltd.	714,000	884,746
Lextar Electronics Corp.(a)	1,228,000	1,010,251
Sino-American Silicon Products, Inc.	247,000	826,299
		3,652,916
United Kingdom-2.79%
GCP Infrastructure Investments Ltd.	533,793	809,897
Greencoat UK Wind PLC	410,610	788,987
Ricardo PLC	132,854	594,605
		2,193,489
United States-25.32%
Ameresco, Inc., Class A(a)	35,514	983,028
Arcosa, Inc.	18,283	771,908
Bloom Energy Corp., Class A(a)(b)	83,357	1,013,621
Cree, Inc.(a)	12,375	852,885
Enphase Energy, Inc.(a)	14,963	903,167
First Solar, Inc.(a)	15,062	896,942
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
United States-(continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,502	$893,335
Itron, Inc.(a)	11,106	772,533
Ormat Technologies, Inc.	10,867	646,587
Plug Power, Inc.(a)(b)	144,771	1,116,184
Renewable Energy Group, Inc.(a)(b)	26,918	742,399
SolarEdge Technologies, Inc.(a)	5,094	891,959
Sunnova Energy International, Inc.(a)	41,554	1,039,266
SunPower Corp.(a)(b)	102,506	956,381
Sunrun, Inc.(a)	39,727	1,457,584
Tesla, Inc.(a)	761	1,088,808
TPI Composites, Inc.(a)	34,549	883,763
Universal Display Corp.	4,893	853,584
Veeco Instruments, Inc.(a)	58,971	797,288
Vivint Solar, Inc.(a)	76,963	1,565,427
Willdan Group, Inc.(a)	30,590	754,349
		19,880,998
Total Common Stocks & Other Equity Interests (Cost $49,998,047)		78,432,313
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $37,015)	37,015	37,015
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $50,035,062)		78,469,328
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.72%
Invesco Private Government Fund, 0.06%(d)(e)(f)	7,488,468	$7,488,468
Invesco Private Prime Fund, 0.15%(d)(e)(f)	2,495,657	2,496,156
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,984,624)		9,984,624
TOTAL INVESTMENTS IN SECURITIES-112.67% (Cost $60,019,686)		88,453,952
OTHER ASSETS LESS LIABILITIES-(12.67)%		(9,949,986)
NET ASSETS-100.00%		$78,503,966

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $3,418,651, which represented 4.35% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$2,822,538	$(2,785,523)	$-	$-	$37,015	$311
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	6,892,188	28,159,631	(35,051,819)	-	-	-	41,314
Invesco Liquid Assets Portfolio, Institutional Class	2,297,396	7,221,660	(9,518,549)	(200)	(307)	-	15,859
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2020
(Unaudited)
	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Private Government Fund	$-	$30,861,724	$(23,373,256)	$-	$-	$7,488,468	$817
Invesco Private Prime Fund	-	5,781,430	(3,285,485)	-	211	2,496,156	470
Total	$9,189,584	$74,846,983	$(74,014,632)	$(200)	$(96)	$10,021,639	$58,771

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Brazil-3.64%
Cia de Saneamento Basico do Estado de Sao Paulo	634,841	$7,420,584
Canada-1.01%
Stantec, Inc.	64,264	2,068,250
Cayman Islands-0.08%
Consolidated Water Co. Ltd.	13,012	159,657
China-2.00%
Beijing Enterprises Water Group Ltd.(a)	3,143,101	1,334,263
CT Environmental Group Ltd.(a)(b)	2,561,890	28,097
Guangdong Investment Ltd.	1,684,872	2,721,813
		4,084,173
France-7.17%
Suez S.A.	353,917	4,680,999
Veolia Environnement S.A.	436,063	9,957,095
		14,638,094
Hong Kong-0.17%
China Water Affairs Group Ltd.	400,598	345,798
Italy-1.65%
ACEA S.p.A.	27,050	556,247
Hera S.p.A.	723,489	2,800,991
		3,357,238
Japan-5.40%
Kurita Water Industries Ltd.	94,843	2,537,698
METAWATER Co. Ltd.	9,742	422,924
Miura Co. Ltd.	82,801	3,105,136
Organo Corp.	10,223	512,455
TOTO Ltd.	119,081	4,448,784
		11,026,997
Netherlands-2.12%
Aalberts N.V.	95,600	3,412,889
Arcadis N.V.(a)	44,274	908,342
		4,321,231
South Korea-1.61%
Coway Co. Ltd.	50,951	3,280,126
Spain-1.39%
Acciona S.A.	25,655	2,845,614
	Shares	Value
Switzerland-9.36%
Belimo Holding AG	219	$1,733,319
Geberit AG	31,410	17,374,422
		19,107,741
Thailand-0.18%
TTW PCL	841,052	361,424
United Kingdom-14.41%
Halma PLC	205,287	5,868,384
HomeServe PLC	121,222	2,112,899
Pennon Group PLC	280,585	3,923,892
Polypipe Group PLC	110,851	589,242
Severn Trent PLC	180,131	5,792,336
Spirax-Sarco Engineering PLC	34,833	4,713,557
United Utilities Group PLC	541,224	6,393,206
		29,393,516
United States-49.53%
A.O. Smith Corp.	114,303	5,502,546
American Water Works Co., Inc.	60,142	8,857,112
Danaher Corp.	91,702	18,688,868
Ecolab, Inc.	71,867	13,444,878
Essential Utilities, Inc.	79,074	3,586,006
Ferguson PLC	112,987	10,072,223
IDEX Corp.	38,380	6,325,792
Pentair PLC	195,158	8,362,520
Reliance Worldwide Corp. Ltd.	694,931	1,335,631
Roper Technologies, Inc.	19,399	8,389,098
Toro Co. (The)	36,760	2,622,826
Waters Corp.(a)	33,732	7,189,976
Xylem, Inc.	91,645	6,688,252
		101,065,728
Total Common Stocks & Other Equity Interests (Cost $152,164,656)		203,476,171
TOTAL INVESTMENTS IN SECURITIES-99.72% (Cost $152,164,656)		203,476,171
OTHER ASSETS LESS LIABILITIES-0.28%		573,413
NET ASSETS-100.00%		$204,049,584
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$7,798,711	$(7,798,711)	$-	$-	$-	$276
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
July 31, 2020
(Unaudited)
	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	$2,256,993	$22,521,053	$(24,778,046)	$-	$-	$-	$10,713
Invesco Liquid Assets Portfolio, Institutional Class	752,331	7,214,024	(7,966,733)	(74)	452	-	4,210
Invesco Private Government Fund	-	32,449,316	(32,449,316)	-	-	-	267
Invesco Private Prime Fund	-	2,416,773	(2,416,785)	-	12	-	53
Total	$3,009,324	$72,399,877	$(75,409,591)	$(74)	$464	$-	$15,519
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Australia-6.15%
Ansell Ltd.	55,522	$1,530,987
BlueScope Steel Ltd.	195,418	1,568,212
Genworth Mortgage Insurance Australia Ltd.	85,536	103,975
Qantas Airways Ltd.	753,051	1,744,364
		4,947,538
Austria-0.89%
IMMOFINANZ AG(a)	43,142	715,746
Brazil-0.47%
Camil Alimentos S.A.	159,800	377,874
Canada-20.51%
Artis REIT	51,000	299,641
BRP, Inc.	17,887	801,209
Celestica, Inc.(a)	38,648	319,109
CI Financial Corp.	93,823	1,289,497
ECN Capital Corp.	100,545	354,291
Enerplus Corp.	87,485	216,182
First Capital REIT	79,200	802,938
Great-West Lifeco, Inc.	112,155	1,982,703
Home Capital Group, Inc.(a)	16,242	273,186
Knight Therapeutics, Inc.(a)	46,945	242,523
Magna International, Inc.	44,150	2,040,557
Nutrien Ltd.	122,389	3,985,523
Power Corp. of Canada	111,780	1,983,584
Seven Generations Energy Ltd., Class A(a)	100,746	276,027
TFI International, Inc.	37,644	1,633,348
		16,500,318
Colombia-0.92%
Parex Resources, Inc.(a)	61,471	743,434
Denmark-3.88%
Jyske Bank A/S(a)	25,797	826,500
Pandora A/S	36,096	2,292,874
		3,119,374
France-5.03%
Vivendi S.A.	152,797	4,047,287
Germany-3.23%
Rocket Internet SE(a)(b)	28,462	613,218
United Internet AG	43,579	1,982,442
		2,595,660
India-6.36%
Wipro Ltd., ADR	1,184,191	5,115,705
Ireland-0.30%
Greencore Group PLC	144,551	242,656
Japan-28.78%
Bridgestone Corp.	44,400	1,299,287
Dai Nippon Printing Co. Ltd.	22,700	492,517
Daicel Corp.	20,800	138,103
Daito Trust Construction Co. Ltd.	4,800	375,538
DeNA Co. Ltd.	6,200	69,840
Duskin Co. Ltd.	3,600	89,276
Hokuetsu Corp.	13,200	43,946
Japan Post Insurance Co. Ltd.	14,200	187,489
K’s Holdings Corp.	16,500	212,239
Maxell Holdings Ltd.	3,500	29,892
Medipal Holdings Corp.	17,100	314,408
METAWATER Co. Ltd.	1,100	47,754
Mitsubishi Corp.	186,300	3,734,634
Nikon Corp.	23,600	163,836
	Shares	Value
Japan-(continued)
Nippon Telegraph & Telephone Corp.	168,100	$3,884,918
Nomura Holdings, Inc.	232,200	1,075,459
Nomura Research Institute Ltd.	30,000	787,667
Olympus Corp.	203,700	3,628,761
Sankyo Co. Ltd.	4,300	107,246
Shimachu Co. Ltd.	2,800	76,217
Shinsei Bank Ltd.	12,100	135,958
Toa Corp.	1,600	23,259
Tokyo Electron Ltd.	16,000	4,358,271
Tokyo Steel Manufacturing Co. Ltd.	8,700	48,795
Toshiba Corp.	27,056	818,871
Unipres Corp.	2,600	19,279
Z Holdings Corp.	188,878	995,035
		23,158,495
Netherlands-5.43%
Akzo Nobel N.V.	43,766	4,126,808
AMG Advanced Metallurgical Group N.V.	13,550	241,144
		4,367,952
Norway-0.22%
DNO ASA	280,916	176,987
South Korea-2.07%
Daishin Securities Co. Ltd.	18,863	163,868
SK Holdings Co. Ltd.	8,101	1,506,103
		1,669,971
Spain-0.36%
Prosegur Cia de Seguridad S.A., Prosegur Cia de Seguridad S.A.	108,621	286,431
Sweden-2.34%
Lundin Energy AB	81,296	1,880,864
Switzerland-2.81%
Intershop Holding AG	534	328,137
Swiss Life Holding AG(a)	5,291	1,936,214
		2,264,351
Taiwan-0.47%
Capital Securities Corp.	938,000	381,034
United Kingdom-9.66%
Daily Mail and General Trust PLC, Class A	77,278	640,007
Dialog Semiconductor PLC(a)	31,231	1,432,909
Great Portland Estates PLC	73,477	568,602
Micro Focus International PLC	137,339	499,493
Sole Realisation Co. PLC(a)(c)	90,508	0
Standard Life Aberdeen PLC	592,729	1,948,003
Subsea 7 S.A.(a)	85,533	642,898
Whitbread PLC(a)	71,384	2,042,474
		7,774,386
Total Common Stocks & Other Equity Interests (Cost $81,112,120)		80,366,063
Money Market Funds-0.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $154,488)	154,488	154,488
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $81,266,608)		80,520,551
OTHER ASSETS LESS LIABILITIES-(0.07)%		(57,601)
NET ASSETS-100.00%		$80,462,950
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2020 represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$3,662,082	$(3,507,594)	$-	$-	$154,488	$343
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	7,837,029	33,281,797	(41,118,826)	-	-	-	31,652
Invesco Liquid Assets Portfolio, Institutional Class	2,612,343	7,870,351	(10,480,991)	(53)	(1,650)	-	12,162
Invesco Private Government Fund	-	34,764,528	(34,764,528)	-	-	-	190
Invesco Private Prime Fund	-	1,985,752	(1,985,786)	-	34	-	51
Total	$10,449,372	$81,564,510	$(91,857,725)	$(53)	$(1,616)	$154,488	$44,398

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Australia-0.85%
Orora Ltd.	388,073	$640,105
Brazil-4.31%
Duratex S.A.	124,042	383,625
Klabin S.A.	278,134	1,103,817
Suzano S.A.(a)	217,853	1,757,621
		3,245,063
Canada-4.59%
Canfor Corp.(a)	24,944	297,577
Canfor Pulp Products, Inc.(a)	11,695	48,194
Cascades, Inc.	31,917	363,847
Interfor Corp.(a)	26,798	311,093
Norbord, Inc.	19,523	634,880
Stella-Jones, Inc.	24,398	740,956
West Fraser Timber Co. Ltd.	21,328	1,055,971
		3,452,518
Chile-1.33%
Empresas CMPC S.A.	451,602	1,000,590
China-0.88%
Lee & Man Paper Manufacturing Ltd.	521,855	321,185
Shandong Sun Paper Industry JSC Ltd., A Shares	61,900	112,457
Youyuan International Holdings Ltd.(a)(b)	337,463	11,321
Yunnan Energy New Material Co. Ltd.	19,200	219,688
		664,651
Finland-11.23%
Huhtamaki OYJ(a)	38,808	1,734,659
Metsa Board OYJ	70,654	552,673
Stora Enso OYJ, Class R	233,179	2,939,326
UPM-Kymmene OYJ	120,536	3,225,540
		8,452,198
Germany-0.17%
Mercer International, Inc.	16,995	126,613
Hong Kong-0.92%
Nine Dragons Paper Holdings Ltd.	659,739	690,367
Indonesia-1.04%
PT Indah Kiat Pulp & Paper Corp. Tbk(a)	1,089,887	582,269
PT Pabrik Kertas Tjiwi Kimia Tbk(a)	434,096	200,695
		782,964
Ireland-4.05%
Smurfit Kappa Group PLC	90,584	3,048,509
Japan-4.40%
Daiken Corp.	4,343	69,337
Daio Paper Corp.	27,516	372,675
Hokuetsu Corp.	45,876	152,732
Nippon Paper Industries Co. Ltd.	39,742	498,420
Oji Holdings Corp.	344,995	1,435,712
Pack Corp. (The)(c)	4,797	119,505
Rengo Co. Ltd.	70,188	527,754
Tokushu Tokai Paper Co. Ltd.	3,407	139,367
		3,315,502
Pakistan-0.04%
Packages Ltd.	12,450	29,832
Portugal-0.59%
Altri SGPS S.A.	28,605	141,864
	Shares	Value
Portugal-(continued)
Navigator Co. S.A. (The)	85,760	$214,383
Semapa-Sociedade de Investimento e Gestao	9,714	87,874
		444,121
South Africa-0.42%
Sappi Ltd.(a)	218,355	314,157
South Korea-0.31%
Hansol Paper Co. Ltd.	6,637	76,598
Kuk-il Paper Manufacturing Co. Ltd.(a)	34,346	157,402
		234,000
Spain-0.37%
Ence Energia y Celulosa S.A.	58,872	177,869
Miquel y Costas & Miquel S.A.	7,410	103,396
		281,265
Sweden-7.23%
BillerudKorsnas AB	71,036	1,137,769
Holmen AB, Class B(a)	39,883	1,367,451
Svenska Cellulosa AB S.C.A., Class B(a)	242,829	2,938,181
		5,443,401
Switzerland-2.38%
SIG Combibloc Group AG(a)	102,463	1,792,004
Taiwan-0.82%
Cheng Loong Corp.	287,000	227,292
Chung Hwa Pulp Corp.(a)	154,000	43,685
Longchen Paper & Packaging Co. Ltd.	265,000	132,525
YFY, Inc.	463,000	215,738
		619,240
Thailand-0.11%
Polyplex Thailand PCL, NVDR	107,541	80,701
United Kingdom-7.12%
DS Smith PLC	548,881	1,881,701
Mondi PLC	194,588	3,481,056
		5,362,757
United States-46.79%
Amcor PLC	357,910	3,686,473
Avery Dennison Corp.	32,728	3,709,391
Boise Cascade Co.	15,678	730,438
CatchMark Timber Trust, Inc., Class A	19,525	190,564
Clearwater Paper Corp.(a)	6,579	242,897
Domtar Corp.	22,420	470,596
Graphic Packaging Holding Co.	116,166	1,619,354
International Paper Co.	105,106	3,656,638
Louisiana-Pacific Corp.	44,949	1,423,535
Neenah, Inc.	6,713	299,467
Packaging Corp. of America	37,009	3,557,305
PH Glatfelter Co.	17,653	281,212
PotlatchDeltic Corp.	27,039	1,157,539
Ranpak Holdings Corp.(a)	11,527	94,176
Rayonier, Inc.	51,888	1,441,449
Schweitzer-Mauduit International, Inc., Class A	12,310	400,444
Sealed Air Corp.	61,803	2,205,131
Sonoco Products Co.	40,127	2,076,171
Verso Corp., Class A	11,752	143,492
Westrock Co.	103,595	2,782,562
Weyerhaeuser Co.	181,647	5,051,603
		35,220,437
Total Common Stocks & Other Equity Interests (Cost $73,546,779)		75,240,995
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Exchange-Traded Funds-0.06%
India-0.06%
Invesco India ETF(c)(d) (Cost $51,976)	2,432	$45,284
Money Market Funds-0.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $204,619)	204,619	204,619
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $73,803,374)		75,490,898
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.08%
Invesco Private Government Fund, 0.06%(d)(e)(f)	42,370	42,370
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.15%(d)(e)(f)	14,787	$14,790
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,160)		57,160
TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $73,860,534)		75,548,058
OTHER ASSETS LESS LIABILITIES-(0.36)%		(270,475)
NET ASSETS-100.00%		$75,277,583

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco India ETF	$73,870	$170,768	$(177,570)	$(5,251)	$(16,533)	$45,284	$1,346
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	208,217	5,803,906	(5,807,504)	-	-	204,619	2,119
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	1,898,798	25,025,621	(26,924,419)	-	-	-	15,173
Invesco Liquid Assets Portfolio, Institutional Class	632,933	7,568,210	(8,200,374)	(41)	(728)	-	6,372
Invesco Private Government Fund	-	7,458,096	(7,415,726)	-	-	42,370	70
Invesco Private Prime Fund	-	1,397,239	(1,382,458)	-	9	14,790	24
Total	$2,813,818	$47,423,840	$(49,908,051)	$(5,292)	$(17,252)	$307,063	$25,104

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Austria-1.14%
ANDRITZ AG	229,644	$7,733,858
Brazil-1.71%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,007,255	11,643,868
Canada-3.15%
Algonquin Power & Utilities Corp.	1,552,451	21,417,913
China-3.13%
Beijing Enterprises Water Group Ltd.(a)	17,722,191	7,523,162
Guangdong Investment Ltd.	8,521,231	13,765,556
		21,288,718
France-7.31%
Suez S.A.	1,255,362	16,603,747
Veolia Environnement S.A.	1,452,995	33,177,795
		49,781,542
Hong Kong-0.32%
China Water Affairs Group Ltd.	2,504,943	2,162,276
Italy-1.72%
ACEA S.p.A.	131,811	2,710,518
Hera S.p.A.	2,326,759	9,008,059
		11,718,577
Japan-1.71%
Kurita Water Industries Ltd.	342,091	9,153,272
METAWATER Co. Ltd.	34,908	1,515,442
Organo Corp.	19,814	993,230
		11,661,944
Netherlands-1.62%
Aalberts N.V.	307,871	10,990,894
Singapore-0.50%
Sembcorp Industries Ltd.	2,682,310	3,383,940
South Korea-1.54%
Coway Co. Ltd.	162,959	10,490,982
Spain-0.19%
Fomento de Construcciones y Contratas S.A.	150,296	1,299,170
Sweden-3.35%
Alfa Laval AB(a)	963,542	22,821,442
Switzerland-7.43%
Geberit AG	69,473	38,428,947
Georg Fischer AG	13,188	12,134,062
		50,563,009
United Kingdom-14.53%
Halma PLC	1,215,061	34,734,027
Pennon Group PLC	1,246,636	17,433,809
Severn Trent PLC	711,373	22,875,081
United Utilities Group PLC	2,019,532	23,855,714
		98,898,631
	Shares	Value
United States-50.53%
Advanced Drainage Systems, Inc.	166,048	$8,136,352
Aegion Corp.(a)	90,656	1,397,915
American States Water Co.	108,576	8,347,323
American Water Works Co., Inc.	470,134	69,236,634
Badger Meter, Inc.	93,160	5,831,816
California Water Service Group	141,898	6,650,759
Danaher Corp.	203,009	41,373,234
Energy Recovery, Inc.(a)(b)	105,829	803,242
Essential Utilities, Inc.	639,222	28,988,718
Evoqua Water Technologies Corp.(a)	230,642	4,435,246
Franklin Electric Co., Inc.	123,144	6,655,933
Gorman-Rupp Co. (The)	56,033	1,695,559
IDEX Corp.	195,120	32,159,678
Lindsay Corp.	34,604	3,355,550
Middlesex Water Co.	51,375	3,291,082
Mueller Water Products, Inc., Class A	504,409	5,104,619
Olin Corp.(b)	510,973	5,743,336
Pentair PLC	540,460	23,158,711
Reliance Worldwide Corp. Ltd.	2,528,611	4,859,896
Rexnord Corp.	390,214	11,304,500
Select Energy Services, Inc., Class A(a)	184,832	820,654
SJW Group	76,321	4,767,010
Tetra Tech, Inc.	161,625	14,328,056
Watts Water Technologies, Inc., Class A	88,331	7,410,088
Xylem, Inc.	579,103	42,262,937
York Water Co. (The)	38,283	1,772,886
		343,891,734
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $532,105,322)		679,748,498
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.25%
Invesco Private Government Fund, 0.06%(c)(d)(e)	1,299,196	1,299,196
Invesco Private Prime Fund, 0.15%(c)(d)(e)	432,979	433,065
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,732,261)		1,732,261
TOTAL INVESTMENTS IN SECURITIES-100.13% (Cost $533,837,583)		681,480,759
OTHER ASSETS LESS LIABILITIES-(0.13)%		(905,398)
NET ASSETS-100.00%		$680,575,361
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$16,146,345	$(16,146,345)	$-	$-	$-	$3,313
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	5,913,122	78,493,521	(84,406,643)	-	-	-	50,019
Invesco Liquid Assets Portfolio, Institutional Class	1,971,041	22,194,630	(24,165,629)	(139)	97	-	19,630
Invesco Private Government Fund	-	124,693,913	(123,394,717)	-	-	1,299,196	1,438
Invesco Private Prime Fund	-	12,487,908	(12,054,944)	-	101	433,065	561
Total	$7,884,163	$254,016,317	$(260,168,278)	$(139)	$198	$1,732,261	$74,961

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Australia-11.18%
Alumina Ltd.	47,184	$51,434
Aristocrat Leisure Ltd.	14,604	274,190
ASX Ltd.	4,954	293,636
Aurizon Holdings Ltd.	35,866	114,460
BHP Group Ltd.	71,173	1,875,784
BlueScope Steel Ltd.	8,362	67,104
Brambles Ltd.	54,811	423,737
Cochlear Ltd.	1,629	222,222
CSL Ltd.	9,766	1,891,696
Evolution Mining Ltd.	38,880	164,508
Fortescue Metals Group Ltd.	49,302	615,564
Insurance Australia Group Ltd.	50,132	182,997
Magellan Financial Group Ltd.	3,906	171,321
Medibank Pvt Ltd.	71,049	143,687
Newcrest Mining Ltd.	16,468	415,477
Qantas Airways Ltd.	12,815	29,685
REA Group Ltd.	1,336	103,936
Rio Tinto PLC	22,174	1,343,120
Wesfarmers Ltd.	27,803	928,157
Woolworths Group Ltd.	25,505	707,493
		10,020,208
Austria-0.05%
ANDRITZ AG	1,394	46,947
Belgium-0.13%
Colruyt S.A.	1,063	62,297
Proximus SADP	2,754	57,023
		119,320
Canada-4.75%
Alimentation Couche-Tard, Inc., Class B	19,920	692,255
AltaGas Ltd.	4,988	62,485
Cameco Corp.	8,291	84,303
Canadian National Railway Co.	15,083	1,473,281
Canadian Pacific Railway Ltd.	3,400	935,019
Canadian Utilities Ltd., Class A	2,393	61,384
CCL Industries, Inc., Class B	2,846	94,675
CGI, Inc., Class A(a)	4,476	319,686
CI Financial Corp.	4,872	66,960
Genworth MI Canada, Inc.	1,654	40,983
Great-West Lifeco, Inc.	5,154	91,114
IGM Financial, Inc.	1,723	42,358
Kirkland Lake Gold Ltd.	5,365	292,982
		4,257,485
China-0.20%
ENN Energy Holdings Ltd.	14,795	179,254
Denmark-5.25%
Carlsberg A/S, Class B	2,128	313,525
Chr. Hansen Holding A/S	2,465	280,601
Coloplast A/S, Class B	3,771	644,201
GN Store Nord A/S	2,648	162,067
Novo Nordisk A/S, Class B	44,157	2,922,698
Novozymes A/S, Class B	5,231	313,429
Tryg A/S	2,325	68,694
		4,705,215
Finland-2.24%
Elisa OYJ	3,536	210,989
Kone OYJ, Class B	11,294	898,001
Neles OYJ	3,041	44,015
Neste OYJ	9,695	445,733
	Shares	Value
Finland-(continued)
Orion OYJ, Class B	3,143	$137,589
UPM-Kymmene OYJ	10,148	271,560
		2,007,887
France-3.43%
Dassault Aviation S.A.(a)	60	50,020
Hermes International	837	679,168
L’Oreal S.A.	4,473	1,496,878
Safran S.A.(a)	6,187	654,355
Sartorius Stedim Biotech	629	196,361
		3,076,782
Germany-2.11%
BASF SE	16,360	905,572
Evonik Industries AG	3,138	84,863
Knorr-Bremse AG	942	110,712
MTU Aero Engines AG(a)	943	163,752
RWE AG	12,122	458,410
Siemens Healthineers AG(b)	3,239	168,353
		1,891,662
Hong Kong-1.22%
Hong Kong Exchanges & Clearing Ltd.	22,920	1,094,808
Ireland-0.44%
AIB Group PLC(a)	34,456	43,067
ICON PLC(a)	1,142	211,795
Ryanair Holdings PLC, ADR(a)	1,902	142,650
		397,512
Israel-0.51%
Check Point Software Technologies Ltd.(a)	3,266	409,393
Strauss Group Ltd.	1,568	44,479
		453,872
Italy-1.07%
DiaSorin S.p.A.	375	73,611
Ferrari N.V.	3,279	586,847
FinecoBank Banca Fineco S.p.A.(a)	13,603	197,450
Recordati Industria Chimica e Farmaceutica S.p.A.	1,971	105,441
		963,349
Japan-25.17%
ABC-Mart, Inc.	717	37,840
Astellas Pharma, Inc.	41,978	655,100
Azbil Corp.	2,470	81,999
Bandai Namco Holdings, Inc.	4,386	241,473
Brother Industries Ltd.	5,549	85,757
Calbee, Inc.	2,902	92,086
Capcom Co. Ltd.	1,932	75,467
Casio Computer Co. Ltd.	4,375	69,186
Chugai Pharmaceutical Co. Ltd.	15,073	675,170
COMSYS Holdings Corp.	2,614	76,642
Dai-ichi Life Holdings, Inc.	22,330	259,774
Daiichi Sankyo Co. Ltd.	16,238	1,421,842
Daikin Industries Ltd.	5,763	1,005,650
Daito Trust Construction Co. Ltd.	2,212	173,060
Disco Corp.	576	137,122
Eisai Co. Ltd.	6,335	508,514
Fast Retailing Co. Ltd.	1,323	701,354
GOLDWIN, Inc.	928	55,032
GungHo Online Entertainment, Inc.	2,477	45,192
Hoya Corp.	9,366	923,047
Ito En Ltd.	1,296	76,243
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Itochu Techno-Solutions Corp.	2,007	$81,149
Izumi Co. Ltd.	1,440	55,227
Japan Exchange Group, Inc.	11,347	268,301
Japan Tobacco, Inc.	22,528	386,085
JGC Holdings Corp.	5,228	52,611
Kakaku.com, Inc.	3,615	86,947
Kaken Pharmaceutical Co. Ltd.	772	34,865
Kobayashi Pharmaceutical Co. Ltd.	1,152	101,984
Kobe Bussan Co. Ltd.	1,139	70,130
K’s Holdings Corp.	4,198	53,999
Kyowa Kirin Co. Ltd.	5,372	132,103
Maruichi Steel Tube Ltd.	1,584	37,349
McDonald’s Holdings Co. Japan Ltd.	1,499	71,455
MonotaRO Co. Ltd.	2,988	127,314
Morinaga & Co. Ltd.	1,133	41,096
Nexon Co. Ltd.	10,066	259,909
Nihon M&A Center, Inc.	3,739	181,062
Nihon Unisys Ltd.	1,852	55,965
Nintendo Co. Ltd.	2,341	1,028,242
Nippon Shinyaku Co. Ltd.	1,200	92,273
Nissan Chemical Corp.	2,908	152,097
Nissin Foods Holdings Co. Ltd.	1,750	156,909
Nitori Holdings Co. Ltd.	1,844	404,100
Nitto Denko Corp.	3,046	171,415
Nomura Research Institute Ltd.	12,506	328,352
NS Solutions Corp.	1,652	43,062
NTT DOCOMO, Inc.	26,097	717,649
Obayashi Corp.	16,960	150,463
OBIC Business Consultants Co. Ltd.	720	42,153
Obic Co. Ltd.	1,440	257,547
Olympus Corp.	25,373	452,001
Omron Corp.	4,630	329,745
Ono Pharmaceutical Co. Ltd.	10,578	296,490
Otsuka Corp.	2,350	121,356
Paltac Corp.	1,008	54,533
Pigeon Corp.	2,847	110,266
Recruit Holdings Co. Ltd.	29,303	905,724
Ricoh Co. Ltd.	14,202	90,668
Rinnai Corp.	720	58,837
Rohm Co. Ltd.	1,750	110,399
Rohto Pharmaceutical Co. Ltd.	2,326	71,608
Sankyo Co. Ltd.	1,584	39,506
Sankyu, Inc.	1,049	36,164
Santen Pharmaceutical Co. Ltd.	8,431	141,939
SCSK Corp.	1,066	53,839
Secom Co. Ltd.	4,304	369,664
Sega Sammy Holdings, Inc.	3,478	39,112
Sekisui House Ltd.(c)	14,202	257,632
Seven & i Holdings Co. Ltd.	14,651	444,255
Shimano, Inc.	1,750	380,687
Shionogi & Co. Ltd.	6,813	403,316
SMC Corp.	1,338	696,904
Sompo Holdings, Inc.	8,427	275,374
Sugi Holdings Co. Ltd.	720	52,163
Sumitomo Metal Mining Co. Ltd.	4,940	146,429
Sundrug Co. Ltd.	1,339	45,718
Suntory Beverage & Food Ltd.	2,614	98,275
T&D Holdings, Inc.	11,273	92,014
Taisei Corp.	4,630	158,523
TDK Corp.	2,470	272,861
TIS, Inc.	4,817	103,511
Toho Co. Ltd.	2,758	81,777
	Shares	Value
Japan-(continued)
Tokio Marine Holdings, Inc.	14,053	$589,607
Tokyo Broadcasting System Holdings, Inc.	2,614	39,360
Tokyo Electron Ltd.	4,095	1,115,445
TOTO Ltd.	3,046	113,796
Trend Micro, Inc.	3,200	186,135
USS Co. Ltd.	4,393	65,274
Welcia Holdings Co. Ltd.	1,152	105,688
Yakult Honsha Co. Ltd.	3,190	181,329
Yamaha Corp.	3,111	142,706
Zenkoku Hosho Co. Ltd.	1,433	49,605
ZOZO, Inc.	5,185	140,254
		22,559,852
Luxembourg-0.04%
RTL Group S.A.(a)	1,206	39,931
Macau-0.70%
Galaxy Entertainment Group Ltd.	47,849	325,982
Sands China Ltd.	59,999	232,248
Wynn Macau Ltd.	38,279	67,073
		625,303
Netherlands-5.81%
Adyen N.V.(a)(b)	492	824,396
Akzo Nobel N.V.	4,539	427,994
ASML Holding N.V.	9,321	3,303,318
Randstad N.V.	2,392	115,009
Wolters Kluwer N.V.	6,783	536,277
		5,206,994
New Zealand-0.88%
a2 Milk Co. Ltd.(a)	14,665	203,588
Contact Energy Ltd.	12,842	49,959
Fisher & Paykel Healthcare Corp. Ltd.	13,422	321,878
Fletcher Building Ltd.	16,865	37,973
Goodman Property Trust	31,318	46,315
Spark New Zealand Ltd.	38,912	127,792
		787,505
Norway-0.05%
Salmar ASA(a)	903	42,928
Portugal-0.05%
Navigator Co. S.A. (The)	17,205	43,009
Singapore-0.65%
Genting Singapore Ltd.	117,164	62,799
SATS Ltd.	18,239	36,443
Singapore Exchange Ltd.	16,091	95,868
United Overseas Bank Ltd.	22,762	321,852
Venture Corp. Ltd.	4,979	64,992
		581,954
South Korea-1.36%
Celltrion, Inc.(a)	1,636	407,146
CJ ENM Co. Ltd.	433	41,832
Coway Co. Ltd.	1,044	67,211
KEPCO Plant Service & Engineering Co. Ltd.	1,644	40,638
KT&G Corp.	2,401	163,036
Kumho Petrochemical Co. Ltd.	693	49,209
LG Innotek Co. Ltd.	331	44,730
NCSoft Corp.	335	228,038
Orion Corp.	435	48,926
S-1 Corp.	583	44,285

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Engineering Co. Ltd.(a)	3,970	$39,653
Yuhan Corp.	969	46,604
		1,221,308
Spain-0.71%
Aena SME S.A.(a)(b)	1,482	193,297
Amadeus IT Group S.A.	8,816	441,599
		634,896
Sweden-2.18%
Alfa Laval AB(a)	5,235	123,991
Atlas Copco AB, Class A	13,742	608,052
Epiroc AB, Class A	12,895	180,360
Essity AB, Class B(a)	12,666	417,905
Hennes & Mauritz AB, Class B	16,830	261,479
Sandvik AB(a)	19,235	357,688
		1,949,475
Switzerland-16.83%
Geberit AG	1,091	603,486
Nestle S.A.	40,022	4,755,830
Novartis AG	50,327	4,175,199
Partners Group Holding AG	488	472,711
Roche Holding AG	12,688	4,408,790
Schindler Holding AG, PC	925	234,377
SGS S.A.	121	318,029
Swatch Group AG (The), BR	545	114,428
		15,082,850
United Kingdom-12.10%
3i Group PLC	17,576	205,217
Admiral Group PLC	4,827	152,050
Aviva PLC	85,373	295,481
BAE Systems PLC	63,962	411,523
Barratt Developments PLC	19,229	128,866
Berkeley Group Holdings PLC	2,711	158,482
Coca-Cola European Partners PLC	3,899	160,522
Compass Group PLC	35,335	487,192
Croda International PLC	3,318	249,534
Diageo PLC	57,293	2,106,269
Experian PLC	18,179	638,730
Halma PLC	7,580	216,684
Hargreaves Lansdown PLC	9,637	221,223
	Shares	Value
United Kingdom-(continued)
Intertek Group PLC	3,884	$274,157
ITV PLC	97,463	72,505
Legal & General Group PLC	136,288	382,799
M&G PLC	45,043	94,945
Micro Focus International PLC	7,244	26,346
Mondi PLC	10,092	180,540
Persimmon PLC(a)	7,319	230,741
RELX PLC	45,789	970,583
Rentokil Initial PLC	42,346	296,904
Sage Group PLC (The)	26,806	256,624
Spirax-Sarco Engineering PLC	1,394	188,634
St James’s Place PLC	10,297	127,337
Standard Life Aberdeen PLC	49,863	163,875
Taylor Wimpey PLC	69,355	107,732
Unilever N.V.	34,520	2,044,260
		10,849,755
United States-0.69%
Ferguson PLC	4,881	435,116
James Hardie Industries PLC, CDI	8,651	179,732
		614,848
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $85,657,797)		89,454,909
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.25%
Invesco Private Government Fund, 0.06%(d)(e)(f)	171,079	171,079
Invesco Private Prime Fund, 0.15%(d)(e)(f)	57,015	57,026
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $228,105)		228,105
TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $85,885,902)		89,683,014
OTHER ASSETS LESS LIABILITIES-(0.05)%		(48,929)
NET ASSETS-100.00%		$89,634,085

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $1,186,046, which represented 1.32% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$71,126	$1,798,169	$(1,869,295)	$-	$-	$-	$190
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	590,423	4,748,787	(5,339,210)	-	-	-	3,257
Invesco Liquid Assets Portfolio, Institutional Class	196,808	1,189,136	(1,385,853)	(4)	(87)	-	1,268
Invesco Private Government Fund	-	4,496,324	(4,325,245)	-	-	171,079	40
Invesco Private Prime Fund	-	374,169	(317,152)	-	9	57,026	12
Total	$858,357	$12,606,585	$(13,236,755)	$(4)	$(78)	$228,105	$4,767

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$893,535,905	$-	$0	$893,535,905
Money Market Funds	-	37,193,762	-	37,193,762
Total Investments	$893,535,905	$37,193,762	$0	$930,729,667
Invesco DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$140,540,965	$-	$-	$140,540,965
Money Market Funds	-	2,080,332	-	2,080,332
Total Investments	$140,540,965	$2,080,332	$-	$142,621,297
Invesco DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$146,549,476	$-	$-	$146,549,476
Money Market Funds	199,897	1,294,035	-	1,493,932
Total Investments	$146,749,373	$1,294,035	$-	$148,043,408
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$915,060,333	$-	$2,259	$915,062,592
Money Market Funds	2,086,293	27,326,716	-	29,413,009
Total Investments	$917,146,626	$27,326,716	$2,259	$944,475,601
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$316,236,334	$-	$1,465	$316,237,799
Money Market Funds	1,236,969	17,687,996	-	18,924,965
Total Investments	$317,473,303	$17,687,996	$1,465	$335,162,764

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,018,590,538	$-	$1,438,801	$1,020,029,339
Exchange-Traded Funds	23,998,544	-	-	23,998,544
Money Market Funds	99,977	17,214,527	-	17,314,504
Total Investments	$1,042,689,059	$17,214,527	$1,438,801	$1,061,342,387
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$78,432,313	$-	$-	$78,432,313
Money Market Funds	37,015	9,984,624	-	10,021,639
Total Investments	$78,469,328	$9,984,624	$-	$88,453,952
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$203,448,074	$-	$28,097	$203,476,171
Total Investments	$203,448,074	$-	$28,097	$203,476,171
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$80,366,063	$-	$0	$80,366,063
Money Market Funds	154,488	-	-	154,488
Total Investments	$80,520,551	$-	$0	$80,520,551
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$75,229,674	$-	$11,321	$75,240,995
Exchange-Traded Funds	45,284	-	-	45,284
Money Market Funds	204,619	57,160	-	261,779
Total Investments	$75,479,577	$57,160	$11,321	$75,548,058
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$679,748,498	$-	$-	$679,748,498
Money Market Funds	-	1,732,261	-	1,732,261
Total Investments	$679,748,498	$1,732,261	$-	$681,480,759
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$89,454,909	$-	$-	$89,454,909
Money Market Funds	-	228,105	-	228,105
Total Investments	$89,454,909	$228,105	$-	$89,683,014
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.